UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series International Developed Markets Bond Index Fund Fidelity® Series International Developed Markets Bond Index Fund : FSTQX

This annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International developed market bonds advanced solidly in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2021 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series International Developed Markets Bond Index Fund	1.65%	-0.98%
Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)	1.64%	-0.84%
Bloomberg Global Aggregate Bond Index	8.17%	-1.94%
A   From August 31, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,679,432,680
Number of Holdings	673
Total Advisory Fee	$0
Portfolio Turnover	27%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.0
AA - 18.3
A - 16.3
BBB - 4.5
Not Rated - 42.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 11.8
France - 8.2
Italy - 8.0
Germany - 6.6
United Kingdom - 6.5
Spain - 5.1
Australia - 4.8
Canada - 4.6
Austria - 4.6
Others - 39.8

TOP HOLDINGS (% of Fund's net assets)
Japan Government	11.8
French Government	8.2
Italian Republic	8.0
German Federal Republic	6.6
United Kingdom of Great Britain and Northern Ireland	6.5
Spanish Kingdom	5.1
Australian Commonwealth	4.8
Canadian Government	4.6
Austrian Republic	4.6
Kingdom of Belgium	4.6
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914396.101    6397-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series International Credit Fund Fidelity® Series International Credit Fund : FCDSX

This annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 25, 2017 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series International Credit Fund	7.23%	0.67%	3.03%
Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)	6.36%	0.78%	2.67%
Bloomberg Global Aggregate Bond Index	8.17%	-2.15%	0.61%
A   From July 25, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$126,190,415
Number of Holdings	249
Total Advisory Fee	$0
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.3
AAA - 8.3
AA - 0.3
A - 15.0
BBB - 35.1
BB - 4.8
B - 1.4
CCC,CC,C - 0.3
D - 0.5
Not Rated - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 60.9
U.S. Treasury Obligations - 20.3
Foreign Government and Government Agency Obligations - 9.8
Preferred Securities - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 32.6
United Kingdom - 17.6
Germany - 10.6
France - 5.2
Canada - 4.6
Japan - 4.3
Multi-national - 3.7
Luxembourg - 3.7
Australia - 2.7
Others - 15.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.3
US Treasury Bonds	7.0
Japan Government	3.8
Canadian Government	2.5
European Union	2.2
KfW	2.1
HSBC Holdings PLC	1.9
BNP Paribas SA	1.7
UBS Group AG	1.6
European Investment Bank	1.5
37.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914368.101    3017-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund : FLTMX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 38	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Municipal Income Fund	5.04%	1.27%	2.29%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.34%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.28%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914135.101    36-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class Z : FIQZX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.09%	1.33%	2.65%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.62%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.57%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.51%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914134.101    3283-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class M : FZITX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	0.65%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	0.55%	0.17%	1.59%
Class M (without 4.00% sales charge)	4.74%	0.99%	2.00%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.34%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.28%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914132.101    1527-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class I : FZIIX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.44%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	4.96%	1.20%	2.21%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.34%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.28%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914133.101    1528-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class C : FZICX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.42%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	2.94%	0.23%	1.36%
Class C	3.94%	0.23%	1.36%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.34%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.28%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914131.101    1526-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class A : FZIAX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	0.52%	0.13%	1.55%
Class A (without 4.00% sales charge)	4.71%	0.95%	1.97%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.30%	1.10%	2.34%
Fidelity Intermediate Municipal Income Linked Index℠	5.30%	1.18%	2.28%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.3
Transportation	18.9
Health Care	12.1
Special Tax	7.4
Others(Individually Less Than 5%)	18.8
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 43.6
A - 32.6
BBB - 6.1
BB - 1.4
B - 0.4
Not Rated - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
Illinois	7.8
Alabama	6.0
California	5.9
New York	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914130.101    1524-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity® Multi-Asset Income Fund : FMSDX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 70	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 28, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Multi-Asset Income Fund	14.08%	7.55%	9.83%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
A   From March 28, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914364.101    3083-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class Z : FIWBX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.23%	7.62%	9.90%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.14%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914365.101    3285-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class M : FAZYX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.94%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	9.28%	6.41%	8.24%
Class M (without 4.00% sales charge)	13.83%	7.28%	8.68%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914362.101    2794-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class I : FAYZX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	14.11%	7.52%	8.93%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914363.101    2795-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class C : FWBTX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	12.01%	6.45%	8.02%
Class C	13.01%	6.45%	8.02%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914361.101    2793-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class A : FWATX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.95%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	9.21%	6.37%	8.22%
Class A (without 4.00% sales charge)	13.76%	7.24%	8.66%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.64%	6.99%	8.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.5
A - 0.2
BBB - 0.4
BB - 3.1
B - 4.0
CCC,CC,C - 5.2
Not Rated - 12.1
Equities - 55.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 47.8
U.S. Treasury Obligations - 18.5
Corporate Bonds - 12.5
Preferred Stocks - 7.9
Bank Loan Obligations - 7.6
Foreign Government and Government Agency Obligations - 2.3
Alternative Funds - 1.6
Preferred Securities - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	18.5
EchoStar Corp	3.2
Strategy Inc 11%	3.0
Strategy Inc Series A, 10%	2.9
X Corp	2.8
Alphabet Inc Class A	2.6
DHT Holdings Inc	2.4
International Seaways Inc	2.3
TransAlta Corp	2.3
Brazilian Federative Republic	2.3
42.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914360.101    2792-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Developed Markets Bond Index Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$76,600	$-	$10,900	$700

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$74,000	$-	$11,100	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Multi-Asset Income Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Series International Credit Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$57,200	$2,500	$12,500	$1,000
Fidelity Intermediate Municipal Income Fund	$51,700	$2,000	$5,800	$800
Fidelity Series International Credit Fund	$81,600	$3,400	$12,900	$1,300

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$54,900	$4,900	$13,000	$2,100
Fidelity Intermediate Municipal Income Fund	$49,900	$4,000	$5,600	$1,800
Fidelity Series International Credit Fund	$79,100	$6,700	$12,600	$2,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024 A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,443,800	$3,361,700
PwC	$13,798,700	$15,368,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series International Credit Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Credit Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 9.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Australian Commonwealth 3.5% 12/21/2034 (c)	AUD	965,000	588,255
CANADA - 2.5%
Canadian Government 1.5% 12/1/2031	CAD	3,930,000	2,616,316
Canadian Government 1.5% 6/1/2031	CAD	300,000	201,759
Canadian Government 2% 6/1/2032	CAD	235,000	159,787
Canadian Government 2.75% 6/1/2033	CAD	260,000	183,468
Canadian Government 3% 6/1/2034	CAD	40,000	28,481
TOTAL CANADA			3,189,811
JAPAN - 3.8%
Japan Government 0.1% 9/20/2028	JPY	213,200,000	1,320,318
Japan Government Treasury Bills 0% 2/16/2026 (j)	JPY	155,400,000	991,277
Japan Government Treasury Bills 0% 3/23/2026 (j)	JPY	391,200,000	2,493,839
TOTAL JAPAN			4,805,434
MULTI-NATIONAL - 2.2%
European Union 3.375% 12/12/2035 (c)	EUR	1,215,000	1,448,550
European Union 3.75% 10/12/2045 (c)	EUR	535,000	620,116
European Union 4% 4/4/2044 (c)	EUR	624,000	752,771
TOTAL MULTI-NATIONAL			2,821,437
ROMANIA - 0.8%
Romanian Republic 2.124% 7/16/2031 (c)	EUR	100,000	103,087
Romanian Republic 5.875% 7/11/2032 (c)	EUR	400,000	490,458
Romanian Republic 6.375% 9/18/2033 (c)	EUR	300,000	377,608
TOTAL ROMANIA			971,153
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,249,299)			12,376,090

Non-Convertible Corporate Bonds - 60.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.2%
Financials - 1.9%
Banks - 1.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(c)	GBP	500,000	673,876
Commonwealth Bank of Australia 2.688% 3/11/2031 (h)		200,000	182,129
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(c)	EUR	400,000	467,335
			1,323,340
Financial Services - 0.3%
Cimic Finance Ltd 1.5% 5/28/2029 (c)	EUR	400,000	438,239
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	500,000	638,968
TOTAL FINANCIALS			2,400,547
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	530,000	364,253
TOTAL AUSTRALIA			2,764,800
AUSTRIA - 0.3%
Materials - 0.2%
Containers & Packaging - 0.2%
Mondi Finance PLC 3.375% 5/23/2031 (c)	EUR	170,000	197,685
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (c)	EUR	100,000	120,112
TOTAL AUSTRIA			317,797
BELGIUM - 1.2%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (c)	EUR	500,000	601,410
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (c)	EUR	500,000	597,032
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Shurgard Luxembourg Sarl 4% 5/27/2035 (c)	EUR	300,000	348,520
TOTAL BELGIUM			1,546,962
CANADA - 2.1%
Financials - 2.1%
Banks - 2.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(c)	EUR	1,100,000	1,288,067
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		200,000	199,313
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	530,000	621,334
Toronto Dominion Bank 3.357% 9/22/2032 (c)	EUR	500,000	581,201

TOTAL CANADA			2,689,915
CZECH REPUBLIC - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 1.5% 1/27/2031 (c)	EUR	275,000	263,392
DENMARK - 1.7%
Consumer Staples - 0.4%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (c)	EUR	350,000	409,284
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (c)	EUR	150,000	182,382
TOTAL CONSUMER STAPLES			591,666
Financials - 1.3%
Banks - 1.3%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	1,055,000	1,273,100
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	258,000	319,104
TOTAL FINANCIALS			1,592,204
TOTAL DENMARK			2,183,870
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (c)	EUR	200,000	223,280
Citycon Treasury BV 5.375% 7/8/2031 (c)	EUR	100,000	111,475

TOTAL FINLAND			334,755
FRANCE - 5.2%
Communication Services - 0.3%
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (c)	EUR	300,000	350,015
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(c)	EUR	200,000	239,537
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	200,000	247,719
TOTAL CONSUMER DISCRETIONARY			487,256
Consumer Staples - 0.4%
Beverages - 0.4%
Pernod Ricard SA 3.75% 2/4/2037 (c)	EUR	400,000	461,060
Financials - 2.0%
Banks - 2.0%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		225,000	212,787
BNP Paribas SA 3.132% 1/20/2033 (b)(h)		650,000	592,845
BNP Paribas SA 3.945% 2/18/2037 (b)(c)	EUR	1,000,000	1,177,298
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		119,000	124,918
BPCE SA 5.716% 1/18/2030 (b)(h)		250,000	258,817
Societe Generale SA 6.691% 1/10/2034 (b)(h)		200,000	217,819
TOTAL FINANCIALS			2,584,484
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (c)	EUR	200,000	218,308
Utilities - 1.9%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (c)	EUR	500,000	626,317
Electricite de France SA 5.5% 1/25/2035 (c)	GBP	100,000	133,511
			759,828
Multi-Utilities - 1.3%
Engie SA 3.875% 3/6/2036 (c)	EUR	300,000	351,809
Engie SA 4.25% 9/6/2034 (c)	EUR	300,000	366,362
Veolia Environnement SA 3.324% 6/17/2032 (c)	EUR	800,000	933,763
			1,651,934
TOTAL UTILITIES			2,411,762
TOTAL FRANCE			6,512,885
GERMANY - 9.0%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Robert Bosch GmbH 4.375% 6/2/2043 (c)	EUR	200,000	231,195
Schaeffler AG 5.375% 4/1/2031 (c)	EUR	100,000	123,906
ZF Europe Finance BV 4.75% 1/31/2029 (c)	EUR	600,000	702,967
ZF Europe Finance BV 7% 6/12/2030 (c)	EUR	100,000	123,806
TOTAL CONSUMER DISCRETIONARY			1,181,874
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (c)	EUR	250,000	306,277
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (c)	EUR	400,000	465,051
Financials - 2.8%
Banks - 0.7%
Commerzbank AG 3.625% 1/14/2032 (b)(c)	EUR	300,000	356,613
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(c)	EUR	200,000	233,914
Volkswagen Bank GmbH 3.5% 6/19/2031 (c)	EUR	200,000	234,627
			825,154
Financial Services - 2.1%
KfW 0.375% 5/20/2036 (c)	EUR	125,000	111,165
KfW 3.25% 3/24/2031 (c)	EUR	1,630,000	1,969,894
KfW 3.75% 7/15/2030		500,000	500,841
			2,581,900
TOTAL FINANCIALS			3,407,054
Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		560,000	598,710
Bayer US Finance LLC 6.5% 11/21/2033 (h)		1,165,000	1,261,223
TOTAL HEALTH CARE			1,859,933
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Accentro Real Estate AG 10% 12/30/2027	EUR	100,000	123,375
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (b)(c)	EUR	519,069	183,308
Sirius Real Estate Ltd 4% 1/22/2032 (c)	EUR	300,000	350,623
Vonovia SE 3.5% 11/12/2032 (c)	EUR	100,000	115,935
TOTAL REAL ESTATE			773,241
Utilities - 2.6%
Electric Utilities - 2.0%
Amprion GmbH 3.125% 8/27/2030 (c)	EUR	300,000	352,475
Amprion GmbH 3.625% 5/21/2031 (c)	EUR	100,000	119,676
Amprion GmbH 3.875% 6/5/2036 (c)	EUR	300,000	351,244
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	500,000	558,419
EnBW International Finance BV 3.75% 11/20/2035 (c)	EUR	750,000	878,793
EnBW International Finance BV 5.7923% 2/26/2036 (c)	AUD	460,000	299,577
			2,560,184
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (h)		150,000	149,159
RWE Finance US LLC 5.875% 4/16/2034 (h)		583,000	614,589
			763,748
TOTAL UTILITIES			3,323,932
TOTAL GERMANY			11,317,362
HONG KONG - 1.0%
Financials - 1.0%
Insurance - 1.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		1,300,000	1,249,191
IRELAND - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	117,404
ITALY - 1.3%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (h)		275,000	302,615
Utilities - 1.1%
Electric Utilities - 0.8%
Enel Finance International NV 4.375% 9/30/2030 (h)		200,000	199,154
Enel Finance International NV 5.5% 6/26/2034 (h)		350,000	362,723
Enel SpA 3.375% (b)(c)(e)	EUR	300,000	353,133
			915,010
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		361,000	377,107
TOTAL UTILITIES			1,292,117
TOTAL ITALY			1,594,732
JAPAN - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (c)	EUR	225,000	265,882
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (h)		360,000	383,823
TOTAL JAPAN			649,705
LUXEMBOURG - 3.7%
Financials - 0.4%
Financial Services - 0.4%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	498,174
Real Estate - 3.3%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (c)	EUR	600,000	689,418
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (c)	EUR	100,000	120,478
Real Estate Management & Development - 2.7%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (c)	EUR	200,000	233,697
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (c)	EUR	233,000	261,768
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (c)	EUR	600,000	674,254
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (c)	EUR	400,000	459,907
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	150,000	183,557
Logicor Financing Sarl 0.875% 1/14/2031 (c)	EUR	250,000	258,209
Logicor Financing Sarl 3.75% 7/14/2032 (c)	EUR	150,000	174,165
Logicor Financing Sarl 4.25% 7/18/2029 (c)	EUR	400,000	485,291
P3 Group Sarl 3.75% 4/2/2033 (c)	EUR	200,000	231,161
P3 Group Sarl 4% 4/19/2032 (c)	EUR	300,000	354,606
			3,316,615
TOTAL REAL ESTATE			4,126,511
TOTAL LUXEMBOURG			4,624,685
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	851,752
MULTI-NATIONAL - 1.5%
Financials - 1.5%
Banks - 1.5%
European Investment Bank 2.875% 6/18/2035 (c)	EUR	1,640,000	1,896,279
NETHERLANDS - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (c)	EUR	100,000	117,697
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	125,136
Financials - 1.7%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (c)	EUR	400,000	423,156
ING Groep NV 3% 8/17/2031 (b)(c)	EUR	600,000	698,269
			1,121,425
Insurance - 0.8%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(c)		964,000	973,684
TOTAL FINANCIALS			2,095,109
TOTAL NETHERLANDS			2,337,942
POLAND - 1.1%
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (c)	EUR	600,000	694,896
GTC Finance DAC 6.5% 10/15/2030 (c)	EUR	600,000	653,336

TOTAL POLAND			1,348,232
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	300,000	355,320
SPAIN - 0.8%
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		600,000	637,739
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	300,000	355,708

TOTAL SPAIN			993,447
SWEDEN - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (c)	EUR	250,000	279,046
SWITZERLAND - 2.1%
Financials - 2.0%
Capital Markets - 1.6%
UBS Group AG 4.125% 6/9/2033 (b)(c)	EUR	460,000	558,188
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	1,070,000	1,339,199
			1,897,387
Insurance - 0.4%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		600,000	547,985
TOTAL FINANCIALS			2,445,372
Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (c)	EUR	125,000	148,389
TOTAL SWITZERLAND			2,593,761
UNITED KINGDOM - 16.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (c)	EUR	350,000	406,813
Consumer Discretionary - 1.2%
Broadline Retail - 0.5%
John Lewis PLC 4.25% 12/18/2034 (c)	GBP	200,000	228,574
Marks & Spencer PLC 3.25% 7/10/2027 (c)(i)	GBP	270,000	357,826
			586,400
Hotels, Restaurants & Leisure - 0.4%
IHG Finance LLC 3.375% 9/10/2030 (c)	EUR	150,000	175,800
Whitbread Group PLC 2.375% 5/31/2027 (c)	GBP	250,000	326,895
			502,695
Household Durables - 0.3%
Berkeley Group PLC/The 2.5% 8/11/2031 (c)	GBP	400,000	465,580
TOTAL CONSUMER DISCRETIONARY			1,554,675
Consumer Staples - 2.0%
Tobacco - 2.0%
BAT International Finance PLC 4.125% 4/12/2032 (c)	EUR	1,060,000	1,279,597
Imperial Brands Finance PLC 3.875% 2/12/2034 (c)	EUR	1,125,000	1,298,291
TOTAL CONSUMER STAPLES			2,577,888
Financials - 6.3%
Banks - 5.2%
Barclays PLC 3.543% 8/14/2031 (b)(c)	EUR	600,000	709,986
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	470,000	588,329
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	500,000	630,015
HSBC Holdings PLC 5.813% 5/22/2033 (b)(c)	GBP	400,000	562,081
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	400,000	595,896
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	670,000	837,694
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	650,000	862,209
NatWest Group PLC 7.416% 6/6/2033 (b)(c)	GBP	300,000	426,615
Standard Chartered PLC 3.864% 3/17/2033 (b)(c)	EUR	300,000	357,291
Virgin Money UK PLC 7.625% 8/23/2029 (b)(c)	GBP	600,000	874,989
			6,445,105
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (c)	EUR	475,000	555,060
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(c)	EUR	200,000	237,883
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (c)	GBP	400,000	624,744
TOTAL FINANCIALS			7,862,792
Industrials - 0.9%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (c)	EUR	500,000	465,125
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (c)	GBP	450,000	625,087
TOTAL INDUSTRIALS			1,090,212
Real Estate - 0.4%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (c)	GBP	200,000	273,137
Real Estate Management & Development - 0.2%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (c)	EUR	210,000	244,885
TOTAL REAL ESTATE			518,022
Utilities - 5.6%
Electric Utilities - 1.3%
London Power Networks PLC 3.837% 6/11/2037 (c)	EUR	275,000	320,545
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	750,000	867,018
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	400,000	468,768
			1,656,331
Water Utilities - 4.3%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (c)	GBP	175,000	215,847
Anglian Water Services Financing PLC 5.875% 6/20/2031 (c)	GBP	385,000	536,505
Anglian Water Services Financing PLC 6.25% 9/12/2044 (c)	GBP	175,000	226,847
Anglian Water Services Financing PLC 6.293% 7/30/2030 (c)	GBP	225,000	318,841
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	100,000	141,641
Northumbrian Water Finance PLC 5.375% 7/22/2032 (c)	GBP	250,000	338,397
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (c)	EUR	525,000	614,895
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (c)	GBP	140,000	180,031
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	375,000	509,137
South West Water Finance PLC 5.75% 12/11/2032 (c)	GBP	100,000	139,533
SW Finance I PLC 6.875% 8/7/2032 (c)	GBP	400,000	559,440
SW Finance I PLC 7.375% 12/12/2041 (c)	GBP	260,000	361,386
United Utilities Water Finance PLC 3.5% 2/27/2033 (c)	EUR	300,000	349,302
Wessex Water Services Finance PLC 6.125% 9/19/2034 (c)	GBP	325,000	449,533
Yorkshire Water Finance PLC 6% 7/22/2033 (c)	GBP	325,000	445,829
			5,387,164
TOTAL UTILITIES			7,043,495
TOTAL UNITED KINGDOM			21,053,897
UNITED STATES - 7.1%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet Inc 3.375% 5/6/2037	EUR	110,000	125,386
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	112,351
Alphabet Inc 4% 5/6/2054	EUR	100,000	109,002
TOTAL COMMUNICATION SERVICES			346,739
Consumer Discretionary - 1.3%
Automobiles - 0.9%
American Honda Finance Corp 5.05% 8/20/2031	GBP	375,000	510,296
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		582,000	600,403
			1,110,699
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (c)	EUR	450,000	531,600
TOTAL CONSUMER DISCRETIONARY			1,642,299
Consumer Staples - 0.9%
Tobacco - 0.9%
Philip Morris International Inc 3.25% 6/6/2032	EUR	950,000	1,103,962
Financials - 2.2%
Banks - 0.5%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	200,000	237,035
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	300,000	356,544
			593,579
Capital Markets - 0.9%
Blackstone Private Credit Fund 4.875% 4/14/2026 (c)	GBP	430,000	579,693
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	300,000	357,320
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	200,000	239,035
			1,176,048
Consumer Finance - 0.8%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	250,000	300,446
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	275,000	376,880
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		279,000	283,299
			960,625
TOTAL FINANCIALS			2,730,252
Information Technology - 0.1%
Software - 0.1%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	271,000	311,896
Real Estate - 1.0%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	120,603
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	255,000	294,722
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	350,991
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	425,000	502,550
TOTAL REAL ESTATE			1,268,866
Utilities - 1.3%
Electric Utilities - 1.3%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	640,659
Southern Co/The 1.875% 9/15/2081 (b)	EUR	850,000	971,421
TOTAL UTILITIES			1,612,080
TOTAL UNITED STATES			9,016,094
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $75,778,518)			76,893,225

Preferred Securities - 3.8%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 3.75% (b)(c)(e)	EUR	225,000	236,545
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 7.875% (b)(c)(e)	EUR	200,000	197,696
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (b)(c)(e)	EUR	500,000	590,815
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Aroundtown Finance Sarl 7.875% (b)(e)		750,000	762,690
Grand City Properties SA 1.5% (b)(c)(e)	EUR	600,000	700,116
TOTAL REAL ESTATE			1,462,806
TOTAL GERMANY			2,053,621
SWEDEN - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Heimstaden Bostad AB 3.625% (b)(c)(e)	EUR	150,000	180,232
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	650,000	565,487

TOTAL SWEDEN			745,719
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		1,900,000	494,000
UNITED KINGDOM - 0.9%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 8.875% (b)(c)(e)	GBP	200,000	284,211
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(e)	GBP	290,000	244,099
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC 3.74% (b)(c)(e)	GBP	400,000	552,285
TOTAL UNITED KINGDOM			1,080,595
TOTAL PREFERRED SECURITIES (Cost $6,859,074)			4,808,176

U.S. Treasury Obligations - 20.3%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	329,043
US Treasury Bonds 3.25% 5/15/2042 (l)	4.12 to 4.13	2,600,000	2,168,359
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	404,473
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	650,759
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	367,109
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	47,759
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	483,711
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	325,000	318,475
US Treasury Bonds 4.625% 11/15/2045	4.61	448,000	437,780
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	760,893
US Treasury Bonds 6.25% 5/15/2030 (l)	3.46 to 4.46	2,660,000	2,932,754
US Treasury Notes 2.625% 7/31/2029 (m)	4.11	3,000,000	2,901,329
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	971,836
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,485,000
US Treasury Notes 3.75% 12/31/2030	4.07	435,000	435,221
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	966,779
US Treasury Notes 4% 4/30/2032	4.11	2,095,000	2,108,585
US Treasury Notes 4% 7/31/2032	4.01 to 4.10	650,000	653,402
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	417,079
US Treasury Notes 4.125% 5/31/2032	4.19	344,000	348,633
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,700,000	1,727,758
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	875,000	882,246
US Treasury Notes 4.25% 6/30/2031	4.35	560,000	572,688
US Treasury Notes 4.375% 1/31/2032	4.21	160,000	164,450
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	272,080
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	996,400
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	205,750
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	1,025,000	1,064,559
US Treasury Notes 4.625% 4/30/2029	4.72	555,000	572,929
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,770,527)			25,647,839

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $4,987,608)	3.79	4,986,598	4,987,595

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $125,645,026)	124,712,925
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,477,490
NET ASSETS - 100.0%	126,190,415

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	15	3/2026	1,721,484	(9,292)
CBOT 2Y US Treasury Notes Contracts (United States)	4	3/2026	835,063	96
CBOT 5Y US Treasury Notes Contracts (United States)	15	3/2026	1,638,047	(4,008)
CBOT US Treasury Long Bond Contracts (United States)	20	3/2026	2,304,375	(26,117)
TMX 10Y Canadian Bond Contracts (Canada)	15	3/2026	1,321,373	(16,957)

TOTAL LONG				(56,278)

SHORT

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	(3)	3/2026	(369,487)	(2,290)

TOTAL FUTURES CONTRACTS				(58,568)
The notional amount of long futures as a percentage of Net Assets is 6.2%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	326,000	USD	383,688	BNP Paribas SA	1/2026	(104)
EUR	142,000	USD	167,326	JPMorgan Chase Bank NA	1/2026	(243)
GBP	136,000	USD	183,355	JPMorgan Chase Bank NA	1/2026	(40)
USD	1,322,963	AUD	1,999,000	JPMorgan Chase Bank NA	1/2026	(11,263)
USD	3,297,647	CAD	4,552,000	JPMorgan Chase Bank NA	1/2026	(22,682)
USD	58,147,971	EUR	49,900,000	BNP Paribas SA	1/2026	(566,323)
USD	432,103	EUR	370,000	JPMorgan Chase Bank NA	1/2026	(3,253)
USD	15,144,206	GBP	11,372,000	Goldman Sachs Bank USA	1/2026	(184,170)
USD	4,865,228	JPY	754,700,000	Royal Bank of Canada	1/2026	36,073

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(752,005)
Unrealized Appreciation						36,073
Unrealized Depreciation						(788,078)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Allianz SE 2.121% 7/8/2050	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	(16,763)	11,113	(5,650)
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	781	(8,161)	(7,380)
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	4,668	(10,270)	(5,602)
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(6,367)	2,164	(4,203)
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	(38,987)	31,158	(7,829)
Aviva PLC 6.125% 11/14/2036	12/2030	Citibank NA	(1%)	Quarterly	EUR	800,000	(6,148)	215	(5,933)
Commerzbank AG 4% 12/5/2030	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	141	(7,654)	(7,513)
Heidelberg Materials AG 3.75% 5/31/2032	12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	790,000	(191,406)	181,509	(9,897)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	(5,174)	1,407	(3,767)
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	700,000	(2,322)	(4,313)	(6,635)

TOTAL CREDIT DEFAULT SWAPS							(261,577)	197,168	(64,409)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $68,498,389 or 54.3% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,722,120 or 5.3% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,025,817.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $233,073.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,873,407	33,192,377	34,078,201	176,195	26	(14)	4,987,595	4,986,598	0.0%
Fidelity Securities Lending Cash Central Fund	-	950,437	950,437	49	-	-	-	-	0.0%
Total	5,873,407	34,142,814	35,028,638	176,244	26	(14)	4,987,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	12,376,090	-	12,376,090	-

Non-Convertible Corporate Bonds
Communication Services	1,487,146	-	1,487,146	-
Consumer Discretionary	4,866,104	-	4,866,104	-
Consumer Staples	6,151,222	-	6,151,222	-
Energy	1,913,835	-	1,913,835	-
Financials	33,102,755	-	33,102,755	-
Health Care	1,859,933	-	1,859,933	-
Industrials	1,308,520	-	1,308,520	-
Information Technology	311,896	-	311,896	-
Materials	463,478	-	463,478	-
Real Estate	9,380,697	-	9,380,697	-
Utilities	16,047,639	-	16,047,639	-

Preferred Securities
Consumer Discretionary	590,815	-	590,815	-
Financials	778,211	-	284,211	494,000
Industrials	244,099	-	244,099	-
Real Estate	2,642,766	-	2,642,766	-
Utilities	552,285	-	552,285	-

U.S. Treasury Obligations	25,647,839	-	25,647,839	-

Money Market Funds	4,987,595	4,987,595	-	-
Total Investments in Securities:	124,712,925	4,987,595	119,231,330	494,000
Derivative Instruments:

Assets
Futures Contracts	96	96	-	-
Forward Foreign Currency Contracts	36,073	-	36,073	-
Swaps	5,590	-	5,590	-
Total Assets	41,759	96	41,663	-

Liabilities
Futures Contracts	(58,664)	(58,664)	-	-
Forward Foreign Currency Contracts	(788,078)	-	(788,078)	-
Swaps	(267,167)	-	(267,167)	-
Total Liabilities	(1,113,909)	(58,664)	(1,055,245)	-
Total Derivative Instruments:	(1,072,150)	(58,568)	(1,013,582)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	5,590	(267,167)
Total Credit Risk	5,590	(267,167)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	36,073	(788,078)
Total Foreign Exchange Risk	36,073	(788,078)
Interest Rate Risk
Futures Contracts (c)	96	(58,664)
Total Interest Rate Risk	96	(58,664)
Total Value of Derivatives	41,759	(1,113,909)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $120,657,418)	$119,725,330
Fidelity Central Funds (cost $4,987,608)	4,987,595

Total Investment in Securities (cost $125,645,026)		$124,712,925
Cash		33,329
Foreign currency held at value (cost $446,941)		448,710
Unrealized appreciation on forward foreign currency contracts		36,073
Dividends receivable		21,015
Interest receivable		2,010,152
Distributions receivable from Fidelity Central Funds		17,149
Bi-lateral OTC swaps, at value		5,590
Receivable from investment adviser for expense reductions		106
Total assets		127,285,049
Liabilities
Payable for investments purchased	$16,446
Unrealized depreciation on forward foreign currency contracts	788,078
Bi-lateral OTC swaps, at value	267,167
Payable for daily variation margin on futures contracts	22,023
Other payables and accrued expenses	920
Total liabilities		1,094,634
Net Assets		$126,190,415
Net Assets consist of:
Paid in capital		$143,345,626
Total accumulated earnings (loss)		(17,155,211)
Net Assets		$126,190,415
Net Asset Value, offering price and redemption price per share ($126,190,415 ÷ 14,937,857 shares)		$8.45
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$287,652
Interest		4,426,604
Income from Fidelity Central Funds (including $49 from security lending)		176,244
Income before foreign taxes withheld		$4,890,500
Less foreign taxes withheld		(523)
Total income		4,889,977
Expenses
Custodian fees and expenses	$5,742
Independent trustees' fees and expenses	296
Total expenses before reductions	6,038
Expense reductions	(2,635)
Total expenses after reductions		3,403
Net Investment income (loss)		4,886,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,630,231
Fidelity Central Funds	26
Forward foreign currency contracts	(5,939,841)
Foreign currency transactions	146,164
Futures contracts	178,969
Swaps	(153,706)
Total net realized gain (loss)		(4,138,157)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,497,330
Fidelity Central Funds	(14)
Forward foreign currency contracts	(1,828,775)
Assets and liabilities in foreign currencies	100,554
Futures contracts	(35,200)
Swaps	(41,561)
Total change in net unrealized appreciation (depreciation)		7,692,334
Net gain (loss)		3,554,177
Net increase (decrease) in net assets resulting from operations		$8,440,751
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,886,574	$4,454,387
Net realized gain (loss)	(4,138,157)	140,299
Change in net unrealized appreciation (depreciation)	7,692,334	4,581,873
Net increase (decrease) in net assets resulting from operations	8,440,751	9,176,559
Distributions to shareholders	(5,617,934)	(5,498,144)

Share transactions
Proceeds from sales of shares	2,906,849	5,460,552
Reinvestment of distributions	5,617,934	5,498,144
Cost of shares redeemed	(2,906,849)	(5,501,408)

Net increase (decrease) in net assets resulting from share transactions	5,617,934	5,457,288
Total increase (decrease) in net assets	8,440,751	9,135,703

Net Assets
Beginning of period	117,749,664	108,613,961
End of period	$126,190,415	$117,749,664

Other Information
Shares
Sold	347,925	647,104
Issued in reinvestment of distributions	669,156	669,805
Redeemed	(347,925)	(652,056)
Net increase (decrease)	669,156	664,853

Financial Highlights
Fidelity® Series International Credit Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.25	$7.98	$7.69	$9.92	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.336	.322	.317	.276	.255
Net realized and unrealized gain (loss)	.251	.345	.266	(1.988)	(.263)
Total from investment operations	.587	.667	.583	(1.712)	(.008)
Distributions from net investment income	(.387)	(.397)	(.293)	(.455)	(.197) C
Distributions from net realized gain	-	-	-	(.063)	(.105) C
Total distributions	(.387)	(.397)	(.293)	(.518)	(.302)
Net asset value, end of period	$8.45	$8.25	$7.98	$7.69	$9.92
Total Return D	7.23%	8.47%	7.77%	(17.44)%	(.07)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-% G	.01%	-% G	.01%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	4.00%	3.93%	4.09%	3.20%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$126,190	$117,750	$108,614	$100,789	$121,985
Portfolio turnover rate H	67%	61%	61%	21%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,488,257
Gross unrealized depreciation	(4,001,943)
Net unrealized appreciation (depreciation)	$2,486,314
Tax Cost	$125,007,074

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,085
Capital loss carryforward	$(13,614,193)
Net unrealized appreciation (depreciation) on securities and other investments	$2,520,976

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,372,308)
Long-term	(11,241,885)
Total capital loss carryforward	$(13,614,193)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$5,617,934	$5,498,144

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Credit Fund
Credit Risk
Swaps	(153,706)	(41,561)
Total Credit Risk	(153,706)	(41,561)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,939,841)	(1,828,775)
Total Foreign Exchange Risk	(5,939,841)	(1,828,775)
Interest Rate Risk
Futures Contracts	178,969	(35,200)
Total Interest Rate Risk	178,969	(35,200)
Totals	(5,914,578)	(1,905,536)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Credit Fund	86,815,397

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	70,672,160	72,071,903
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Credit Fund	5	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,075.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $560.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Series International Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series International Credit Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.17% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,626,806 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9882621.108
SUN-ANN-0226
Fidelity® Intermediate Municipal Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 94.5%
	Principal Amount (a)	Value ($)
Alabama - 6.0%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,887,448
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,976,771
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,527,214
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,191,762
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,042,430
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	943,345
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,565,231
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	8,146,075
TOTAL EDUCATION		23,280,276
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,272,932
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	8,285,000	8,380,943
TOTAL ELECTRIC UTILITIES		14,653,875
General Obligations - 5.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,497,593
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,669,010
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	60,000,000	64,163,754
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,781,267
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,306,164
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,294,979
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,159,370
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	39,035,000	40,206,557
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	21,860,000	23,464,555
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,897,878
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	9,790,000	10,372,815
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,567,467
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,202,457
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	76,605,000	80,974,250
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	43,256,161
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,103,918
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	47,232,990
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	31,100,032
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	55,310,000	58,360,546
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	54,802,286
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	25,090,000	26,141,906
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	43,175,000	46,840,998
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	74,560,000	80,103,148
TOTAL GENERAL OBLIGATIONS		717,500,101
Health Care - 0.2%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,844,204
Special Tax - 0.3%
Alabama Highway Authority 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,890,000	5,517,943
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,895,866
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,146,869
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,156,711
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	4,947,027
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,188,823
TOTAL SPECIAL TAX		35,853,239
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,445,390
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,619,994
TOTAL WATER & SEWER		9,065,384
TOTAL ALABAMA		835,197,079
Alaska - 0.3%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2035 (Alaska St Guaranteed)	1,000,000	1,152,887
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2036 (Alaska St Guaranteed)	1,000,000	1,142,939
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2038 (Alaska St Guaranteed)	1,790,000	2,014,553
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2039 (Build America Mutual Assurance Co Insured), (Alaska St Guaranteed)	1,100,000	1,228,057
TOTAL GENERAL OBLIGATIONS		5,538,436
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,247,324
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,100,000	2,065,841
TOTAL HOUSING		6,313,165
Transportation - 0.3%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (c)	2,240,000	2,580,337
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (c)	2,500,000	2,873,611
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (c)	2,645,000	3,018,575
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (c)	2,950,000	3,330,043
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (c)	3,120,000	3,488,390
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (c)	3,295,000	3,659,095
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (c)	3,480,000	3,830,307
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (c)	3,885,000	4,211,706
TOTAL TRANSPORTATION		26,992,064
TOTAL ALASKA		38,843,665
Arizona - 1.5%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,183,051
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,991,995
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,556,803
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,286,219
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,150,369
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,303,732
TOTAL GENERAL OBLIGATIONS		39,289,118
Health Care - 0.5%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	2,010,732
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,749,343
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,762,471
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,860,999
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,592,658
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	546,461
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	973,786
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,238,119
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,079,818
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,721,303
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,426,179
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,104,844
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,990,890
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,721,012
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	3,055,000	2,789,087
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	982,946
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	861,440
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,675,338
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,102,081
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured)	1,775,000	1,950,073
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	905,000	983,502
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,080,000	1,163,534
TOTAL HEALTH CARE		60,286,616
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	4,666,158	4,626,196
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	31,940,000	32,548,269
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	15,585,000	15,699,460
TOTAL INDUSTRIAL DEVELOPMENT		48,247,729
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,012,695
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	5,970,000	7,315,845
TOTAL SPECIAL TAX		10,328,540
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,037,562
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,954,329
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,347,045
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,936,167
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,058,745
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,142,564
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (c)	2,185,000	2,251,631
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (c)	3,085,000	3,177,521
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	1,000,000	1,020,966
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (c)	2,000,000	2,116,271
TOTAL TRANSPORTATION		21,042,801
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,158,863
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,791,947
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,351,706
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,085,168
TOTAL WATER & SEWER		17,387,684
TOTAL ARIZONA		206,391,735
Arkansas - 0.1%
General Obligations - 0.1%
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2035	1,000,000	860,552
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2037	1,355,000	1,104,408
Farmington AR Scd No 6 2% 2/1/2038	1,140,000	904,432
Gravette School District No 20 2% 6/1/2037	1,390,000	1,150,197
Hot Springs School District No 6 2.5% 6/1/2039	3,400,000	2,816,510
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 6/1/2037	1,000,000	788,844
Springdale Ark Sch Dist No 050 Series A, 2.5% 6/1/2039	3,310,000	2,704,084
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2037	1,220,000	996,205
TOTAL GENERAL OBLIGATIONS		11,325,232
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,015,774
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,490,863
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,590,854
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,346,274
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	98,720
TOTAL HEALTH CARE		5,542,485
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2038	2,790,000	2,184,608
Central Ark Wtr Rev Series 2020B, 2% 10/1/2038	1,160,000	908,295
TOTAL WATER & SEWER		3,092,903
TOTAL ARKANSAS		19,960,620
California - 5.9%
Electric Utilities - 0.5%
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	11,163,182
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2033	23,000,000	26,250,921
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	1,835,000	2,134,999
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	19,910,000	21,046,136
TOTAL ELECTRIC UTILITIES		60,595,238
Escrowed/Pre-Refunded - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	470,000	475,161
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (c)	260,000	272,895
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (c)	105,000	115,807
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (c)	385,000	424,628
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2030 at 100)	85,000	91,451
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2030 at 100)	105,000	117,739
TOTAL ESCROWED/PRE-REFUNDED		1,497,681
General Obligations - 2.4%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	46,220,000	48,172,638
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,491,165
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	28,560,000	30,088,725
California Community Choice Financing Authority Series 2025B, 5% 11/1/2032 (Pacific Life Insurance Co Guaranteed)	2,750,000	2,990,914
California Community Choice Financing Authority Series 2025B, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	2,535,000	2,768,567
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,040,000	1,142,451
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	21,490,000	23,389,022
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	49,630,000	52,676,786
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	37,500,000	38,882,873
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	631,766
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,374,734
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,355,175
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,164,621
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,386,423
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2036	2,430,000	2,801,313
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	1,325,000	1,511,108
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,975,751
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	366,715
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,585,351
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	970,956
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	563,033
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	950,393
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,594,926
State of California Gen. Oblig. 4% 11/1/2034	4,915,000	5,196,830
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,335,103
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,410,156
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	11,171,198
State of California Gen. Oblig. 5% 11/1/2032	6,140,000	6,859,116
State of California Gen. Oblig. 5% 3/1/2037	10,270,000	12,067,536
State of California Gen. Oblig. 5% 3/1/2038	12,390,000	14,440,383
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,154,366
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,200
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,053
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,010
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,067,708
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,799,194
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,679,051
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,422,454
TOTAL GENERAL OBLIGATIONS		333,583,764
Health Care - 0.6%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,203,070
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	5,118,778
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	32,400,000	34,677,101
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	38,917,707
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Inc Insured)	400,000	421,329
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Inc Insured)	210,000	220,677
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Inc Insured)	435,000	452,322
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,043,895
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	7,865,000	8,563,862
TOTAL HEALTH CARE		90,618,741
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,328,678	3,410,814
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,000,192	19,813,721
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,746,213	8,030,040
TOTAL HOUSING		31,254,575
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,451,893
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,468,700
TOTAL OTHER		17,920,593
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	4,420,000	4,598,467
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(c)	8,085,000	8,092,555
TOTAL RESOURCE RECOVERY		12,691,022
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	120,475,000	11,764,348
Transportation - 1.5%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (c)	4,605,000	4,635,153
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	10,000,000	11,451,281
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	9,270,000	10,615,337
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	1,840,000	2,016,407
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	9,740,000	11,060,814
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,885,000	7,502,847
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,455,000	7,335,917
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	2,960,000	3,041,999
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	2,085,000	2,198,782
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (c)	3,045,000	3,155,604
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (c)	2,455,000	2,615,465
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (c)	5,820,000	5,942,229
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (c)	13,805,000	13,981,652
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (c)	755,000	827,945
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (c)	12,595,000	14,223,229
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (c)	13,295,000	14,938,726
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (c)	5,000,000	5,588,266
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (c)	1,500,000	1,665,063
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (c)	1,000,000	1,102,015
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (c)	1,000,000	1,093,021
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	1,200,000	1,330,118
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (c)	1,100,000	1,130,206
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	1,011,365
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,250,000	1,258,321
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	3,280,000	3,371,647
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (c)	795,000	859,042
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (c)	16,945,000	18,174,629
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (c)	17,150,000	18,307,957
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (c)	3,515,000	3,829,503
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (c)	3,290,000	3,545,866
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	13,295,000	13,647,060
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (c)	3,290,000	3,440,883
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	12,310,000	13,087,990
TOTAL TRANSPORTATION		207,986,339
Water & Sewer - 0.4%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (f)	5,845,000	5,472,380
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	42,270,000	45,476,395
TOTAL WATER & SEWER		50,948,775
TOTAL CALIFORNIA		818,861,076
Colorado - 2.0%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	442,268
Colorado Springs Colo Utils 5% 11/15/2034	685,000	754,573
Colorado Springs Colo Utils 5% 11/15/2035	460,000	504,642
Colorado Springs Colo Utils 5% 11/15/2036	440,000	479,034
Colorado Springs Colo Utils 5% 11/15/2037	635,000	686,452
Colorado Springs Colo Utils 5% 11/15/2038	885,000	953,096
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	542,259
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	688,237
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	773,970
TOTAL ELECTRIC UTILITIES		5,824,531
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	949,176
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,358,257
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,530,231
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,202,677
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,788,769
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	2,100,000	2,483,680
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,763,246
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,925,537
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,601,437
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,071,261
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,741,985
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	14,143,483
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	11,101,326
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,236,965
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,706,745
TOTAL GENERAL OBLIGATIONS		55,655,599
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,342,452
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	20,790,000	22,720,719
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,202,834
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,212,631
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,562,992
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,795,805
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,269,997
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,831,839
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,303,841
TOTAL HEALTH CARE		79,243,110
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	675,000	682,807
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	2,444,538	2,168,122
TOTAL HOUSING		2,850,929
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	1,805,000	1,720,760
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Inc Insured)	1,170,000	1,119,615
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Inc Insured)	1,050,000	1,161,957
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,206,671
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	1,810,000	1,991,692
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Inc Insured)	1,165,000	1,262,956
TOTAL SPECIAL TAX		9,463,651
Transportation - 0.9%
Denver CO City & Cnty Arpt 5% 12/1/2031 (c)	15,915,000	16,724,830
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (c)	15,970,000	18,172,043
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (c)	4,390,000	5,067,150
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (c)	4,935,000	5,635,991
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (c)	2,540,000	2,938,773
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (c)	2,360,000	2,714,673
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	1,025,000	1,066,636
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	5,890,000	6,115,421
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	4,855,000	5,041,417
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	3,885,000	4,033,459
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	7,475,000	8,162,331
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	3,350,000	3,483,081
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (c)	15,500,000	15,789,831
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (c)	7,000,000	7,596,484
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (f)	1,940,000	1,414,672
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (f)	2,915,000	1,926,203
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (f)	3,650,000	2,292,463
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,123,996
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,240,718
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	601,630
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,929,150
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	700,364
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,784,855
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	532,581
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	539,658
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	753,936
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	375,328
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	539,107
TOTAL TRANSPORTATION		119,296,781
TOTAL COLORADO		273,283,777
Connecticut - 1.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	689,564
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	926,001
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,108,565
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,825,587
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,270,475
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	576,620
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	6,820,000	6,858,541
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,224,066
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,027,214
TOTAL EDUCATION		19,506,633
General Obligations - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,942,120
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,036,161
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	974,147
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	341,267
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	336,177
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	678,632
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,270,686
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,267,988
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,382,642
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,534,024
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,820,895
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	977,551
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	975,852
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,166,508
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,366,333
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2035	1,000,000	1,177,572
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2036	2,250,000	2,628,164
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2037	1,395,000	1,612,692
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	6,310,000	7,005,355
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,350,000	1,468,594
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,067,942
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,895,773
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	2,077,390
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,268,219
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,347,292
TOTAL GENERAL OBLIGATIONS		59,619,976
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(i)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,764,435
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,573,858
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,964,070
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,191,238
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,267,442
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,193,013
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,412,145
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,072,430
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,601,182
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	868,972
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,293,810
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,574,388
TOTAL HEALTH CARE		35,076,983
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	13,240,000	13,028,185
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,187,378
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,285,319
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,713,989
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,388,502
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,156,659
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,712,603
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,972,520
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,433,364
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	11,065,000	12,817,436
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,668,235
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,482,910
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,471,774
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,534,161
TOTAL SPECIAL TAX		54,824,850
TOTAL CONNECTICUT		182,056,627
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	2,905,000	2,983,224
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,372,427
TOTAL DELAWARE		5,355,651
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,385,857
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,224,547
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	710,503
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	368,036
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	747,796
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	167,547
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	569,445
TOTAL DELAWARE,NEW JERSEY		5,173,731
District Of Columbia - 0.2%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,596,248
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,577,511
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,340,454
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,430,723
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,453,855
TOTAL GENERAL OBLIGATIONS		14,398,791
Special Tax - 0.0%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,862,709
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,462,607
TOTAL DISTRICT OF COLUMBIA		27,724,107
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,221,106
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,363,285
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,500,360
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,797,176
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,269,727
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,564,871
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,221,670
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,826,614
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		26,764,809
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	2,335,000	2,411,398
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (c)	1,940,000	1,992,880
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	3,885,000	4,109,012
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (c)	4,030,000	4,250,024
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (c)	3,165,000	3,332,986
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (c)	4,540,000	4,776,327
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (c)	1,680,000	1,695,014
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (c)	1,865,000	1,871,145
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	3,250,000	3,197,096
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (c)	7,470,000	8,142,709
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (c)	12,695,000	14,032,847
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	18,670,000	20,545,609
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (c)	19,170,000	21,009,018
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (c)	4,480,000	4,878,647
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (c)	3,985,000	4,318,518
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (c)	3,175,000	3,420,950
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (c)	2,680,000	2,962,429
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (c)	1,250,000	1,396,886
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,204,950
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,781,910
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,784,923
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	737,875
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,328,728
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,000,000	724,290
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		115,906,171
Florida - 5.2%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,129,091
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,314,622
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	523,258
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,104,807
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,582,452
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,841,926
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,368,462
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,561,396
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,613,863
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,678,873
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,729,139
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	409,239
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	382,192
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	758,438
TOTAL EDUCATION		17,997,758
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,792,070
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,131,679
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,556,960
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,878,960
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,797,002
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,726,074
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	1,135,000	1,325,648
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	1,085,000	1,247,586
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,403,159
TOTAL ELECTRIC UTILITIES		30,859,138
Escrowed/Pre-Refunded - 0.0%
Tampa Bay Water Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,716,121
General Obligations - 1.8%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	4,285,000	4,430,400
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	7,045,000	7,444,290
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,280,324
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,453,848
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	10,700,000	11,966,634
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,250,000	4,793,455
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,824,514
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,480,137
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	6,935,000	7,727,121
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,283,847
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,400,000	1,624,512
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,168,708
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,738,039
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,400,000	1,602,775
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038 (Assured Guaranty Inc Insured)	2,650,000	3,013,372
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039 (Assured Guaranty Inc Insured)	2,500,000	2,824,883
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,446,781
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,321,397
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,337,722
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,638,588
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,346,272
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	12,920,317
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,086,181
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	40,527,372
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	4,039,284
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	8,051,006
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	7,910,000	8,756,451
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2031	13,500,000	15,214,411
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,277,727
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Inc Insured)	2,250,000	2,448,378
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,454,939
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,684,580
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,179,548
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,331,592
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,476,050
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,904,711
TOTAL GENERAL OBLIGATIONS		238,100,166
Health Care - 0.8%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,915,638
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	690,829
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,075,614
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,802,224
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	900,000	990,127
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	750,000	814,563
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,072,357
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,059,658
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,150,000	1,207,183
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	3,365,000	3,583,422
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	2,340,000	2,540,873
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,010,140
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,605,995
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,574,564
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,743,331
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,425,715
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,648,632
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,282,478
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,553,757
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	11,585,000	11,595,923
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,817,542
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	851,771
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,130,176
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,124,139
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	669,323
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,670,753
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	1,998,020
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	22,305,000	25,681,591
TOTAL HEALTH CARE		111,136,338
Housing - 0.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	4,190,000	4,684,645
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	615,000	627,877
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	1,008,215
TOTAL OTHER		1,636,092
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	2,200,000	2,226,198
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,658,656
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,799,024
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,197,717
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,511,412
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,712,976
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,471,912
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,048,424
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,327,682
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,525,000	1,729,247
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,995,000	2,232,560
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,750,000	1,936,995
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2039 (Assured Guaranty Inc Insured)	2,000,000	2,191,766
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,168,175
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2041 (Assured Guaranty Inc Insured)	1,755,000	1,924,169
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (d)	995,000	1,000,987
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (d)	1,095,000	1,056,864
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (d)	2,245,000	2,155,325
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (d)	500,000	505,856
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (d)	1,000,000	1,038,180
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (d)	915,000	949,040
TOTAL SPECIAL TAX		56,616,967
Transportation - 1.8%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (c)	4,090,000	4,095,771
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	2,915,000	2,918,549
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	3,885,000	3,889,210
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	2,050,000	2,115,227
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (c)	3,100,000	3,196,616
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	1,000,000	1,023,715
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (c)	1,750,000	1,824,971
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (c)	6,000,000	6,324,796
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (c)	5,000,000	5,367,160
Broward Cnty FL Port Everglades Series 2019 A, 5% 9/1/2032	1,055,000	1,133,819
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2037 (c)	1,970,000	1,981,026
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2028 (c)	710,000	741,678
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Inc Insured) (c)	7,285,000	7,149,300
Florida St Dept Transn Tpk Rev 5% 7/1/2036	10,365,000	12,112,218
Florida St Dept Transn Tpk Rev 5% 7/1/2037	5,345,000	6,214,170
Florida St Dept Transn Tpk Rev 5% 7/1/2038	5,480,000	6,313,440
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	4,003,465
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	6,000,000	6,743,570
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	3,750,000	4,267,207
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	5,035,000	5,751,105
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,860,000	2,124,082
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2037 (Assured Guaranty Inc Insured)	2,310,000	2,590,835
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (c)	4,225,000	4,489,839
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (c)	14,200,000	14,418,328
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (c)	3,125,000	3,504,368
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (c)	4,000,000	4,448,762
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	4,000,000	4,412,267
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (c)	7,680,000	8,417,201
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (c)	8,050,000	8,761,563
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (c)	6,585,000	7,264,693
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (c)	18,340,000	20,026,785
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2034 (c)	3,000,000	3,215,863
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2035 (c)	2,630,000	2,810,173
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2036 (c)	4,000,000	4,335,380
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (c)	5,055,000	5,737,096
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (c)	4,215,000	4,750,500
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (c)	3,975,000	4,443,191
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (c)	4,445,000	4,927,752
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (c)	4,880,000	5,375,254
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	2,033,723
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,469,481
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	985,053
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,357,949
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,633,901
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,999,873
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,467,841
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,897,965
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,230,913
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	977,555
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,346,787
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	4,000,000	4,086,986
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (f)	490,000	441,835
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (f)	700,000	607,129
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (c)	3,650,000	4,104,868
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	3,105,000	3,463,263
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (c)	3,225,000	3,597,536
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (c)	1,460,000	1,611,839
TOTAL TRANSPORTATION		255,535,442
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,887,747
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2037	1,545,000	1,438,198
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2038	1,145,000	1,046,478
TOTAL WATER & SEWER		7,372,423
TOTAL FLORIDA		728,881,288
Georgia - 4.2%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,442,758
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	966,682
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,496,343
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	881,299
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,649,312
TOTAL EDUCATION		8,436,394
Electric Utilities - 1.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,187,099
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.6% 11/1/2062 VRDN (b)(c)	4,100,000	4,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,708,879
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,562,041
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,464,019
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,945,402
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	1,100,000	1,015,441
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,014,421
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	543,645
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,215,713
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	743,430
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	546,254
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,270,121
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Inc Insured)	3,345,000	3,359,626
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	625,930
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	874,676
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,018,938
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Inc Insured)	360,000	407,795
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,124,740
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	365,000	411,511
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	845,000	944,781
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	310,000	346,605
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	650,000	719,794
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	450,000	498,319
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Inc Insured)	495,000	544,375
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,344,836
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	435,000	475,613
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Inc Insured)	500,000	542,082
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,100,632
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,263,150
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,094,671
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,174,003
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,918,350
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,375,791
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,098,391
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	2,845,000	3,110,641
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,141,646
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,820,698
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,215,022
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,099,539
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,274,396
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,335,971
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,405,138
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,505,089
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,510,908
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,789,050
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	2,150,000	2,153,126
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,505,340
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	5,013,299
TOTAL ELECTRIC UTILITIES		130,460,937
General Obligations - 2.4%
Atlanta GA Gen. Oblig. 5% 12/1/2034 (Pre-refunded to 12/1/2032 at 100)	2,250,000	2,582,409
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,943,492
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,435,311
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,575,919
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,218,937
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,371,366
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	17,250,000	18,185,983
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	51,648,553
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,597,671
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	29,484,170
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,241,773
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	15,033,730
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	18,153,166
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	30,005,819
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	25,306,986
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,747,169
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,756,420
TOTAL GENERAL OBLIGATIONS		351,288,874
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,122,035
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,321,710
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,712,687
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,030,000	6,040,256
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,011,336
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,123,921
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,389,292
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,703,253
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,321,710
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,094,888
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,758,263
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,915,301
TOTAL HEALTH CARE		36,514,652
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	895,622
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	7,870,000	8,806,621
TOTAL HOUSING		9,702,243
Transportation - 0.4%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (c)	3,750,000	4,108,821
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (c)	2,750,000	2,994,618
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (c)	1,565,000	1,676,166
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (c)	745,000	746,682
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (c)	1,750,000	1,920,632
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (c)	1,050,000	1,147,926
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (c)	750,000	816,822
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (c)	1,000,000	1,084,402
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	1,050,000	1,132,515
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (c)	1,115,000	1,195,911
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (c)	625,000	707,195
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (c)	795,000	893,924
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (c)	1,700,000	1,896,659
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (c)	3,455,000	3,823,482
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (c)	3,915,000	4,302,990
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (c)	4,115,000	4,493,761
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2036 (c)	3,250,000	3,625,966
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2039 (c)	3,750,000	4,095,165
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (c)	3,950,000	4,262,234
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (c)	2,200,000	2,379,799
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	4,750,000	5,090,638
TOTAL TRANSPORTATION		52,396,308
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	971,916
TOTAL GEORGIA		589,771,324
Hawaii - 0.4%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,749,729
General Obligations - 0.2%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,522,116
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,340,911
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,312,966
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,925,930
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	884,393
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	765,857
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,264,112
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,149,298
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	942,066
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	714,531
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,507,279
TOTAL GENERAL OBLIGATIONS		30,329,459
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (c)	925,000	934,500
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (c)	1,385,000	1,392,599
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (c)	1,400,000	1,402,063
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (c)	1,500,000	1,499,028
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (c)	535,000	526,425
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (c)	6,795,000	7,321,363
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	1,000,000	1,025,175
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (c)	575,000	584,943
TOTAL TRANSPORTATION		14,686,096
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034	2,125,000	2,488,499
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	1,125,000	1,329,102
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	3,245,000	3,729,899
TOTAL WATER & SEWER		7,547,500
TOTAL HAWAII		57,312,784
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	12,140,391
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	360,000	361,869
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,318,623
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	768,247
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,779,234
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,518,811
TOTAL TRANSPORTATION		6,384,915
TOTAL IDAHO		18,887,175
Illinois - 7.8%
Education - 0.5%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,745,218
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,776,885
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,569,121
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	1,985,963
Board of Trustees of the University of Illinois/The Series 2025 A, 5% 4/1/2035	3,600,000	4,174,039
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	906,619
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	651,716
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	499,469
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	994,906
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,088,604
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	728,395
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	813,784
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,707,864
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	705,745
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	447,931
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,708,605
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,902,520
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,873,564
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,477,744
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,990,104
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	686,459
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	760,425
TOTAL EDUCATION		70,195,680
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	261,331
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,574
Illinois Finance Authority Rev 5% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	670,000	688,345
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (f)	815,000	797,141
TOTAL ESCROWED/PRE-REFUNDED		1,782,391
General Obligations - 3.2%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (f)	800,000	800,000
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (f)	575,000	535,804
Chicago IL Brd Ed 5% 12/1/2026	1,635,000	1,646,521
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	3,014,044
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,376,122
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	701,779
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,400,360
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,665,783
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,362,930
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	521,402
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	955,606
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	918,829
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,264,085
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,321,404
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,121,629
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,538,265
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,795,734
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,354,151
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,570,554
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,578,635
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,081,314
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,209,671
Chicago IL Gen. Oblig. Series 2025B, 5.25% 1/1/2037	7,195,000	7,662,453
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	2,705,000	2,906,885
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	1,315,000	1,382,836
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	2,705,000	2,814,429
Chicago IL Gen. Oblig. Series 2025C, 5.5% 1/1/2041	5,865,000	6,102,264
Chicago IL Gen. Oblig. Series 2025E, 5.5% 1/1/2041	9,000,000	9,364,088
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,345,981
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,593,048
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,621,550
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	823,342
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,732,592
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,616,884
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	981,654
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	989,010
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,394,947
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	714,511
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	742,090
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	568,423
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	877,792
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	837,799
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	556,742
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	666,454
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	550,392
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	956,819
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,253,644
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,885,489
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,232,795
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,806,918
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,841,955
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,773,127
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,593,861
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,482,781
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,086,474
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,568,572
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,593,088
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	5,018,367
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,942,262
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,793,034
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,161,109
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	944,798
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,451,376
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,778,479
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,540,066
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,242,728
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,628,685
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	36,237,165
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,196,880
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,568,693
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,057,420
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,387,929
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,935,391
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,465,941
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,709,384
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,454,244
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,512,196
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	8,335,000	8,419,669
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,854,366
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	867,437
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,987,376
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Inc Insured)	275,000	312,916
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Inc Insured)	250,000	282,304
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Inc Insured)	225,000	251,803
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Inc Insured)	315,000	348,594
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Inc Insured)	250,000	274,211
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Inc Insured)	350,000	380,794
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Inc Insured)	525,000	592,839
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Inc Insured)	260,000	290,973
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Inc Insured)	215,000	237,929
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Inc Insured)	230,000	252,274
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	230,000	250,236
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (f)	4,785,000	4,675,929
TOTAL GENERAL OBLIGATIONS		441,962,108
Health Care - 1.3%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,459,417
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	976,899
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	989,422
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	588,894
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	6,964,374
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,820,664
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,689,608
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	13,026,263
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,458,528
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,771,501
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,917,865
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,963,295
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,131,625
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,388,545
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,345,317
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,468,365
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,015,983
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,216,525
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,832,200
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,378,610
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,397,211
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,339,074
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,697,988
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,602,002
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	781,595
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	2,655,000	2,526,850
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,080,000	1,082,669
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,691
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	4,185,000	4,279,196
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	2,065,000	2,103,270
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	3,575,000	3,614,493
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,557,007
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,222,935
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,393,239
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,164,140
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,641,241
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,362,546
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,940,005
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,562,732
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,499,920
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	11,125,000	12,738,543
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	13,745,000	14,787,410
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 3, 5% tender 8/15/2064 (b)	9,540,000	10,500,975
TOTAL HEALTH CARE		185,213,632
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	3,390,000	3,321,850
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,255,894
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	835,000	836,259
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,739,661
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	9,050,000	9,016,285
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,420,000	10,455,687
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,237,179	7,634,051
TOTAL HOUSING		34,259,687
Special Tax - 1.4%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,139,668
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,195,257
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,455,503
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	459,854
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	337,918
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	946,558
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,900,178
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,376,674
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	394,461
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,176,288
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,339,647
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,921,770
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,514,830
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,094,183
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,644,088
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,177,116
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	22,762,873
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,217,385
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	18,266,809
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,518,387
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	13,054,451
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,582,252
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	9,965,000	8,806,403
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	15,070,000	13,281,639
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	2,835,000	2,330,615
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	4,240,000	2,657,512
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (f)	3,875,000	2,310,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (f)	2,185,000	2,024,363
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	2,595,000	2,324,036
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (f)	2,080,000	1,411,509
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (f)	2,510,000	1,614,510
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (f)	1,500,000	917,188
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (f)	4,325,000	2,521,585
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	2,160,000	826,887
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	3,985,000	1,442,945
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (f)	1,755,000	1,477,191
TOTAL SPECIAL TAX		192,423,529
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (c)	9,830,000	10,804,741
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (c)	3,000,000	3,326,694
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (c)	1,000,000	1,052,279
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	3,000,000	3,204,381
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (c)	3,080,000	3,330,390
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (c)	3,400,000	3,711,915
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (c)	3,745,000	4,108,598
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (c)	2,000,000	2,213,348
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (c)	2,000,000	2,223,987
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	2,155,000	2,155,000
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (c)	3,290,000	3,290,000
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (c)	3,850,000	3,850,000
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	5,000,000	5,099,898
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	2,415,000	2,459,708
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	460,000	468,074
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (c)	2,850,000	2,900,082
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,307,615
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (c)	1,455,000	1,478,816
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,467,717
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,319,502
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	2,990,000	3,258,372
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (c)	2,500,000	2,701,145
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	2,555,000	2,745,584
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	2,100,000	2,267,262
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (c)	2,450,000	2,617,870
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (c)	1,165,000	1,305,004
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (c)	5,540,000	6,140,356
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (c)	3,395,000	3,727,726
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	2,470,000	2,512,580
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2037 (c)	2,400,000	2,711,313
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2038 (c)	4,915,000	5,515,971
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (c)	1,400,000	1,560,336
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2040 (c)	1,370,000	1,508,504
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,304,257
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,615,029
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,738,372
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,833,988
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,737,949
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,258,814
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,834,913
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,309,603
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,499,747
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	257,208
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	513,376
TOTAL TRANSPORTATION		125,248,024
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,927,312
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,430,358
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,588,737
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,161,682
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	2,057,099
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,156,398
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2031	1,525,000	1,698,165
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	570,000	645,163
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2033	1,420,000	1,628,277
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2035	690,000	807,311
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2036	940,000	1,099,492
TOTAL WATER & SEWER		21,199,994
TOTAL ILLINOIS		1,072,285,045
Indiana - 1.2%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2030 (c)	1,040,000	1,095,969
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2031 (c)	2,250,000	2,387,197
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2033 (c)	1,200,000	1,282,438
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,251,506
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,370,285
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,539,611
TOTAL EDUCATION		9,927,006
Electric Utilities - 0.1%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,538,933
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	2,750,000	2,731,702
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(c)	3,900,000	3,922,343
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	3,200,000	3,227,156
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2035	1,105,000	926,804
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2036	1,135,000	927,841
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2037	1,155,000	920,076
TOTAL ELECTRIC UTILITIES		14,194,855
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,836,273
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,472,864
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,096,225
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,962,868
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,500,229
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,567,861
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,803,328
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,497,516
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,634,923
TOTAL GENERAL OBLIGATIONS		19,372,087
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,798,261
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,096,926
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,090,603
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,076,199
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	12,710,000	14,393,145
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	33,520,000	37,788,259
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,895,000
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	983,983
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	492,024
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,112,689
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	3,585,000	3,126,308
TOTAL HEALTH CARE		88,853,397
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,470,000	1,451,700
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	985,000	973,524
TOTAL HOUSING		2,425,224
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	12,305,000	12,418,226
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,489,389
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (c)	550,000	608,334
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (c)	875,000	964,965
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (c)	750,000	823,501
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (c)	850,000	929,693
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (c)	1,000,000	1,101,288
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (c)	850,000	930,375
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (c)	1,000,000	1,088,133
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (c)	2,075,000	2,248,306
TOTAL TRANSPORTATION		8,694,595
Water & Sewer - 0.1%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2038	2,750,000	3,156,102
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2039	2,250,000	2,575,768
Mishawaka Ind Wtrwks Rev Series 2021, 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,645,000	2,297,144
Muncie Ind San Dist Rev Series 2021A, 3% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	912,323
TOTAL WATER & SEWER		8,941,337
TOTAL INDIANA		171,316,116
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	7,492,000	7,721,406
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	1,575,000	1,655,185
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	2,000,000	2,118,154
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	2,000,000	2,141,578
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2032 (c)	2,000,000	2,157,115
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2035 (c)	1,280,000	1,371,766
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2028 (c)	1,000,000	1,045,141
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2027 (c)	1,000,000	1,028,594
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2028 (c)	1,445,000	1,506,554
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	3,600,000	3,783,280
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	2,230,000	2,361,741
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2031 (c)	4,100,000	4,390,235
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2032 (c)	3,750,000	4,044,591
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (c)	4,280,000	4,626,680
TOTAL EDUCATION		39,952,020
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,199,804
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,894,264
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,160,841
Polk Co IA Gen. Oblig. Series 2020A, 3% 6/1/2038	1,495,000	1,393,412
TOTAL GENERAL OBLIGATIONS		6,648,321
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,351,744
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	2,390,000	1,958,222
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	769,031
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,241,996
TOTAL HEALTH CARE		10,320,993
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	2,525,000	2,522,382
TOTAL IOWA		59,443,716
Kansas - 0.6%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	971,793
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,116,818
TOTAL ELECTRIC UTILITIES		2,088,611
General Obligations - 0.1%
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	582,263
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	721,840
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	872,525
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	917,359
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,492,491
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,739,640
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,446,521
TOTAL GENERAL OBLIGATIONS		9,772,639
Special Tax - 0.5%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2030	14,000,000	15,556,817
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	16,965,000	19,449,670
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	17,490,000	20,292,166
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2034	12,495,000	14,637,165
TOTAL SPECIAL TAX		69,935,818
Water & Sewer - 0.0%
Wichita KS Wtr & Swr Util Rev Series 2021 A, 2% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,500,000	1,264,139
TOTAL KANSAS		83,061,207
Kentucky - 3.0%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	477,972
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	386,459
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	238,608
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	565,948
TOTAL EDUCATION		1,668,987
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	7,955,000	7,824,137
General Obligations - 2.1%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	1,045,715
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,387,535
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,569,393
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,380,312
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	50,458,825
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,119,941
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	595,372
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	1,425,000	1,500,781
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,001,229
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,001,192
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 A, 5% 11/1/2038	1,385,000	1,562,752
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,154,891
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,178,157
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,601,819
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,565,166
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,680,377
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,234,081
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,775,069
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,472,665
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	7,163,394
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2036	9,020,000	10,427,492
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2037	9,450,000	10,812,099
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	10,121,019
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,965,347
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	7,210,996
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,733,615
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	8,815,000	9,872,668
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,437,407
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,416,412
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	5,952,420
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	448,021
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	443,930
TOTAL GENERAL OBLIGATIONS		287,290,092
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,500,669
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	912,752
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	558,593
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	491,889
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,174,507
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,816,451
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,911,857
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,006,930
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,107,056
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,217,170
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,842,871
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,952,021
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,629,456
TOTAL HEALTH CARE		39,122,222
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.95% 7/1/2060 VRDN (b)(c)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.95% 7/1/2060 VRDN (b)(c)	16,075,000	16,075,000
TOTAL INDUSTRIAL DEVELOPMENT		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,766,701
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,981,695
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	551,016
TOTAL SPECIAL TAX		4,299,412
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	585,000
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,557,722
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,627,736
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (c)	1,355,000	1,521,284
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (c)	3,000,000	3,342,918
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (c)	1,335,000	1,479,551
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (c)	1,250,000	1,365,142
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (c)	1,325,000	1,433,353
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (c)	1,875,000	2,008,727
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (c)	2,100,000	2,229,973
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (c)	2,250,000	2,372,016
TOTAL TRANSPORTATION		19,523,422
Water & Sewer - 0.0%
Campbell & Kenton Cntys KY Sant Dist No 1 Rev 3% 8/1/2039	1,250,000	1,129,577
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,385,795
TOTAL WATER & SEWER		4,515,372
TOTAL KENTUCKY		414,318,644
Louisiana - 0.7%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,742,927
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,884,509
TOTAL HEALTH CARE		3,627,436
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,695,000	4,026,364
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,664,511
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,634,542
TOTAL INDUSTRIAL DEVELOPMENT		22,299,053
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	730,000	730,000
New Orleans LA Aviation Board 5% 1/1/2029 (c)	485,000	492,411
New Orleans LA Aviation Board 5% 1/1/2029 (c)	390,000	395,959
New Orleans LA Aviation Board 5% 1/1/2030 (c)	665,000	675,268
New Orleans LA Aviation Board 5% 1/1/2031 (c)	1,090,000	1,105,613
New Orleans LA Aviation Board 5% 1/1/2032 (c)	1,495,000	1,514,275
New Orleans LA Aviation Board 5% 1/1/2035 (c)	1,115,000	1,126,709
New Orleans LA Aviation Board 5% 1/1/2036 (c)	630,000	635,973
New Orleans LA Aviation Board 5% 1/1/2037 (c)	485,000	489,039
New Orleans LA Aviation Board 5% 1/1/2038 (c)	7,380,000	7,963,227
New Orleans LA Aviation Board 5% 1/1/2038 (c)	2,670,000	2,881,005
New Orleans LA Aviation Board 5% 1/1/2038 (c)	570,000	574,115
New Orleans LA Aviation Board 5% 1/1/2039 (c)	7,465,000	8,011,230
New Orleans LA Aviation Board 5% 1/1/2039 (c)	2,605,000	2,795,613
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	5,735,000	6,271,515
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	2,945,000	3,220,508
TOTAL TRANSPORTATION		38,882,460
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035 (Build America Mutual Assurance Co Insured)	3,465,000	3,602,159
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,960,000	2,022,753
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038 (Build America Mutual Assurance Co Insured)	1,445,000	1,466,830
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,890,000	2,915,794
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	11,213,198
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	7,019,406
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,663,257
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,623,458
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,516,615
TOTAL WATER & SEWER		35,043,470
TOTAL LOUISIANA		103,878,783
Maine - 0.0%
General Obligations - 0.0%
Brunswick ME 2% 11/1/2032	1,095,000	998,125
Brunswick ME 2.125% 11/1/2034	1,195,000	1,065,167
Brunswick ME 2.375% 11/1/2037	605,000	519,627
Yarmouth MA Series 2020, 2% 11/15/2035	1,180,000	996,965
TOTAL GENERAL OBLIGATIONS		3,579,884
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,726,450
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,535,030
TOTAL MAINE		6,841,364
Maryland - 1.0%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	499,968
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,314,267
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	848,311
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	832,220
TOTAL EDUCATION		3,494,766
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,248,267
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,734,153
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,627,593
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,576,426
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	3,100,621
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,102,895
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,181,398
Cecil Cnty MD Gen. Oblig. Series 2021, 2.5% 8/1/2039	1,360,000	1,122,326
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	2,330,000	2,333,172
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,660,584
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,710,846
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	2,025,621
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	4,555,000	3,817,210
Washington Suburban Sanitary Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,535,799
TOTAL GENERAL OBLIGATIONS		43,776,911
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,359,022
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,203,106
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,611,571
TOTAL HEALTH CARE		5,173,699
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,015,000	2,009,857
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,895,000	1,915,979
TOTAL HOUSING		3,925,836
Special Tax - 0.1%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	395,000	384,321
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,964,903
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,197,710
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,668,684
TOTAL SPECIAL TAX		8,215,618
Transportation - 0.4%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (c)	3,185,000	3,345,212
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (c)	2,500,000	2,609,246
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (c)	2,200,000	2,285,728
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (c)	1,700,000	1,756,279
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (c)	3,700,000	3,833,257
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (c)	1,250,000	1,363,069
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (c)	1,000,000	1,086,155
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (c)	1,850,000	1,992,739
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (c)	1,000,000	1,071,248
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,600,000	2,899,175
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Inc Insured) (c)	5,855,000	6,475,627
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Inc Insured) (c)	3,150,000	3,460,592
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (c)	2,250,000	2,455,558
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Inc Insured) (c)	1,575,000	1,747,140
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Inc Insured) (c)	1,695,000	1,861,363
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Inc Insured) (c)	1,800,000	1,956,394
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Inc Insured) (c)	2,325,000	2,503,408
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Inc Insured) (c)	2,090,000	2,233,145
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,953,463
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,337,215
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,010,326
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,008,526
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,169,155
TOTAL TRANSPORTATION		56,414,020
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,544,967
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,724,625
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,771,536
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,745,855
TOTAL WATER & SEWER		22,786,983
TOTAL MARYLAND		143,787,833
Massachusetts - 1.0%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,989,029
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,482,365
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,069,850
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	8,485,000	9,121,579
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	2,280,000	2,466,377
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	3,600,000	3,631,187
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (c)	2,350,000	2,405,339
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,842,539
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (c)	1,925,000	2,019,275
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (c)	1,000,000	1,057,285
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	800,000	860,019
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,802,156
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,338,465
TOTAL EDUCATION		34,085,465
General Obligations - 0.3%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,852,364
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,714,740
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,465,673
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,823,091
Massachusetts St Gen. Oblig. 5% 7/1/2034	3,000,000	3,521,124
Massachusetts St Gen. Oblig. 5% 7/1/2035	3,000,000	3,550,313
Massachusetts St Gen. Oblig. 5% 7/1/2036	1,435,000	1,678,451
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,799,785
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,978,826
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,816,045
TOTAL GENERAL OBLIGATIONS		33,200,412
Health Care - 0.2%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 5.5% 7/15/2035 (d)	2,470,000	2,518,529
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.375% 7/15/2045 (d)	6,180,000	6,208,405
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,956,702
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,415,842
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,358,317
TOTAL HEALTH CARE		26,457,795
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (f)	12,450,000	10,137,020
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,584,745
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,175,896
TOTAL SPECIAL TAX		31,897,661
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2035 (c)	2,400,000	2,609,859
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (c)	5,000,000	5,339,883
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (c)	1,500,000	1,675,768
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (c)	1,025,000	1,139,983
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (c)	1,350,000	1,494,817
TOTAL TRANSPORTATION		12,260,310
TOTAL MASSACHUSETTS		137,901,643
Michigan - 2.5%
Education - 0.5%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,595,654
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,481,354
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,282,958
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,268,754
Michigan St Univ Revs Series 2025A, 5% 2/15/2031	1,850,000	2,071,818
Michigan St Univ Revs Series 2025A, 5% 2/15/2032	4,030,000	4,588,497
Michigan St Univ Revs Series 2025A, 5% 2/15/2036	3,500,000	4,108,379
Michigan St Univ Revs Series 2025A, 5% 2/15/2037	4,000,000	4,652,249
Michigan St Univ Revs Series 2025A, 5% 2/15/2038	4,785,000	5,517,851
Michigan St Univ Revs Series 2025A, 5% 8/15/2031	1,500,000	1,694,327
Michigan St Univ Revs Series 2025A, 5% 8/15/2032	2,000,000	2,293,008
Michigan St Univ Revs Series 2025A, 5% 8/15/2036	1,500,000	1,752,659
Michigan St Univ Revs Series 2025A, 5% 8/15/2037	3,515,000	4,070,206
Michigan St Univ Revs Series 2025A, 5% 8/15/2038	3,165,000	3,638,188
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,457,988
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,808,523
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,392,977
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,394,116
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,472,225
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,555,690
Oakland Univ Mich Rev 5% 3/1/2026	480,000	481,722
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,119,374
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,119,374
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,126,445
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,395,305
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,224,615
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,319,268
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,424,124
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,531,967
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,455,467
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,647,317
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,498,656
University MI Univ Revs 5% 4/1/2033	1,440,000	1,638,919
TOTAL EDUCATION		76,079,974
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,711,397
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,333,475
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,690,379
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	3,500,000	3,432,210
TOTAL ELECTRIC UTILITIES		12,167,461
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,163
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,122
TOTAL ESCROWED/PRE-REFUNDED		35,285
General Obligations - 1.3%
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2030	3,300,000	3,627,203
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2031	4,950,000	5,532,456
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2032	5,650,000	6,409,873
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2033	6,020,000	6,915,809
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2034	6,355,000	7,358,906
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2036	6,340,000	7,393,709
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2037	7,815,000	9,033,155
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2038	8,255,000	9,481,568
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,524,244
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	566,464
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	979,318
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,161,684
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,059,395
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,228,314
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,370,357
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,515,697
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,662,234
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Inc Insured), (State of Michigan Guaranteed)	18,655,000	20,694,665
Forest Hills MI Pub Schs 5% 5/1/2034	1,575,000	1,825,070
Forest Hills MI Pub Schs 5% 5/1/2035	1,920,000	2,245,802
Forest Hills MI Pub Schs 5% 5/1/2036	3,000,000	3,466,815
Forest Hills MI Pub Schs 5% 5/1/2037	3,050,000	3,493,440
Forest Hills MI Pub Schs 5% 5/1/2038	3,285,000	3,733,260
Forest Hills MI Pub Schs 5% 5/1/2039	2,000,000	2,257,651
Forest Hills MI Pub Schs 5% 5/1/2040	2,000,000	2,223,962
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,832,303
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2037	1,000,000	1,148,542
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2038	1,550,000	1,766,093
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Inc Insured)	1,310,000	1,349,181
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	1,890,000	1,945,240
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Inc Insured)	3,400,000	3,422,930
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Inc Insured)	4,855,000	4,884,195
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Inc Insured)	730,000	734,025
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Inc Insured)	3,030,000	3,045,206
Howell MI Pub Schs 5% 5/1/2036 (State of Michigan Guaranteed)	1,300,000	1,508,007
Howell MI Pub Schs 5% 5/1/2037 (State of Michigan Guaranteed)	1,500,000	1,724,617
Howell MI Pub Schs 5% 5/1/2038 (State of Michigan Guaranteed)	2,750,000	3,137,119
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,816,425
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	3,993,600
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,765,275
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,224,480
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,102,718
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,774,295
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,464,111
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,002,686
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,608,757
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,444,041
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,688,022
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	4,982,331
TOTAL GENERAL OBLIGATIONS		179,125,250
Health Care - 0.3%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,276,379
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,474,582
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,675,707
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,822,560
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,603,839
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,357,343
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,683,363
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,297,305
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,267,873
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,028,201
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	1,981,710
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,351,354
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,132,749
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	589,101
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,058,397
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	455,893
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	530,877
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	584,123
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	636,040
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	412,152
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	427,529
TOTAL HEALTH CARE		44,647,077
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,555,000	1,551,946
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	8,090,000	8,544,679
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	3,510,000	3,457,647
TOTAL HOUSING		13,554,272
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,259,528
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,241,198
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,225,875
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,213,092
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	678,345
TOTAL SPECIAL TAX		9,618,038
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	839,214
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,093,682
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,050,067
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,876,698
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,384,572
TOTAL TOBACCO BONDS		7,244,233
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	255,562
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	396,012
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	405,742
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	552,031
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (c)	685,000	707,526
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (c)	485,000	500,847
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (c)	525,000	541,729
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (c)	375,000	385,844
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (c)	810,000	828,971
TOTAL TRANSPORTATION		4,574,264
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	375,404
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	837,880
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	307,148
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,374,015
TOTAL WATER & SEWER		4,894,447
TOTAL MICHIGAN		351,940,301
Minnesota - 0.6%
General Obligations - 0.4%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,114,175
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,683,854
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,351,063
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,400,276
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	2,007,056
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	3,014,098
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,148,760
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,761,021
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,564,076
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,801,047
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	5,009,127
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (f)	1,015,000	838,489
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (f)	1,280,000	973,194
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2036 (Minnesota St Guaranteed) (f)	2,590,000	1,782,926
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,506,400
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,674,965
TOTAL GENERAL OBLIGATIONS		52,630,527
Health Care - 0.1%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,101,510
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,157,922
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,513,895
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,201,373
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,435,099
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,689,956
TOTAL HEALTH CARE		19,099,755
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,320,658	5,327,071
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,340,000	1,320,419
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,440,000	5,365,107
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,995,000	2,157,660
TOTAL HOUSING		14,170,257
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (c)	780,000	862,728
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (c)	1,165,000	1,283,442
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	1,135,000	1,242,341
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (c)	705,000	767,094
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (c)	565,000	611,427
TOTAL TRANSPORTATION		4,767,032
TOTAL MINNESOTA		90,667,571
Mississippi - 0.3%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.40% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	6,845,000	5,927,700
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,562,724
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (d)	850,000	771,918
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (d)	1,360,000	1,138,664
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (d)	2,000,000	2,057,062
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (d)	2,800,000	2,898,492
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (d)	3,070,000	3,181,285
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	700,000
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,266,205
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	517,304
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	536,349
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	634,591
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	533,270
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,603,075
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,866,476
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,130,947
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,122,740
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,079,871
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,520,347
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,752,511
TOTAL HEALTH CARE		27,311,107
TOTAL MISSISSIPPI		38,801,531
Missouri - 0.5%
General Obligations - 0.1%
North Kansas City MO Sch Dist No 74 2% 3/1/2036	2,000,000	1,658,443
North Kansas City MO Sch Dist No 74 2% 3/1/2037	3,670,000	2,963,135
North Kansas City MO Sch Dist No 74 2% 3/1/2038	1,795,000	1,411,517
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,049,354
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,376,560
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,367,957
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,468,905
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,167,195
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,955,892
TOTAL GENERAL OBLIGATIONS		16,418,958
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	994,329
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,414,914
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,271,680
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	978,227
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	978,101
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	977,950
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	393,366
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	709,126
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	753,010
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,398,192
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,648,450
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,398,595
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,049,828
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,142,111
TOTAL HEALTH CARE		23,107,879
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	470,000	472,369
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,755,000	1,738,225
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,050,000	5,665,103
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	5,310,000	5,367,014
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	5,805,000	5,833,617
TOTAL HOUSING		19,076,328
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (c)	9,950,000	9,616,665
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (c)	1,600,000	1,703,558
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,936,770
TOTAL TRANSPORTATION		15,256,993
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	577,172
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	435,192
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	396,177
TOTAL WATER & SEWER		1,408,541
TOTAL MISSOURI		75,268,699
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,110,831
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	3,185,000	3,380,162
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,220,061
TOTAL HEALTH CARE		7,711,054
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	325,000	328,000
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (d)	1,160,000	1,015,555
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (d)	3,065,000	2,516,196
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (d)	4,910,000	3,482,572
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (d)	3,195,000	2,164,990
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (d)	2,625,000	1,733,595
TOTAL OTHER		10,912,908
TOTAL MONTANA		18,951,962
Nebraska - 0.7%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,891,034
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,240,637
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,140,858
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	648,151
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	716,978
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,745,736
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	507,248
TOTAL ELECTRIC UTILITIES		16,890,642
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,452,291
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	45,000,000	47,952,468
TOTAL GENERAL OBLIGATIONS		56,404,759
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	1,015,000	1,016,431
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	855,000	853,941
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,320,000	1,315,937
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	3,145,000	3,098,483
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (c)	1,165,000	1,186,143
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (c)	1,205,000	1,244,707
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (c)	1,185,000	1,216,024
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (c)	650,000	676,318
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (c)	1,270,000	1,338,125
TOTAL HOUSING		11,946,109
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (c)	1,000,000	1,010,246
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Inc Insured) (c)	1,000,000	1,125,388
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Inc Insured) (c)	1,300,000	1,450,458
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Inc Insured) (c)	3,795,000	4,271,178
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Inc Insured) (c)	3,250,000	3,635,746
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (c)	2,750,000	3,053,886
TOTAL TRANSPORTATION		14,546,902
TOTAL NEBRASKA		99,788,412
Nevada - 1.0%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,699,141
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,291,500
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,377,355
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	2,105,000	2,151,388
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	1,130,000	1,154,902
TOTAL ELECTRIC UTILITIES		8,674,286
General Obligations - 0.6%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,244,006
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,663,778
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,053,988
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034 (Build America Mutual Assurance Co Insured)	4,195,000	4,448,876
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,446,506
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,582,929
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Inc Insured)	1,090,000	1,193,243
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	23,501,667
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	20,160,912
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	7,320,042
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,713,520
TOTAL GENERAL OBLIGATIONS		90,329,467
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	456,330
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	747,758
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	741,559
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	754,992
TOTAL HEALTH CARE		2,700,639
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	635,000	637,744
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,563,760
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,565,901
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,926,707
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,032,265
TOTAL SPECIAL TAX		7,088,633
Transportation - 0.1%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (c)	1,000,000	1,104,160
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (c)	700,000	766,917
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (c)	750,000	842,477
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (c)	1,525,000	1,701,429
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (c)	650,000	720,573
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (c)	700,000	766,827
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (c)	650,000	704,972
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (c)	1,110,000	1,191,656
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (c)	1,110,000	1,180,641
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (c)	1,430,000	1,509,479
TOTAL TRANSPORTATION		10,489,131
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,842,040
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,899,218
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,188,873
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2036	2,000,000	2,339,873
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2037	3,275,000	3,797,464
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,120,000	2,439,347
TOTAL WATER & SEWER		21,506,815
TOTAL NEVADA		141,426,715
New Hampshire - 0.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (c)	1,000,000	1,053,639
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (c)	1,025,000	1,097,671
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	1,050,000	1,148,043
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (c)	1,000,000	1,098,543
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (c)	1,025,000	1,127,607
TOTAL EDUCATION		5,525,503
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	855,000	865,209
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	904,595
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	1,000,398
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	1,028,571
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	960,871
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	520,288
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	989,174
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	739,843
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,240,463
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	795,385
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,629,668
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,923,824
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,966,434
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,159,568
TOTAL HEALTH CARE		27,724,291
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	8,968,617	9,136,483
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	6,912,656	7,037,022
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,503,788	24,636,450
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,256,328	10,176,061
TOTAL HOUSING		50,986,016
TOTAL NEW HAMPSHIRE		84,235,810
New Jersey - 4.9%
Education - 0.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (c)	3,735,000	3,852,302
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (c)	6,850,000	7,180,572
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (c)	4,475,000	4,732,987
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (c)	3,100,000	3,144,408
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (c)	1,225,000	1,284,117
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (c)	1,275,000	1,315,043
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (c)	1,400,000	1,467,562
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (c)	1,400,000	1,480,711
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (c)	750,000	802,660
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (c)	1,350,000	1,390,878
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (c)	1,325,000	1,388,943
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (c)	2,000,000	2,115,301
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (c)	5,000,000	5,151,400
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	5,500,000	5,765,423
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	5,500,000	5,817,079
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (c)	1,850,000	2,002,369
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (c)	785,000	856,428
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (c)	5,500,000	5,765,423
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (c)	1,180,000	1,248,028
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (c)	5,000,000	5,351,075
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	2,420,000	2,609,994
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (c)	2,820,000	3,052,260
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (c)	1,000,000	1,090,992
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	1,360,000	1,397,759
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,940,000	1,998,978
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	1,455,000	1,498,580
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,834,619
TOTAL EDUCATION		75,595,891
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	981,931
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	981,930
TOTAL ESCROWED/PRE-REFUNDED		1,963,861
General Obligations - 2.8%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,605,751
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,569,256
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,276,289
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,072,619
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,681,842
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,313,061
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,200,000	3,255,624
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,466,593
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,577,995
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,525,326
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,293,988
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,772,940
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,331,222
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,337,605
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,685,586
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,437,286
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,646,784
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,367,876
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,825,970
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,648,995
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,916,673
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,345,884
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,589,558
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,067,049
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	13,270,000	12,537,573
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (f)	3,025,000	2,773,773
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	5,660,000	5,056,769
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	862,297
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Berkshire Hathaway Assurance Corp Insured) (f)	2,535,000	2,210,606
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	10,960,000	9,450,775
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,200,000	4,332,845
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	6,490,000	5,047,088
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (f)	13,220,000	9,895,497
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,609,676
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,571,076
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,590,355
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,184,804
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,056,075
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,558,492
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	961,347
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,116,242
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,697,770
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	6,010,266
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,763,605
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,805,818
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,245,046
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,190,619
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,899,306
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,462,921
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,815,110
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,142,060
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,074,075
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,697,101
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,625,472
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,460,858
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,662,869
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,643,261
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	24,211,384
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,696,794
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,763,361
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,895,951
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	1,016,040
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	5,064,889
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	14,436,109
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,040,082
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	8,040,040
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,815,007
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,759,115
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,923,014
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	12,096,584
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,124,279
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,707,381
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,696,551
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,306,342
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	5,036,131
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,838,651
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,313,194
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,536,705
TOTAL GENERAL OBLIGATIONS		383,940,823
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	1,435,000	1,115,867
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	1,508,969	1,064,930
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	444,805
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,480,225
TOTAL HEALTH CARE		4,105,827
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	12,000,000	13,475,012
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,688,733
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Inc Insured)	2,250,000	2,510,665
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Inc Insured)	2,250,000	2,494,581
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Inc Insured)	1,575,000	1,732,729
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Inc Insured)	1,500,000	1,632,740
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Inc Insured)	1,300,000	1,400,794
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,700,000	1,812,320
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Inc Insured)	525,000	591,057
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	750,000	831,527
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Inc Insured)	600,000	660,087
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Inc Insured)	890,000	968,759
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Inc Insured)	950,000	1,023,657
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,200,000	1,279,285
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Inc Insured)	825,000	870,500
TOTAL SPECIAL TAX		19,497,434
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,870,000	8,609,994
Transportation - 1.3%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,766,352
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,135,254
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,110,078
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,295,825
New Jersey Turnpike Authority 5% 1/1/2028	3,545,000	3,623,057
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	15,058,125
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	12,167,783
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,974,788
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,863,378
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,603,604
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,113,759
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2032	2,000,000	2,258,521
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	970,000	1,109,347
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	2,420,000	2,796,381
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2030	11,955,000	13,063,853
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2031	11,750,000	13,064,407
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2033	15,350,000	17,555,133
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2034	10,460,000	12,086,839
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2035	2,990,000	3,486,984
TOTAL TRANSPORTATION		177,133,468
TOTAL NEW JERSEY		684,322,310
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2033 (c)	2,000,000	2,234,393
Port Auth NY & NJ 5% 1/15/2034 (c)	3,485,000	3,869,176
Port Auth NY & NJ 5% 1/15/2035 (c)	2,000,000	2,207,990
Port Auth NY & NJ 5% 1/15/2036 (c)	1,000,000	1,097,052
Port Auth NY & NJ 5% 1/15/2037 (c)	1,000,000	1,088,662
Port Auth NY & NJ 5% 1/15/2039 (c)	2,390,000	2,574,818
Port Auth NY & NJ 5% 1/15/2040 (c)	5,000,000	5,315,640
Port Auth NY & NJ 5% 1/15/2041 (c)	6,350,000	6,694,215
Port Auth NY & NJ 5% 1/15/2042 (c)	4,100,000	4,282,870
Port Auth NY & NJ 5% 10/15/2030 (c)	1,475,000	1,607,433
Port Auth NY & NJ 5% 10/15/2031 (c)	7,000,000	7,733,716
Port Auth NY & NJ 5% 10/15/2032 (c)	6,535,000	7,288,647
Port Auth NY & NJ Series 223, 4% 7/15/2039 (c)	2,175,000	2,168,128
Port Auth NY & NJ Series 226, 5% 10/15/2033 (c)	1,350,000	1,471,419
Port Auth NY & NJ Series 227, 2% 10/1/2033 (c)	19,565,000	16,583,006
Port Auth NY & NJ Series 231, 5% 8/1/2033 (c)	12,500,000	13,787,611
Port Auth NY & NJ Series 231, 5% 8/1/2034 (c)	7,095,000	7,782,552
Port Auth NY & NJ Series 238, 5% 7/15/2039 (c)	3,150,000	3,395,565
Port Auth NY & NJ Series 242, 5% 12/1/2036 (c)	1,750,000	1,925,076
Port Auth NY & NJ Series 242, 5% 12/1/2037 (c)	2,200,000	2,398,917
Port Auth NY & NJ Series 242, 5% 12/1/2038 (c)	2,000,000	2,172,882
Port Auth NY & NJ Series 242, 5% 12/1/2039 (c)	4,150,000	4,479,210
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	1,080,000	1,130,481
TOTAL NEW JERSEY,NEW YORK		103,289,459
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	48,369,213
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,155,000	1,156,290
TOTAL NEW MEXICO		49,525,503
New York - 5.7%
Education - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,771,201
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	871,816
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	244,356
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,925,328
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,374,387
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,510,966
TOTAL EDUCATION		8,698,054
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,218,153
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	902,196
TOTAL ELECTRIC UTILITIES		10,120,349
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,720
General Obligations - 0.7%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,666,511
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,185,217
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,961,129
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,508,350
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,738,168
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,731,521
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,601,943
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,432,627
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	8,217,436
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,713,156
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,782,226
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,892,028
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	7,315,000	8,470,183
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	2,021,169
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	33,080,000	35,041,065
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,088,963
TOTAL GENERAL OBLIGATIONS		93,051,692
Health Care - 0.1%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2038	3,750,000	4,256,859
New York NY City Health & Hosp Series 2025A, 5% 2/15/2041	6,200,000	6,790,706
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,061,060
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,020,996
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Inc Insured)	1,500,000	1,524,771
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Inc Insured)	1,635,000	1,655,592
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	1,360,000	1,132,226
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	2,155,000	1,634,193
TOTAL HEALTH CARE		22,076,403
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,920,548
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,254,640
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,814,252
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	9,370,000	9,283,894
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	9,880,000	9,536,667
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,670,590
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,096,427
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,602,742
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,963,763
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,006,860
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	540,000	537,788
TOTAL HOUSING		119,688,171
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,379,909
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,924,636
TOTAL INDUSTRIAL DEVELOPMENT		24,304,545
Special Tax - 2.0%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	3,986,629
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,457,008
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2034	1,295,000	1,507,294
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	5,000,000	5,829,201
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,697,782
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	11,500,000	13,279,144
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,886,771
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2030	7,500,000	8,332,373
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2031	14,555,000	16,438,437
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2035	14,910,000	17,382,677
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2039 (h)	6,005,000	6,795,539
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2040 (h)	2,500,000	2,790,539
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2039 (h)	9,565,000	10,824,202
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2040 (h)	8,000,000	8,929,726
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,649,609
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,865,638
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,108,607
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,463,908
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,786,085
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,838,307
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,099,296
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,086,539
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,809,712
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,637,934
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,531,632
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	10,172,808
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,515,476
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,256,390
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,176,347
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,329,058
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	10,159,024
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,825,400
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,364,609
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	13,026,670
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,583,046
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,284,809
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,227,275
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,331,732
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,915,010
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	829,738
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,550,836
NY Payroll Mobility Tax 4% 11/15/2034	285,000	306,804
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,226,956
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	917,042
TOTAL SPECIAL TAX		284,013,619
Transportation - 1.5%
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (f)	10,105,000	7,744,167
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,996,251
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	7,034,572
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,779,546
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,099,124
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,629,109
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,533,594
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,275,160
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,581,878
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,052,486
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (c)	2,500,000	2,556,554
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	8,000,000	8,155,656
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (c)	11,390,000	11,880,959
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	25,350,000	27,937,543
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	1,220,000	1,279,569
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (c)	2,400,000	2,582,006
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,800,000	1,910,470
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,350,622
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,485,292
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,414,495
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,008,349
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,027,930
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	824,723
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,042,677
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,230,222
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,875,150
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,739,084
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,622,417
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,829,338
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,879,119
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,600,158
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	8,980,000	9,285,677
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	2,400,000	2,517,185
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	13,205,000	14,419,081
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	9,440,000	10,257,575
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	10,315,000	11,152,534
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	5,155,000	5,540,279
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	3,515,000	3,751,830
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	9,375,000	9,939,931
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (c)	2,470,000	2,687,250
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (c)	3,125,000	3,379,181
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (c)	2,250,000	2,357,441
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	8,155,000	8,155,651
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (c)	13,305,000	13,305,458
TOTAL TRANSPORTATION		219,707,293
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2037	6,315,000	7,324,556
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2038	5,205,000	6,230,916
TOTAL WATER & SEWER		13,555,472
TOTAL NEW YORK		795,221,318
North Carolina - 1.0%
Education - 0.1%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,038,004
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	1,033,104
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,851,538
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	276,646
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	409,637
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	433,608
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	557,961
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	604,734
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (c)	1,110,000	1,196,851
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (c)	2,450,000	2,676,476
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (c)	2,750,000	3,031,378
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (c)	2,750,000	3,047,141
TOTAL EDUCATION		16,157,078
General Obligations - 0.2%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,606,835
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,884,006
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	2,094,365
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,392,259
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,622,556
Johnston Cnty NC 2% 2/1/2037	1,065,000	900,175
Moore Cnty NC Ltd Oblig 2% 6/1/2035	2,385,000	2,090,572
Moore Cnty NC Ltd Oblig 2% 6/1/2037	2,390,000	1,976,621
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,245,359
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2035	2,095,000	2,476,415
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	2,300,000	2,696,187
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2037	1,500,000	1,742,798
TOTAL GENERAL OBLIGATIONS		31,728,148
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	166,558
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,704,013
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,702,947
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	17,055,601
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2034	670,000	713,079
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2035	565,000	597,992
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2037	435,000	458,094
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2038	1,360,000	1,426,520
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2040	755,000	781,504
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	950,535
TOTAL HEALTH CARE		28,556,843
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	6,835,000	6,865,066
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,755,000	5,128,781
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	8,000,000	8,992,813
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 58 A, 6.5% 1/1/2056	6,000,000	6,857,470
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	3,715,000	4,234,052
TOTAL HOUSING		32,078,182
Industrial Development - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.85% 11/1/2033 VRDN (b)(c)	19,500,000	19,500,000
Transportation - 0.1%
Charlotte NC Arpt Rev Series 2019A, 3% 7/1/2035	1,225,000	1,176,527
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	1,500,000	1,539,127
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (c)	1,875,000	1,964,295
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (c)	1,500,000	1,598,147
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (c)	1,320,000	1,428,288
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (c)	1,350,000	1,458,788
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (c)	1,100,000	1,181,882
TOTAL TRANSPORTATION		10,347,054
TOTAL NORTH CAROLINA		138,367,305
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Inc Insured)	4,360,000	3,787,281
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,202,280
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,298,491
TOTAL HEALTH CARE		10,288,052
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	2,875,000	2,839,441
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	6,405,000	6,454,607
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,680,000	1,817,091
TOTAL HOUSING		11,111,139
TOTAL NORTH DAKOTA		21,399,191
Ohio - 1.9%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	154,924
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,052,358
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,938,596
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,728,133
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	37,137
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,848,502
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,819,636
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Inc Insured)	1,930,000	1,897,028
TOTAL EDUCATION		13,476,314
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,198,647
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,158,084
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,065,728
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	238,828
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	3,034,854
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,400,033
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,977,278
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	13,000,000	13,038,813
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	5,355,000	5,368,967
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (c)	7,500,000	7,524,681
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	4,440,000	4,509,370
TOTAL ELECTRIC UTILITIES		53,515,283
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2034 (Pre-refunded to 11/15/2030 at 100)	970,000	1,034,958
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2035 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,066,968
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2036 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,066,968
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	700,000	778,754
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	282,574
Ohio St Hosp Rev Series 2024 A, 5% 1/1/2035 (Pre-refunded to 10/1/2034 at 100)	450,000	522,785
TOTAL ESCROWED/PRE-REFUNDED		4,753,007
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,503,569
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,575,401
TOTAL GENERAL OBLIGATIONS		4,078,970
Health Care - 0.7%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,476,883
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,502,373
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,543
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,640,877
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,770,781
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,079,447
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,049,265
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,047,038
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,044,637
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	566,309
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	3,005,000	3,020,273
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,549,837
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,313,564
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,450,876
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	19,730,000	22,867,282
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	16,390,000	16,762,622
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,551,576
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,081,493
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,253,468
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,000,000	3,078,755
TOTAL HEALTH CARE		90,622,899
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	375,000	379,054
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	5,860,000	6,406,153
TOTAL HOUSING		6,785,207
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,102,602
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	439,341
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	8,004,528
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	11,089,763
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,905,057
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,284,582
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	12,850,891
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,154,604
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,069,698
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,256,089
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	971,732
TOTAL SPECIAL TAX		51,128,887
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,400,727
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (c)	3,000,000	3,375,356
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (c)	3,715,000	4,129,664
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (c)	8,200,000	9,036,610
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	12,000,000	13,114,706
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,171,423
TOTAL TRANSPORTATION		32,827,759
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,070,018
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,696,616
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,172,520
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	697,395
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	1,020,398
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,180,017
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	652,640
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	579,862
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	710,314
TOTAL WATER & SEWER		9,779,780
TOTAL OHIO		269,368,833
Oklahoma - 0.5%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,599,496
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,685,355
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	543,501
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	693,950
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	743,888
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	781,470
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,416,589
TOTAL EDUCATION		9,464,249
General Obligations - 0.1%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,042,965
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,135,119
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034 (Build America Mutual Assurance Co Insured)	1,750,000	2,010,591
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,650,000	1,897,467
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,250,000	1,425,617
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,907
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2030	1,075,000	1,186,786
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2033	1,500,000	1,731,686
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2034	525,000	611,430
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,163,525
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,862,166
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,151,422
TOTAL GENERAL OBLIGATIONS		24,350,681
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,055,000	1,156,459
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,205,000	1,347,161
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 4.95% 9/1/2045	1,690,000	1,731,847
TOTAL HOUSING		4,235,467
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,457,404
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,156,771
TOTAL SPECIAL TAX		2,614,175
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,493,065
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	5,193,986
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	3,000,000	3,506,772
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	8,000,000	9,143,078
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2040	2,250,000	2,539,076
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2041	2,000,000	2,225,703
TOTAL TRANSPORTATION		26,101,680
TOTAL OKLAHOMA		66,766,252
Oregon - 1.4%
General Obligations - 0.1%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	918,096
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	990,979
Oregon St Gen. Oblig. 5% 8/1/2036	1,500,000	1,765,717
Oregon St Gen. Oblig. 5% 8/1/2037	1,455,000	1,697,379
Oregon St Gen. Oblig. 5% 8/1/2038	2,125,000	2,460,696
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2038 (c)	1,225,000	1,352,733
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2039 (c)	1,200,000	1,316,048
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,015,226
TOTAL GENERAL OBLIGATIONS		13,516,874
Health Care - 0.2%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,336,089
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,553,015
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,934,748
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,190,947
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,617,079
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,441,017
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,508,406
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,409,591
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,964,087
TOTAL HEALTH CARE		34,954,979
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,299,789
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5% 4/1/2038	1,000,000	1,152,102
Transportation - 1.1%
Port of Portland Arpt Rev 4% 7/1/2035 (c)	3,000,000	3,058,827
Port of Portland Arpt Rev 4% 7/1/2039 (c)	2,545,000	2,538,092
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,300,000	1,312,997
Port of Portland Arpt Rev 5% 7/1/2027 (c)	1,090,000	1,122,107
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,214,285
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,056,197
Port of Portland Arpt Rev 5% 7/1/2033	785,000	857,862
Port of Portland Arpt Rev 5% 7/1/2036 (c)	8,655,000	9,187,308
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (c)	5,500,000	6,223,316
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (c)	11,655,000	13,105,256
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (c)	9,075,000	10,124,812
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (c)	12,175,000	13,473,484
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (c)	1,725,000	1,951,858
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (c)	3,835,000	4,312,197
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (c)	3,655,000	4,077,817
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (c)	4,230,000	4,681,137
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (c)	1,000,000	1,017,544
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (c)	2,795,000	2,840,974
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (c)	12,085,000	13,164,535
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (c)	12,035,000	13,311,797
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (c)	9,960,000	11,189,282
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	2,730,000	3,051,655
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (c)	2,680,000	2,918,392
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (c)	19,745,000	21,546,209
TOTAL TRANSPORTATION		147,337,940
TOTAL OREGON		199,261,684
Pennsylvania - 2.5%
Education - 0.4%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	839,457
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	1,013,549
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,058,425
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	2,005,709
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,083,858
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)	2,445,000	1,173,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,900,648
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (c)	3,800,000	3,966,705
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (c)	8,600,000	9,055,657
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (c)	4,900,000	5,211,129
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (c)	2,365,000	2,502,159
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (c)	2,000,000	2,144,457
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (c)	1,875,000	2,018,805
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	839,640
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	833,589
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,649,621
TOTAL EDUCATION		50,375,408
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Inc Insured)	2,330,000	2,629,734
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	3,750,000	4,132,140
TOTAL ELECTRIC UTILITIES		6,761,874
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	853,670
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	915,012
TOTAL ESCROWED/PRE-REFUNDED		1,768,682
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,495,887
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	16,980,355
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,381,260
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,537,679
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,362,001
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,598,501
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,315,844
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,983,585
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	3,675,000	3,933,828
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	145,000	145,235
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,361,222
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,453,963
TOTAL GENERAL OBLIGATIONS		83,549,360
Health Care - 0.3%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	1,350,000	1,371,541
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5% 7/1/2031 (d)	1,415,000	1,502,526
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,367,968
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,471,463
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,518,897
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	7,074,132
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	3,079,385
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,343,038
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,678,408
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,456,937
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,096,959
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,068,033
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,259,632
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,163,154
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.48% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,030,447
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,874,385
TOTAL HEALTH CARE		43,356,905
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	1,005,158
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,135,672
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,128,765
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,962,848
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,787,871
TOTAL SPECIAL TAX		7,015,156
Transportation - 1.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	3,635,000	3,909,285
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Inc Insured) (c)	1,730,000	1,908,838
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Inc Insured) (c)	2,000,000	2,197,015
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Inc Insured) (c)	1,000,000	1,113,653
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Inc Insured) (c)	1,000,000	1,105,890
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,072,018
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,522,137
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,352,363
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	5,056,318
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,815,657
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,668,901
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,008,922
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,311,593
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,429,946
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	5,087,319
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,635,113
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,646,077
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,638,401
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,347,485
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,954,327
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,943,887
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	755,000	773,719
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (e)	1,215,000	1,287,667
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,646,808
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,836,830
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	6,065,442
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,613,788
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	4,073,340
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,457,664
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	2,950,000	2,979,201
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	1,200,000	1,237,733
Philadelphia PA Airport Rev 5% 7/1/2030 (c)	1,720,000	1,770,798
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	2,430,000	2,498,896
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	800,000	816,673
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,047,290
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,562,063
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (c)	2,750,000	2,964,683
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2033 (c)	9,695,000	10,870,940
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2036 (c)	1,340,000	1,509,333
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	1,370,000	1,518,026
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (c)	1,640,000	1,804,423
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (c)	360,000	393,986
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (c)	1,110,000	1,189,167
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2044 (c)	2,100,000	2,231,139
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2045 (c)	2,250,000	2,373,153
TOTAL TRANSPORTATION		137,247,907
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,093,971
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,229,989
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,224,610
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,246,388
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,219,636
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,655,488
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	2,031,565
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	570,000	602,560
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Inc Insured)	1,855,000	2,091,336
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,250,000	1,442,591
TOTAL WATER & SEWER		17,838,134
TOTAL PENNSYLVANIA		348,918,584
Puerto Rico - 0.3%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	27,114,115
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,556,624
TOTAL GENERAL OBLIGATIONS		36,670,739
Water & Sewer - 0.0%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	1,500,000	1,553,559
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	5,185,000	5,353,094
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (d)	3,620,000	3,755,892
TOTAL WATER & SEWER		10,662,545
TOTAL PUERTO RICO		47,333,284
Rhode Island - 0.6%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	540,832
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,517,308
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	2,033,870
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	359,854
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	424,034
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	393,446
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	442,907
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	385,084
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	431,793
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	1,640,000	1,776,899
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	1,440,000	1,430,200
Rhode Island St Student Ln 5% 12/1/2026 (c)	2,100,000	2,129,324
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,500,000	1,545,983
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,750,000	1,831,474
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,875,000	1,981,686
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,650,000	1,743,884
Rhode Island St Student Ln 5% 12/1/2030 (c)	1,125,000	1,194,580
Rhode Island St Student Ln 5% 12/1/2031 (c)	1,575,000	1,687,358
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	520,000	518,640
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (c)	5,100,000	5,487,756
TOTAL EDUCATION		28,856,912
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,219,947
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,598,803
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,453,047
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	932,572
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,611,813
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	784,621
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,945,334
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,410,815
TOTAL GENERAL OBLIGATIONS		22,956,952
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,667,328
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,786,110
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,463,844
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	804,118
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	957,332
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	781,955
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	840,983
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	811,250
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	561,697
TOTAL HEALTH CARE		23,674,617
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	2,265,000	2,243,064
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	670,000	672,454
TOTAL HOUSING		2,915,518
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,776,513
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,338,482
TOTAL TOBACCO BONDS		4,114,995
TOTAL RHODE ISLAND		82,518,994
South Carolina - 1.4%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	926,052
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,100,274
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	509,537
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	2,020,909
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,086,520
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	574,716
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,161,137
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,396,085
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,832,300
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	5,041,433
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,360,955
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,480,416
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,473,090
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,788,984
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,365,375
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,900,828
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,704,415
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,352,489
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,804,045
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,084,991
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,353,034
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,473,898
TOTAL ELECTRIC UTILITIES		74,791,483
General Obligations - 0.3%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,461,218
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,615,594
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,890,343
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,158,830
TOTAL GENERAL OBLIGATIONS		34,125,985
Health Care - 0.5%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,557,363
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	18,105,718
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,742,362
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,721,451
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,662,265
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	10,650,000	11,737,555
TOTAL HEALTH CARE		69,526,714
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,430,000	1,440,307
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,320,000	1,329,107
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,565,000	3,898,061
TOTAL HOUSING		6,667,475
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (c)	2,235,000	2,339,645
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (c)	4,790,000	5,013,001
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (c)	2,150,000	2,237,419
TOTAL TRANSPORTATION		9,590,065
TOTAL SOUTH CAROLINA		194,701,722
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	376,022
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,748,921
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,394,945
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	15,700,000	17,410,034
TOTAL HEALTH CARE		20,929,922
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	1,925,000	1,901,399
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,355,000	2,549,104
TOTAL HOUSING		4,450,503
TOTAL SOUTH DAKOTA		25,380,425
Tennessee - 1.1%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	681,392
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	491,788
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	543,075
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	539,933
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	454,021
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,159,583
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,214,850
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,313,849
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,222,929
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	612,825
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,573,258
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,418,459
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	966,207
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,147,572
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	855,116
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,132,193
TOTAL EDUCATION		22,327,050
General Obligations - 0.6%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,667,700
County of Williamson TN Gen. Oblig. Series 2020B, 1.5% 4/1/2032	1,700,000	1,499,856
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,665,831
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,125,951
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,078,116
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	3,400,000	2,415,389
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (f)	1,100,000	744,173
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (f)	1,000,000	641,535
Oak Ridge Tenn Gen. Oblig. Series 2021 A, 2% 6/1/2034	550,000	486,988
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	52,500,000	56,452,704
TOTAL GENERAL OBLIGATIONS		88,778,243
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	3,055,822
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,017,150
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,221,525
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,761,987
TOTAL HEALTH CARE		22,056,484
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	4,185,000	4,200,824
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	902,361
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	1,008,738
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	2,087,122
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	5,435,000	6,083,725
TOTAL HOUSING		14,282,770
Transportation - 0.0%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (c)	1,190,000	1,207,350
TOTAL TENNESSEE		148,651,897
Texas - 15.5%
Education - 0.9%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2030 (c)	2,500,000	2,638,063
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,410,838
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,143,751
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,401,004
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (c)	300,000	316,270
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2031 (c)	800,000	850,393
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2033 (c)	1,100,000	1,178,492
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	4,021,410
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	26,734,548
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) Series 2013A, 4% 10/1/2042	1,000,000	970,388
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	9,131,529
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,855,575
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,052,099
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,140,719
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,131,126
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,407,850
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,121,440
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,660,698
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,056,774
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,598,367
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	984,194
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,086,169
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,493,471
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,563,801
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,342,892
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,671,580
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	612,261
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	585,915
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	806,370
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	841,694
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	797,816
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,046,396
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,197,519
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,295,001
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,759,412
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	15,018,117
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,865,073
TOTAL EDUCATION		126,789,015
Electric Utilities - 1.0%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,375,000	1,539,129
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Inc Insured)	1,500,000	1,665,952
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,700,000	1,871,167
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Inc Insured)	1,585,000	1,735,197
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,947,407
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,496,226
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,568,502
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,090,048
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,083,596
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,069,594
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,317,733
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,268,191
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,948,847
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,091,649
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,126,371
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,137,448
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Inc Insured)	950,000	1,089,905
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Inc Insured)	615,000	701,767
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Inc Insured)	600,000	679,692
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Inc Insured)	500,000	561,141
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Inc Insured)	500,000	556,648
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Inc Insured)	500,000	552,309
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Inc Insured)	500,000	544,673
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,605,888
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,402,445
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,395,251
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,917,296
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,136,065
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,794,687
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,541,905
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,528,575
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	445,562
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,688,452
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Inc Insured)	5,915,000	6,725,207
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Inc Insured)	5,755,000	6,477,058
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Inc Insured)	7,500,000	8,295,284
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Inc Insured)	7,000,000	7,644,184
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Inc Insured)	4,150,000	4,486,977
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,379,118
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	20,000,000	22,119,168
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,508,021
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,005,392
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,507,636
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,204,544
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,397,450
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2036 (h)	8,040,000	9,393,954
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2037 (h)	5,410,000	6,261,129
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,125,000	1,090,714
TOTAL ELECTRIC UTILITIES		141,595,154
General Obligations - 6.9%
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,477,119
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,590,536
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	954,328
Alief TX Indp Sch Dist Series 2021, 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,890,000	2,351,282
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,444,244
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,276,192
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	655,510
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	656,131
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	792,413
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	870,826
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,228,953
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	717,700
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,132,694
Arlington TX Gen. Oblig. Series 2020 A, 2% 8/15/2036	200,000	168,804
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,809,237
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,812,202
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,391,188
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,251,546
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,965,368
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,818,009
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,783,148
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	11,108,402
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,513,152
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	6,231,901
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,442,998
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,505,000	5,513,057
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2038	1,000,000	924,895
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,176,759
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,221,648
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,122,737
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,273,531
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,360,061
Channelview TX Indpt Sch Dist Series 2021, 2% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,340,653
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2036	1,220,000	1,044,729
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2037	1,245,000	1,037,606
City of Frisco TX 2% 2/15/2038	1,315,000	1,065,017
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,862,603
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,658,456
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2036	2,220,000	1,863,067
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2037	2,265,000	1,847,467
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,281,711
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,434,382
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,462,424
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,288,565
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,907,430
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,391,351
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,395,417
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,998,320
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,968,918
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,409,532
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	3,133,080
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	4,076,960
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,668,040
Clear Creek Independent School District Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,620,000	3,069,428
Clear Creek Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,365,000	3,908,138
Clear Creek Independent School District Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	5,985,000	6,890,077
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	8,115,000	9,266,066
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,483,174
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,538,229
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,833,766
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,558,078
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,266,986
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,996,022
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,387,038
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	6,027,028
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2036	7,530,000	8,686,861
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2037	7,870,000	8,999,586
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2038	9,000,000	10,208,024
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2039	4,665,000	5,257,911
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2040	8,280,000	9,208,579
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,988,901
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,487,485
Dallas TX Gen. Oblig. Series 2019 B, 3.125% 2/15/2039	1,850,000	1,689,378
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,374,355
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,581,051
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,086,466
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2038	1,940,000	1,771,512
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,196,530
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,217,653
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,536,321
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,993,993
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,786,086
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,640,031
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,688,008
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	12,003,578
Dallas TX ISD 5% 2/15/2028	1,750,000	1,838,012
Dallas TX ISD 5% 2/15/2029	2,355,000	2,474,688
Dallas TX ISD 5% 2/15/2030	5,095,000	5,354,211
Dallas TX ISD 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	5,059,827
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,630,998
Dallas TX ISD Series 2022, 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,680,000	2,499,449
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2038	1,060,000	1,001,791
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	3,194,350
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2030	600,000	662,312
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2032	500,000	569,973
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2033	1,000,000	1,153,374
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2034	1,000,000	1,164,956
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2035	1,000,000	1,157,874
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2036	750,000	861,274
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2037	750,000	854,250
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2038	2,000,000	2,262,526
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	7,300,000	7,723,583
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,263,111
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,303,180
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,263,730
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,255,739
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	428,379
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,246,889
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	1,026,128
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,244,587
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,215,561
Denton TX Gen. Oblig. Series 2021, 2.5% 2/15/2038	10,245,000	9,033,695
Eagle Mtn & Saginaw TX Isd Series 2019, 3% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,338,724
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,353,525
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,143,532
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,464,282
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,120,301
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,399,877
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,818,745
El Paso Tex Gen. Oblig. 5% 8/15/2032	1,385,000	1,463,111
El Paso Tex Gen. Oblig. Series 2021 C, 3% 8/15/2040	1,000,000	886,377
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	2,021,734
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,123,624
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,116,653
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,639,239
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,005,000	7,867,289
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,989,682
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	496,128
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	1,006,361
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,249,624
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,878,667
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,329,420
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	5,173,178
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,775,784
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,235,854
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,505,911
Frisco Tex Indpt Sch Dis 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,355,000	1,957,932
Frisco Tex Indpt Sch Dis 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,445,000	1,332,351
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,803,021
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,502,826
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,165,988
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,386,575
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,306,390
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,178,376
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,503,384
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	4,014,946
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,185,462
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,854,494
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,600,132
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,153,966
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,102,036
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,316,103
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,750,388
Harris-Fort Bend Cntys Tex Munutil Dist No 3 Gen. Oblig. Series 2022, 3% 4/1/2036 (Assured Guaranty Inc Insured)	1,205,000	1,087,080
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,030,455
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,108,582
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,823,490
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,474,746
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	6,044,623
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,553,353
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,726,543
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,221,728
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,787,379
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,784,398
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,356,404
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,305,214
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,809,381
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,911,689
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	2,042,540
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,997,787
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,491,947
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	2,056,850
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,618,093
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,284,668
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,284,693
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,215,992
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,473,723
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,468,681
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,996,142
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,251,683
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,864,366
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,546,492
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,835,918
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,793,611
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,661,817
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,414,221
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,310,900
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,127,900
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,250,501
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,396,242
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,241,436
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	4,026,127
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,222,301
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,525,629
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,606,018
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,182,647
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,400,986
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,822,734
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,885,075
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,937,456
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,570,367
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,430,513
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,562,632
New Braunfels Tex Gen. Oblig. 2% 2/1/2036	500,000	421,589
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,795,627
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,309,702
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,881,417
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,300,677
Plano Independent School District 5% 2/15/2034	650,000	730,991
Plano Independent School District 5% 2/15/2035	2,000,000	2,235,719
Plano Independent School District 5% 2/15/2036	2,800,000	3,104,327
Plano Independent School District 5% 2/15/2037	3,125,000	3,441,504
Plano Independent School District 5% 2/15/2038	3,300,000	3,609,613
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,420,209
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2030	4,445,000	4,899,903
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2031	4,670,000	5,226,040
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2032	4,905,000	5,552,476
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2033	5,140,000	5,878,858
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2034	5,400,000	6,230,855
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2035	1,640,000	1,880,024
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2036	3,220,000	3,660,511
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2037	3,380,000	3,810,895
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2038	3,550,000	3,976,231
Prosper Tex Gen. Oblig. 2.5% 2/15/2038	1,170,000	1,000,795
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,666,863
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,303,361
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,130,255
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,207,733
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	888,354
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,429,933
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	2,014,156
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,408,045
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,983,461
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,302,599
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	811,829
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,349,113
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,394,350
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	12,162,134
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,504,679
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,324,005
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,185,000	1,104,876
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2037 (Build America Mutual Assurance Co Insured)	1,210,000	1,106,116
South San Antonio TX Ids Series 2022, 3% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,930,000	1,817,823
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,341,072
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,244,275
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,845,333
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,121,044
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,113,354
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,350,059
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,924,475
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,374,487
Texas State Gen. Oblig. 4% 8/1/2032 (c)	1,700,000	1,757,144
Texas State Gen. Oblig. 5% 8/1/2033 (c)	4,805,000	5,285,827
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (c)	5,020,000	5,028,941
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	3,750,000	3,804,056
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	2,755,000	2,615,868
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (c)	4,340,000	4,459,300
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (c)	5,605,000	5,809,554
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (c)	5,885,000	6,142,762
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (c)	6,180,000	6,488,074
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (c)	5,720,000	6,249,678
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (c)	6,175,000	6,841,195
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (c)	6,480,000	7,156,723
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (c)	4,915,000	5,511,729
Tomball TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	5,759,571
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	6,200,000	7,006,112
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	6,020,678
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	18,174,316
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,303,967
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2034	1,130,000	990,270
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2036	1,175,000	981,400
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,695,000	5,404,207
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,996,402
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,530,160
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,250,851
Wharton TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,280,000	1,035,267
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,469,976
Willis Tex Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	821,805
TOTAL GENERAL OBLIGATIONS		951,366,410
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,785,700
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,646,830
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	5,029,646
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,783,833
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	3,045,334
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	685,920
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	489,036
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	634,788
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	996,649
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,524,861
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,618,658
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,414,184
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,134,061
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,733,936
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,968,845
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,829,443
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,916,254
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,144,585
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,560,038
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,272,567
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	13,900,000	15,833,894
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,066,773
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	15,015,000	16,759,988
TOTAL HEALTH CARE		98,875,823
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	15,130,000	16,605,911
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	6,625,000	6,790,737
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	11,190,000	11,333,929
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,011,556	5,516,552
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,080,000	3,106,429
TOTAL HOUSING		43,353,558
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.57% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.57% 4/1/2040 VRDN (b)	8,400,000	8,400,000
TOTAL INDUSTRIAL DEVELOPMENT		26,525,000
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	4,295,000	4,320,634
Special Tax - 0.5%
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	7,841,088
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,060,129
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,322,837
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,744,174
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,614,898
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,313,071
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,782,459
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,286,730
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,339,751
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	612,541
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	924,809
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,198,791
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,202,571
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,382,099
Texas Transn Commn Gen. Oblig. (Mobility Fund Proj.) Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	43,819,113
TOTAL SPECIAL TAX		68,445,061
Transportation - 3.0%
Austin Tex Airport Sys 5% 11/15/2029 (c)	2,690,000	2,690,601
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (c)	1,500,000	1,557,312
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (c)	2,250,000	2,369,558
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (c)	1,500,000	1,604,032
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,092,325
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	980,736
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	769,185
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	799,142
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	923,511
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	867,308
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	983,562
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,028,562
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,025,753
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	1,021,817
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	522,428
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	727,944
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	787,310
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	943,198
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2027 (c)	8,925,000	9,109,598
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2028 (c)	5,000,000	5,167,635
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2029 (c)	12,500,000	13,060,860
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2036 (c)	460,000	498,345
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2037 (c)	2,600,000	2,796,108
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2038 (c)	2,300,000	2,460,749
City of Houston TX Airport System Revenue 4% 7/1/2035 (c)	1,100,000	1,118,572
City of Houston TX Airport System Revenue 4% 7/1/2036 (c)	2,180,000	2,195,019
City of Houston TX Airport System Revenue 4% 7/1/2037 (c)	1,200,000	1,202,591
City of Houston TX Airport System Revenue 4% 7/1/2038 (c)	1,750,000	1,737,433
City of Houston TX Airport System Revenue 4% 7/1/2039 (c)	4,500,000	4,464,642
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (c)	1,635,000	1,652,075
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (c)	2,180,000	2,242,599
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (c)	970,000	1,017,826
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,291,835
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,821,984
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,737,561
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (c)	1,500,000	1,517,979
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (c)	1,895,000	1,880,110
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Inc Insured) (c)	3,850,000	4,209,426
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Inc Insured) (c)	2,000,000	2,170,798
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Inc Insured) (c)	2,000,000	2,157,480
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Inc Insured) (c)	2,700,000	2,966,954
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Inc Insured) (c)	5,000,000	5,435,752
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,432,938
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,437,393
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,204,574
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,192,924
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	8,111,175
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	24,830,000	27,810,529
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	11,365,000	12,637,986
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2039 (c)	12,250,000	13,609,713
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (c)	21,630,000	23,795,622
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (c)	1,185,000	1,273,440
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,232,528
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,431,308
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,745,684
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,092,974
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,310,855
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Inc Insured) (c)	6,245,000	6,393,773
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Inc Insured) (c)	1,500,000	1,502,932
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Inc Insured) (c)	16,660,000	18,134,105
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,360,000	1,361,803
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (c)	5,730,000	5,736,959
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (c)	1,700,000	1,701,486
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	1,000,000	1,015,775
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	1,250,000	1,263,952
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	2,925,000	2,955,830
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	1,000,000	743,935
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	8,059,345
North TX Twy Auth Rev 5% 1/1/2030	470,000	470,000
North TX Twy Auth Rev 5% 1/1/2031	660,000	660,000
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,978,404
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,308,397
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,747,463
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,425,836
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	2,775,000	3,200,368
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,741,963
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,207,863
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,618,032
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,256,951
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,549,918
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	17,459,870
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,480,000	1,722,304
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (c)	2,380,000	2,448,342
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (c)	1,085,000	1,138,496
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	3,200,000	3,405,514
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	1,270,000	1,357,220
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,510,000	1,601,894
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,235,000	1,317,754
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	2,310,000	2,461,641
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	1,250,000	1,324,806
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (c)	1,195,000	1,270,950
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (c)	950,000	1,004,881
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,758,955
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	4,093,386
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	3,001,225
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,836,613
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,103,896
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	4,080,032
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,309,222
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (c)	2,655,000	2,817,393
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (c)	2,110,000	2,240,994
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (c)	2,095,000	2,223,898
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (c)	2,185,000	2,322,254
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (c)	1,965,000	2,085,932
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (c)	2,310,000	2,455,535
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (c)	1,275,000	1,355,416
TOTAL TRANSPORTATION		426,161,371
Water & Sewer - 2.0%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,129,980
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	741,368
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,127,883
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,120,251
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034	1,200,000	1,375,785
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035	1,900,000	2,166,587
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036	3,340,000	3,781,050
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037	2,700,000	3,032,215
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038	8,000,000	8,918,441
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039	10,045,000	11,133,481
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	4,100,000	4,481,415
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,795,421
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,339,070
City of Georgetown TX Series 2025, 5% 8/15/2035	1,000,000	1,140,031
City of Georgetown TX Series 2025, 5% 8/15/2036	1,375,000	1,554,981
City of Georgetown TX Series 2025, 5% 8/15/2037	1,585,000	1,774,047
City of Georgetown TX Series 2025, 5% 8/15/2038	1,745,000	1,936,048
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,674,538
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,546,544
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,975,516
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,348,345
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2036	4,655,000	3,924,855
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2037	2,450,000	2,021,175
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,539,316
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,386,684
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,777,977
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,211,631
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,333,852
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	721,760
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	716,533
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,467,373
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	9,146,366
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,257,625
Irving TX Wtrwks & Swr Rev Series 2021, 2% 8/15/2037	1,110,000	892,342
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2035	1,740,000	1,463,986
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2036	1,780,000	1,456,907
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,723,730
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,941,114
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,662,571
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,670,706
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	829,831
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	763,646
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,631,408
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,763,661
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2036	10,000,000	11,546,059
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	14,272,183
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,540,768
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	7,016,879
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	934,258
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,750,481
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,309,212
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,901,055
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,573,561
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,964,726
Tarrant Regional Water District 5% 9/1/2038	10,825,000	12,169,746
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,527,931
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,492,205
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2034	875,000	1,003,166
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2035	750,000	851,248
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2036	850,000	955,062
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2037	685,000	763,400
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2038	840,000	929,868
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,245,888
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,720,916
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,839,297
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,891,017
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	9,998,928
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,460,671
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,332,865
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,169,893
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	4,610,000	4,582,346
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,137,043
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,209,148
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,548,190
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,483,016
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,139,216
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	971,750
TOTAL WATER & SEWER		273,630,038
TOTAL TEXAS		2,161,062,064
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	5,097,863
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	1,013,961
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	1,042,579
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	1,000,309
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,571,159
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,664,957
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	1,029,141
TOTAL GENERAL OBLIGATIONS		7,322,106
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,813,233	1,462,244
Special Tax - 0.1%
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (d)	2,225,000	2,334,211
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (d)	1,875,000	1,919,758
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	3,052,000	3,191,894
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	3,929,000	4,058,746
TOTAL SPECIAL TAX		11,504,609
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	5,000,000	5,016,196
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (c)	1,120,000	1,131,974
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (c)	3,885,000	4,001,514
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (c)	1,215,000	1,247,451
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (c)	1,500,000	1,570,926
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	1,345,000	1,407,650
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (c)	1,500,000	1,674,962
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (c)	1,500,000	1,643,172
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	2,125,000	2,303,011
TOTAL TRANSPORTATION		19,996,856
Water & Sewer - 0.0%
City of Park City UT Water Revenue Series 2021, 2% 12/15/2037	265,000	209,563
Spanish Fork City Utah Wtr Rev 2% 6/1/2035	1,665,000	1,418,334
TOTAL WATER & SEWER		1,627,897
TOTAL UTAH		47,011,575
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	1,590,000	1,620,842
Virginia - 1.4%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	541,126
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,133,885
TOTAL EDUCATION		4,675,011
Electric Utilities - 0.1%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	9,390,000	9,423,109
General Obligations - 0.5%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,669,029
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,663,759
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	1,006,927
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,190,250
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,146,367
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,287,482
Richmond VA Gen. Oblig. Series 2020 A, 2% 7/15/2036	250,000	208,627
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,290,057
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,337,711
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,830,572
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,356,869
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,140,645
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,706,262
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,440,897
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,444,248
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	7,040,989
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,144,047
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,776,511
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,673,316
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,814,288
TOTAL GENERAL OBLIGATIONS		70,168,853
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	123,837
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,238,128
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,384,093
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,095,134
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,329,370
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,775,169
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	615,153
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,765,370
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,756,675
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,136,300
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,468,609
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,685,999
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,940,000
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,515,000
TOTAL HEALTH CARE		43,828,837
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,568,502
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	1,850,000	1,819,410
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,200,000	3,077,255
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	2,750,000	2,688,985
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (c)	6,265,000	6,626,966
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (c)	5,765,000	6,219,259
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (c)	2,875,000	3,052,028
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (c)	3,000,000	3,017,263
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (c)	4,500,000	4,488,135
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (c)	4,750,000	4,716,993
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (c)	12,775,000	12,588,984
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,500,000	3,390,712
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (c)	1,590,000	1,622,259
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	2,540,000	2,565,770
TOTAL TRANSPORTATION		55,874,019
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,147,724
TOTAL VIRGINIA		189,686,055
Washington - 2.7%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,612,949
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	553,786
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,526,612
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,651,129
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	562,645
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,150,427
TOTAL EDUCATION		15,057,548
Electric Utilities - 0.3%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	2,900,000	3,341,054
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	11,165,000	12,771,939
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,540,021
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,921,596
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,073,162
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,160,969
TOTAL ELECTRIC UTILITIES		33,808,741
General Obligations - 1.0%
Benton Cnty Wash Sch Dist No 017 Kennewick Series 2021, 2.5% 12/1/2038 (State of Washington Guaranteed)	1,770,000	1,524,778
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,938,210
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	3,027,725
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,500,540
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	948,470
King County WA Gen. Oblig. 2% 1/1/2037	965,000	810,124
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,875,913
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,376,598
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,417,162
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	14,950,559
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,471,836
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,233,457
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,861,596
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,617,551
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	10,000,000	11,672,379
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,757,267
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,757,468
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,194,077
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,831,935
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,919,696
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,415,110
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,334,159
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	10,130,571
TOTAL GENERAL OBLIGATIONS		146,567,181
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	1,175,000	1,189,128
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2028	3,825,000	3,936,569
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2031	5,780,000	5,945,028
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,561,824
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,066,609
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,577,234
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,955,706
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,945,564
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,181,594
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	623,236
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,334,681
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,511,572
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,408,238
TOTAL HEALTH CARE		35,236,983
Housing - 0.0%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,123,231
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,585,813
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 2% 12/1/2033	1,435,000	1,245,104
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,303,195
TOTAL HOUSING		8,257,343
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	3,770,000	3,028,886
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,945,097
TOTAL SPECIAL TAX		44,973,983
Transportation - 0.7%
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,434,381
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (c)	1,515,000	1,553,251
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	2,290,000	2,328,906
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (c)	2,250,000	2,352,349
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (c)	7,000,000	7,920,584
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (c)	13,785,000	15,484,040
Port Seattle WA Rev Series 2025 B, 5% 10/1/2036 (c)	4,400,000	4,960,513
Port Seattle WA Rev Series 2025 B, 5% 10/1/2037 (c)	7,500,000	8,379,632
Port Seattle WA Rev Series 2025 B, 5% 10/1/2038 (c)	6,000,000	6,656,716
Port Seattle WA Rev Series 2025 B, 5% 10/1/2039 (c)	5,000,000	5,505,264
Port Seattle WA Rev Series 2025 B, 5% 10/1/2040 (c)	7,500,000	8,164,346
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2041 (c)	20,000,000	22,148,444
Port Seattle WA Rev Series B, 5% 10/1/2026 (c)	3,625,000	3,641,540
Port Seattle WA Rev Series B, 5% 10/1/2029 (c)	4,615,000	4,634,659
TOTAL TRANSPORTATION		96,164,625
TOTAL WASHINGTON		380,066,404
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,463,102
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,140,074
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,486,803
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	13,790,000	15,195,816
TOTAL HEALTH CARE		22,822,693
TOTAL WEST VIRGINIA		26,285,795
Wisconsin - 1.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (d)	400,000	409,329
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	4,075,000	4,134,192
TOTAL EDUCATION		4,543,521
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (d)	125,000	131,063
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,539,160
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	957,289
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	953,074
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	943,402
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	1,031,351
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	981,059
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,142,011
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2030	1,200,000	1,317,374
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2031	800,000	893,332
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2033	1,350,000	1,548,528
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2036	1,115,000	1,264,686
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2037	4,745,000	5,374,692
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2038	4,835,000	5,445,440
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2039	2,510,000	2,807,660
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Inc Insured)	1,860,000	2,107,838
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Inc Insured)	1,100,000	1,230,958
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Inc Insured)	2,375,000	2,636,652
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	2,490,000	2,751,904
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,429,726
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	900,000	984,545
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,400,433
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,382,866
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,623,896
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,053,584
TOTAL GENERAL OBLIGATIONS		51,801,460
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,707,910
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	801,620
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	1,420,000	1,414,903
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	1,480,000	1,404,289
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (d)	1,135,000	1,147,615
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (d)	535,000	539,773
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,124,598
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,061,922
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,102,526
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,491,477
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,147,474
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,323,889
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	847,983
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,545,671
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,069,456
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,867,770
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,825,951
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,605,770
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,243,688
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2034	1,000,000	1,144,439
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,196,495
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,117,678
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,386,889
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	493,181
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,891,712
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	7,069,047
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,192,220
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,139,768
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,741,622
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,304,895
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,513,600
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,911,991
TOTAL HEALTH CARE		109,377,822
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	3,985,000	3,972,146
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,430,000	2,391,271
TOTAL HOUSING		6,363,417
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,050,000	931,539
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,350,000	1,118,955
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (f)	2,800,000	2,237,241
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	1,350,000	1,035,174
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (f)	1,250,000	918,515
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Inc Insured) (f)	255,000	234,095
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	390,000	347,350
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,000,000	833,728
TOTAL SPECIAL TAX		7,656,597
Water & Sewer - 0.1%
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2035	2,435,000	2,061,808
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2036	2,490,000	2,050,847
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2037	2,545,000	2,036,267
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2038	2,605,000	2,029,414
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,570,645
TOTAL WATER & SEWER		13,748,981
TOTAL WISCONSIN		193,622,861
TOTAL MUNICIPAL SECURITIES (Cost $13,154,814,895)		13,218,669,328

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $669,401,848)	3.07	669,268,004	669,401,858

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $13,824,216,743)	13,888,071,186
NET OTHER ASSETS (LIABILITIES) - 0.8%	105,276,238
NET ASSETS - 100.0%	13,993,347,424

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,488,675 or 0.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	463,681,899	2,582,872,082	2,377,152,123	12,974,420	-	-	669,401,858	669,268,004	15.8%
Total	463,681,899	2,582,872,082	2,377,152,123	12,974,420	-	-	669,401,858

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	698,464,784	-	698,464,784	-
Electric Utilities	650,976,944	-	650,976,944	-
Escrowed/Pre-Refunded	15,602,987	-	15,602,987	-
General Obligations	5,195,047,345	-	5,195,047,345	-
Health Care	1,658,492,749	-	1,655,192,749	3,300,000
Housing	513,848,419	-	513,848,419	-
Industrial Development	205,891,935	-	205,891,935	-
Other	36,958,982	-	36,958,982	-
Resource Recovery	19,237,854	-	19,237,854	-
Special Tax	1,021,567,524	-	1,021,567,524	-
Tobacco Bonds	34,134,297	-	34,134,297	-
Transportation	2,599,044,647	-	2,599,044,647	-
Water & Sewer	569,400,861	-	569,400,861	-

Money Market Funds	669,401,858	669,401,858	-	-
Total Investments in Securities:	13,888,071,186	669,401,858	13,215,369,328	3,300,000
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,154,814,895)	$13,218,669,328
Fidelity Central Funds (cost $669,401,848)	669,401,858

Total Investment in Securities (cost $13,824,216,743)		$13,888,071,186
Cash		8,452
Receivable for investments sold		7,123
Receivable for fund shares sold		11,366,127
Interest receivable		165,872,475
Distributions receivable from Fidelity Central Funds		1,487,854
Prepaid expenses		9,528
Receivable from investment adviser for expense reductions		208,111
Other receivables		941
Total assets		14,067,031,797
Liabilities
Payable for investments purchased
Regular delivery	$25,070
Delayed delivery	44,672,220
Payable for fund shares redeemed	12,900,220
Distributions payable	11,521,503
Accrued management fee	3,086,803
Distribution and service plan fees payable	28,592
Other affiliated payables	1,195,072
Other payables and accrued expenses	254,893
Total liabilities		73,684,373
Net Assets		$13,993,347,424
Net Assets consist of:
Paid in capital		$14,009,144,459
Total accumulated earnings (loss)		(15,797,035)
Net Assets		$13,993,347,424

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($96,482,678 ÷ 9,391,490 shares)(a)		$10.27
Maximum offering price per share (100/96.00 of $10.27)		$10.70
Class M :
Net Asset Value and redemption price per share ($10,256,955 ÷ 999,084 shares)(a)		$10.27
Maximum offering price per share (100/96.00 of $10.27)		$10.70
Class C :
Net Asset Value and offering price per share ($7,585,005 ÷ 738,064 shares)(a)		$10.28
Intermediate Municipal Income :
Net Asset Value, offering price and redemption price per share ($4,555,080,101 ÷ 443,722,421 shares)		$10.27
Class I :
Net Asset Value, offering price and redemption price per share ($2,467,326,338 ÷ 239,973,778 shares)		$10.28
Class Z :
Net Asset Value, offering price and redemption price per share ($6,856,616,347 ÷ 666,648,921 shares)		$10.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$417,045,144
Income from Fidelity Central Funds		12,969,443
Total income		430,014,587
Expenses
Management fee	$34,209,004
Transfer agent fees	12,638,801
Distribution and service plan fees	350,287
Accounting fees and expenses	991,898
Custodian fees and expenses	100,326
Independent trustees' fees and expenses	31,587
Registration fees	618,986
Audit fees	64,758
Legal	10,437
Miscellaneous	43,799
Total expenses before reductions	49,059,883
Expense reductions	(2,245,837)
Total expenses after reductions		46,814,046
Net Investment income (loss)		383,200,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(28,379,269)
Capital gain distributions from Fidelity Central Funds	4,977
Total net realized gain (loss)		(28,374,292)
Change in net unrealized appreciation (depreciation) on investment securities		302,388,369
Net gain (loss)		274,014,077
Net increase (decrease) in net assets resulting from operations		$657,214,618
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$383,200,541	$315,106,206
Net realized gain (loss)	(28,374,292)	(26,443,968)
Change in net unrealized appreciation (depreciation)	302,388,369	(134,448,949)
Net increase (decrease) in net assets resulting from operations	657,214,618	154,213,289
Distributions to shareholders	(376,593,012)	(310,867,034)

Share transactions - net increase (decrease)	1,593,926,456	743,579,390
Total increase (decrease) in net assets	1,874,548,062	586,925,645

Net Assets
Beginning of period	12,118,799,362	11,531,873,717
End of period	$13,993,347,424	$12,118,799,362

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.20	$9.90	$10.79	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.262	.240	.217	.173	.157
Net realized and unrealized gain (loss)	.205	(.144)	.298	(.890)	(.059)
Total from investment operations	.467	.096	.515	(.717)	.098
Distributions from net investment income	(.256)	(.235)	(.215)	(.172)	(.158)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.257)	(.236)	(.215)	(.173)	(.178)
Net asset value, end of period	$10.27	$10.06	$10.20	$9.90	$10.79
Total Return C,D	4.71%	.96%	5.28%	(6.65)%	.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.69%	.68%	.67%	.64%
Expenses net of fee waivers, if any	.68%	.68%	.68%	.67%	.64%
Expenses net of all reductions, if any	.68%	.68%	.68%	.67%	.64%
Net investment income (loss)	2.60%	2.37%	2.18%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$96,483	$107,463	$113,907	$111,807	$166,197
Portfolio turnover rate G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.19	$9.90	$10.78	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.265	.243	.221	.178	.162
Net realized and unrealized gain (loss)	.205	(.134)	.288	(.880)	(.070)
Total from investment operations	.470	.109	.509	(.702)	.092
Distributions from net investment income	(.259)	(.238)	(.219)	(.177)	(.162)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.260)	(.239)	(.219)	(.178)	(.182)
Net asset value, end of period	$10.27	$10.06	$10.19	$9.90	$10.78
Total Return C,D	4.74%	1.09%	5.21%	(6.51)%	.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.65%	.64%	.61%	.60%
Expenses net of fee waivers, if any	.65%	.65%	.64%	.61%	.60%
Expenses net of all reductions, if any	.65%	.65%	.64%	.61%	.60%
Net investment income (loss)	2.63%	2.40%	2.22%	1.77%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$10,257	$10,623	$11,713	$11,877	$11,071
Portfolio turnover rate G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.20	$9.91	$10.79	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.188	.166	.147	.102	.079
Net realized and unrealized gain (loss)	.205	(.134)	.288	(.880)	(.070)
Total from investment operations	.393	.032	.435	(.778)	.009
Distributions from net investment income	(.182)	(.161)	(.145)	(.101)	(.079)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.183)	(.162)	(.145)	(.102)	(.099)
Net asset value, end of period	$10.28	$10.07	$10.20	$9.91	$10.79
Total Return C,D	3.94%	.32%	4.43%	(7.21)%	.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.42%	1.41%	1.38%	1.37%	1.37%
Expenses net of fee waivers, if any	1.42%	1.41%	1.38%	1.37%	1.37%
Expenses net of all reductions, if any	1.42%	1.41%	1.38%	1.37%	1.37%
Net investment income (loss)	1.86%	1.64%	1.47%	1.01%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$7,585	$8,145	$9,789	$11,488	$16,255
Portfolio turnover rate G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Intermediate Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.19	$9.90	$10.78	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.293	.271	.248	.204	.192
Net realized and unrealized gain (loss)	.205	(.134)	.288	(.880)	(.069)
Total from investment operations	.498	.137	.536	(.676)	.123
Distributions from net investment income	(.287)	(.266)	(.246)	(.203)	(.193)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.288)	(.267)	(.246)	(.204)	(.213)
Net asset value, end of period	$10.27	$10.06	$10.19	$9.90	$10.78
Total Return C	5.04%	1.37%	5.51%	(6.27)%	1.14%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.39%	.38%	.36%	.35%	.32%
Expenses net of fee waivers, if any	.37%	.37%	.36%	.35%	.32%
Expenses net of all reductions, if any	.37%	.37%	.36%	.35%	.32%
Net investment income (loss)	2.91%	2.68%	2.50%	2.03%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,555,080	$4,343,945	$4,695,105	$4,757,973	$5,501,159
Portfolio turnover rate F	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.21	$9.91	$10.80	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.286	.264	.241	.197	.185
Net realized and unrealized gain (loss)	.205	(.143)	.298	(.889)	(.060)
Total from investment operations	.491	.121	.539	(.692)	.125
Distributions from net investment income	(.280)	(.260)	(.239)	(.197)	(.185)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.281)	(.261)	(.239)	(.198)	(.205)
Net asset value, end of period	$10.28	$10.07	$10.21	$9.91	$10.80
Total Return C	4.96%	1.20%	5.53%	(6.41)%	1.16%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.44%	.43%	.42%	.39%
Expenses net of fee waivers, if any	.44%	.44%	.43%	.42%	.39%
Expenses net of all reductions, if any	.44%	.44%	.43%	.42%	.39%
Net investment income (loss)	2.84%	2.61%	2.42%	1.96%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,467,326	$1,740,977	$1,587,677	$1,287,824	$1,220,985
Portfolio turnover rate F	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.21	$9.92	$10.80	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.300	.278	.254	.209	.198
Net realized and unrealized gain (loss)	.205	(.134)	.288	(.879)	(.069)
Total from investment operations	.505	.144	.542	(.670)	.129
Distributions from net investment income	(.294)	(.273)	(.252)	(.209)	(.199)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.295)	(.274)	(.252)	(.210)	(.219)
Net asset value, end of period	$10.29	$10.08	$10.21	$9.92	$10.80
Total Return C	5.09%	1.43%	5.56%	(6.20)%	1.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.32%	.32%	.31%	.29%	.27%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.29%	.27%
Expenses net of all reductions, if any	.31%	.31%	.31%	.29%	.27%
Net investment income (loss)	2.97%	2.74%	2.55%	2.09%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$6,856,616	$5,907,646	$5,113,683	$4,476,079	$3,679,575
Portfolio turnover rate F	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$226,937,456
Gross unrealized depreciation	(148,573,363)
Net unrealized appreciation (depreciation)	$78,364,093
Tax Cost	$13,809,707,093

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(94,161,127)
Net unrealized appreciation (depreciation) on securities and other investments	$78,364,093

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,412,799)
Long-term	(82,748,328)
Total capital loss carryforward	$(94,161,127)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	$375,240,689	$309,670,488
Ordinary Income	1,352,323	1,196,546
Total	$376,593,012	$310,867,034

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	3,344,788,420	1,891,073,392
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	247,223	18,824
Class M	- %	.25%	25,376	5
Class C	.75%	.25%	77,688	6,925
			350,287	25,754

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,213
Class M	815
7,028

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	168,406.17
Class M	13,402.13
Class C	11,047.14
Intermediate Municipal Income	5,305,656.12
Class I	4,015,226.18
Class Z	3,125,064.05
	12,638,801

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	4,903,934	17,563,428	18,808
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Intermediate Municipal Income Fund	17,345
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.68%	14,780
Class M	.65%	691
Class C	1.43%	-
Intermediate Municipal Income	.37%	1,019,547
Class I	.44%	290,245
Class Z	.31%	916,350
		2,241,613

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,224.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$2,513,971	$2,581,297
Class M	261,192	265,794
Class C	140,444	143,324
Intermediate Municipal Income	128,383,419	118,952,373
Class I	62,924,217	43,765,354
Class Z	182,369,769	145,158,892
Total	$376,593,012	$310,867,034
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	2,216,431	2,085,000	$22,396,711	$21,107,423
Reinvestment of distributions	234,737	240,223	2,371,509	2,427,882
Shares redeemed	(3,738,097)	(2,817,493)	(37,665,155)	(28,507,633)
Net increase (decrease)	(1,286,929)	(492,270)	$(12,896,935)	$(4,972,328)
Class M
Shares sold	75,009	79,852	$761,684	$808,357
Reinvestment of distributions	24,097	24,667	243,344	249,131
Shares redeemed	(156,315)	(197,633)	(1,573,823)	(2,004,004)
Net increase (decrease)	(57,209)	(93,114)	$(568,795)	$(946,516)
Class C
Shares sold	117,818	146,009	$1,184,317	$1,480,227
Reinvestment of distributions	13,366	13,753	135,144	139,039
Shares redeemed	(202,214)	(310,343)	(2,044,555)	(3,143,128)
Net increase (decrease)	(71,030)	(150,581)	$(725,094)	$(1,523,862)
Intermediate Municipal Income
Shares sold	129,031,799	129,841,748	$1,290,483,328	$1,313,525,308
Reinvestment of distributions	5,902,157	6,157,581	59,596,949	62,197,583
Shares redeemed	(123,187,423)	(164,806,055)	(1,235,267,831)	(1,663,264,988)
Net increase (decrease)	11,746,533	(28,806,726)	$114,812,446	$(287,542,097)
Class I
Shares sold	120,285,602	62,356,967	$1,214,126,838	$631,024,339
Reinvestment of distributions	5,637,811	3,908,442	57,035,260	39,536,279
Shares redeemed	(58,807,870)	(48,981,004)	(591,643,415)	(495,193,294)
Net increase (decrease)	67,115,543	17,284,405	$679,518,683	$175,367,324
Class Z
Shares sold	203,168,236	228,173,787	$2,049,244,417	$2,307,962,228
Reinvestment of distributions	12,871,800	9,858,164	130,304,164	99,781,299
Shares redeemed	(135,747,699)	(152,583,571)	(1,365,762,430)	(1,544,546,658)
Net increase (decrease)	80,292,337	85,448,380	$813,786,151	$863,196,869
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Intermediate Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Municipal Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 18.76% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by indvidual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also considered the income-based component of the fund's management fee. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.68%, 0.65%, 1.43%, 0.44%, 0.31%, and 0.37% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540000.128
LIM-ANN-0226
Fidelity Advisor® Multi-Asset Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Multi-Asset Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 1.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (n)(o) (Cost $55,379,138)	5,674,628	52,691,188

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.5844% 10/20/2037 (f)(h)(j)	250,000	252,894
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (f)(h)(j)	747,000	749,488
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (f)(h)(j)	399,000	400,512
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (f)(h)(j)	395,000	395,104
TOTAL BAILIWICK OF JERSEY		1,797,998
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.4045% 4/15/2037 (f)(h)(j)	258,000	259,143
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (f)(h)(j)	402,000	412,508
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (f)(h)(j)	238,000	236,392
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(h)(j)	1,000,000	1,016,198
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (f)(h)(j)	246,000	246,189
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (f)(j)	500,000	491,594
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (f)(h)(j)	500,000	505,130
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.5545% 4/15/2038 (f)(h)(j)	337,000	338,675
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (f)(h)(j)	360,000	361,081
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (f)(h)(j)	190,000	190,778
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (f)(h)(j)	227,000	229,301
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (f)(h)(j)	323,000	326,131
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (f)(h)(j)	493,000	506,011
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (f)(h)(j)	206,000	206,063
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (f)(h)(j)	1,072,000	1,078,461
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (f)(h)(j)	223,000	223,737
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (f)(h)(j)	342,000	344,406
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 9.858% 10/25/2034 (f)(h)(j)	363,000	360,642
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (j)	1,000,000	1,022,357
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (f)(h)(j)	189,000	191,441
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (f)(h)(j)	225,000	226,680
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (f)(h)(j)	261,000	262,082
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.6344% 4/20/2037 (f)(h)(j)	341,000	343,589
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (f)(h)(j)	1,000,000	1,001,542
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (f)(h)(j)	420,000	423,539
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (f)(h)(j)	154,000	152,356
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (f)(h)(j)	1,000,000	1,011,720
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (f)(h)(j)	526,000	522,483
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (f)(h)(j)	138,000	137,709
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (f)(h)(j)	395,000	403,446
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,031,384
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.0545% 10/15/2037 (f)(h)(j)	250,000	253,808
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (f)(h)(j)	181,000	183,430
TOTAL UNITED STATES		437,238
TOTAL ASSET-BACKED SECURITIES (Cost $15,156,650)		15,266,620

Bank Loan Obligations - 7.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 5.0625%, 9.0483% 10/30/2028 (f)(g)(h)	1,847,366	1,821,964
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (f)(g)(h)	1,843,537	1,840,846

TOTAL FRANCE		3,662,810
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	1,750,000	1,734,688
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 12/2/2031 (f)(g)(h)	4,449,887	4,380,914
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 7/18/2030 (f)(g)(h)	2,738,463	2,732,466
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	6,808,301	6,828,181
TOTAL UNITED KINGDOM		13,941,561
UNITED STATES - 7.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (f)(g)(h)	7,543,747	7,492,374
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 10/6/2032 (f)(g)(h)	4,500,000	4,511,250
TOTAL COMMUNICATION SERVICES		12,003,624
Consumer Discretionary - 1.8%
Broadline Retail - 1.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (f)(g)(h)	42,405,743	42,617,772
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	10,266,216	7,892,154
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (f)(g)(h)	4,416,547	4,414,294
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (f)(g)(h)	2,188,889	2,049,566
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (f)(g)(h)	2,237,519	2,151,129
		4,200,695
TOTAL CONSUMER DISCRETIONARY		59,124,915
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	2,992,500	2,917,687
Food Products - 0.1%
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 7/12/2032 (f)(g)(h)	2,997,488	3,010,617
TOTAL CONSUMER STAPLES		5,928,304
Health Care - 0.6%
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (f)(g)(h)	19,591,550	19,094,512
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5661% 11/23/2028 (e)(f)(g)(h)	1,838,250	1,838,250
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.0661% 11/23/2029 (e)(f)(g)(h)	655,000	655,000
TOTAL INDUSTRIALS		2,493,250
Information Technology - 3.8%
IT Services - 2.8%
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	54,210,000	53,977,439
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	35,612,639	34,951,312
		88,928,751
Software - 1.0%
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	14,545,853	15,251,908
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.8454% 6/28/2030 (f)(g)(h)	19,966,446	19,677,731
		34,929,639
TOTAL INFORMATION TECHNOLOGY		123,858,390
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 3/29/2030 (f)(g)(h)	3,434,375	3,451,547
TOTAL UNITED STATES		225,954,542
TOTAL BANK LOAN OBLIGATIONS (Cost $244,533,507)		245,293,601

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 2.918% 12/15/2053 (e)(f)(j) (Cost $178,552)	200,000	103,945

Common Stocks - 47.8%
	Shares	Value ($)
CANADA - 5.9%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.3%
Pizza Pizza Royalty Corp (b)	848,200	9,646,572
Restaurant Brands International Inc	1,054	71,922
		9,718,494
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (c)	96,100	8,216,339
Groupe Dynamite Inc Subordinate Voting Shares (b)	128,900	7,763,770
KITS Eyecare Ltd (c)	208,600	2,785,791
		18,765,900
TOTAL CONSUMER DISCRETIONARY		28,484,394
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	930	50,790
Metro Inc/CN	749	53,910
TOTAL CONSUMER STAPLES		104,700
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd	1,860	63,001
Imperial Oil Ltd	969	83,716
Pembina Pipeline Corp (b)	209,093	7,965,810
TOTAL ENERGY		8,112,527
Financials - 0.3%
Banks - 0.3%
Toronto Dominion Bank	91,100	8,585,987
Industrials - 0.2%
Machinery - 0.2%
ATS Corp (c)	267,000	7,355,120
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA (United States) (d)	47,000	7,967,910
Almonty Industries Inc (United States) (b)(c)	2,480,800	21,855,848
TOTAL MATERIALS		29,823,758
Utilities - 3.3%
Gas Utilities - 0.3%
AltaGas Ltd (b)	266,200	8,116,623
Independent Power and Renewable Electricity Producers - 3.0%
Capital Power Corp (b)	493,300	21,043,106
TransAlta Corp	5,910,961	74,761,782
		95,804,888
TOTAL UTILITIES		103,921,511
TOTAL CANADA		186,387,997
FRANCE - 0.6%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	908,917	16,759,419
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Sequans Communications SA ADR (b)(c)	482,296	2,165,509
TOTAL FRANCE		18,924,928
GERMANY - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	185	51,814
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	538	54,614
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,024	63,340
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	2,133	178,693
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	91,954	4,674,022
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	482	104,623
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (c)	171,611	7,976,479
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	634	192,666
UNITED KINGDOM - 1.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC	573	37,438
Tobacco - 0.0%
Imperial Brands PLC	529	22,213
TOTAL CONSUMER STAPLES		59,651
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	86,332	15,976,544
Industrials - 0.8%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	6,107	94,449
Commercial Services & Supplies - 0.8%
Serco Group PLC	6,430,300	24,200,282
TOTAL INDUSTRIALS		24,294,731
TOTAL UNITED KINGDOM		40,330,926
UNITED STATES - 39.5%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,210	79,736
Verizon Communications Inc	2,027	82,560
		162,296
Entertainment - 0.4%
Walt Disney Co/The	1,130	128,560
Warner Bros Discovery Inc (c)	475,200	13,695,264
		13,823,824
Interactive Media & Services - 3.2%
Alphabet Inc Class A (d)	260,600	81,567,800
Meta Platforms Inc Class A	31,373	20,709,004
		102,276,804
Media - 0.2%
Comcast Corp Class A	2,437	72,842
Gray Media Inc (b)	1,014,332	4,909,367
		4,982,209
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	566	114,920
TOTAL COMMUNICATION SERVICES		121,360,053
Consumer Discretionary - 5.5%
Automobile Components - 0.2%
American Axle & Manufacturing Holdings Inc (b)(c)	1,166,055	7,474,413
Automobiles - 0.9%
Tesla Inc (c)	62,900	28,287,388
Broadline Retail - 1.8%
Amazon.com Inc (c)(d)	242,488	55,971,080
Diversified Consumer Services - 0.0%
H&R Block Inc	779	33,949
Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store Inc (b)	184,400	4,683,760
McDonald's Corp	421	128,670
Monarch Casino & Resort Inc	38,100	3,646,170
Sharplink Gaming Inc (b)(c)	5,726,863	51,198,155
Starbucks Corp	536	45,137
		59,701,892
Household Durables - 0.2%
SharkNinja Inc (c)	69,900	7,821,810
Specialty Retail - 0.5%
Burlington Stores Inc (c)	226	65,280
Dick's Sporting Goods Inc	278	55,036
Gap Inc/The	275,800	7,060,480
Lowe's Cos Inc	557	134,326
Sleep Number Corp (b)(c)	879,138	7,437,507
Sportsman's Warehouse Holdings Inc (c)	1,914,598	2,795,313
TJX Cos Inc/The	841	129,186
		17,677,128
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	3,966
NIKE Inc Class B	599	38,162
Tapestry Inc	744	95,062
		137,190
TOTAL CONSUMER DISCRETIONARY		177,104,850
Consumer Staples - 1.0%
Beverages - 0.5%
Coca-Cola Co/The	1,746	122,063
Constellation Brands Inc Class A	56,300	7,767,148
Keurig Dr Pepper Inc	3,000	84,030
PepsiCo Inc	55,400	7,951,008
		15,924,249
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc Class A	908	15,590
BJ's Wholesale Club Holdings Inc (c)	719	64,732
Costco Wholesale Corp	12	10,348
Target Corp	767	74,974
Walmart Inc	1,932	215,244
		380,888
Food Products - 0.3%
Flowers Foods Inc (b)	775,035	8,432,381
JM Smucker Co	279	27,289
Mondelez International Inc	751	40,426
		8,500,096
Household Products - 0.2%
Clorox Co/The	80,900	8,157,147
Procter & Gamble Co/The	1,276	182,864
		8,340,011
Personal Care Products - 0.0%
Kenvue Inc	1,867	32,206
TOTAL CONSUMER STAPLES		33,177,450
Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Antero Resources Corp (c)	236,700	8,156,682
Cheniere Energy Inc	39,500	7,678,405
Chevron Corp	231	35,207
DHT Holdings Inc	6,376,889	77,861,816
Diamondback Energy Inc	54,400	8,177,952
Energy Transfer LP	471,816	7,780,246
Enterprise Products Partners LP	1,731	55,496
Exxon Mobil Corp	135,418	16,296,202
Hess Midstream LP Class A	349,600	12,061,200
International Seaways Inc (b)	1,546,977	75,105,733
Kinder Morgan Inc	304,200	8,362,458
Phillips 66	232	29,937
Shell PLC	1,895	69,835
Shell PLC ADR	110,700	8,134,236
Valero Energy Corp	186	30,279
TOTAL ENERGY		229,835,684
Financials - 3.1%
Banks - 1.5%
Bank of America Corp	279,938	15,396,590
Huntington Bancshares Inc/OH	5,092	88,346
JPMorgan Chase & Co	52,528	16,925,572
M&T Bank Corp	542	109,202
PNC Financial Services Group Inc/The	764	159,470
US Bancorp	1,657	88,418
Wells Fargo & Co	159,236	14,840,795
		47,608,393
Capital Markets - 1.6%
Bank of New York Mellon Corp/The	137,200	15,927,548
Blackrock Inc	14,386	15,397,911
Charles Schwab Corp/The	87,125	8,704,659
Morgan Stanley	45,600	8,095,368
Strive Inc Class A (b)(c)	5,275,517	3,893,332
		52,018,818
Consumer Finance - 0.0%
Capital One Financial Corp	429	103,971
Financial Services - 0.0%
Apollo Global Management Inc	397	57,470
Visa Inc Class A	166	58,218
		115,688
Insurance - 0.0%
American Financial Group Inc/OH	576	78,728
Chubb Ltd	588	183,527
Hartford Insurance Group Inc/The	900	124,020
Marsh & McLennan Cos Inc	470	87,194
Travelers Companies Inc/The	454	131,687
		605,156
TOTAL FINANCIALS		100,452,026
Health Care - 7.1%
Biotechnology - 2.3%
AbbVie Inc	71,784	16,401,926
Biogen Inc (c)	84,900	14,941,551
Cogent Biosciences Inc (c)	173,200	6,152,064
Gilead Sciences Inc	121,145	14,869,337
Moderna Inc (c)	507,900	14,977,971
Vaxcyte Inc (c)	158,400	7,308,576
		74,651,425
Health Care Equipment & Supplies - 0.7%
Bausch + Lomb Corp (United States) (c)	478,942	8,180,329
Baxter International Inc	403,400	7,708,974
Boston Scientific Corp (c)	76,700	7,313,345
		23,202,648
Health Care Providers & Services - 0.4%
Cigna Group/The	173	47,615
LifeStance Health Group Inc (c)	685,200	4,823,808
UnitedHealth Group Inc	22,619	7,466,758
		12,338,181
Life Sciences Tools & Services - 0.0%
Danaher Corp	478	109,424
Pharmaceuticals - 3.7%
Eli Lilly & Co	26,292	28,255,488
GSK PLC	3,422	83,898
GSK PLC ADR	336,500	16,501,960
Johnson & Johnson	77,952	16,132,166
Merck & Co Inc	165,515	17,422,109
Pfizer Inc	601,000	14,964,900
Roche Holding AG non-voting shares	40,000	16,518,811
Royalty Pharma PLC Class A	201,691	7,793,340
		117,672,672
TOTAL HEALTH CARE		227,974,350
Industrials - 4.3%
Aerospace & Defense - 1.4%
BWX Technologies Inc (d)	24,800	4,286,432
Byrna Technologies Inc (b)(c)	922,046	15,481,152
GE Aerospace	394	121,364
General Dynamics Corp	263	88,542
Huntington Ingalls Industries Inc	235	79,916
Northrop Grumman Corp	147	83,821
Rocket Lab Corp	246,500	17,195,840
RTX Corp (d)	36,300	6,657,420
		43,994,487
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	102,900	10,206,651
Building Products - 0.0%
Johnson Controls International plc	866	103,703
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	554	23,798
HNI Corp	111,800	4,700,073
Veralto Corp	272	27,140
Vestis Corp	44	292
		4,751,303
Electrical Equipment - 0.2%
AMETEK Inc	374	76,786
GE Vernova Inc (d)	10,535	6,885,360
		6,962,146
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings Inc	304,700	15,929,716
Norfolk Southern Corp	373	107,693
		16,037,409
Machinery - 0.6%
Crane Co	412	75,985
ITT Inc	936	162,405
Kennametal Inc (b)	661,737	18,799,949
		19,038,339
Passenger Airlines - 0.5%
Delta Air Lines Inc	221,600	15,379,040
Professional Services - 0.7%
Amentum Holdings Inc (c)	275,800	7,998,200
FTI Consulting Inc (c)	46,700	7,977,761
KBR Inc	468	18,814
Parsons Corp (c)	124,400	7,687,920
		23,682,695
Trading Companies & Distributors - 0.0%
Watsco Inc	175	58,965
TOTAL INDUSTRIALS		140,214,738
Information Technology - 6.0%
Communications Equipment - 0.2%
Cisco Systems Inc	102,525	7,897,501
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	605	28,477
Insight Enterprises Inc (c)	19,003	1,548,174
		1,576,651
IT Services - 0.3%
Accenture PLC Class A	30,170	8,094,611
Amdocs Ltd	742	59,738
GTT Communications Inc (c)(e)	1,508	51,257
IBM Corporation	236	69,906
		8,275,512
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices Inc	288	78,106
Broadcom Inc (d)	41,834	14,478,747
NVIDIA Corp (d)	238,200	44,424,300
		58,981,153
Software - 1.6%
Autodesk Inc (c)	25,800	7,637,058
BitMine Immersion Technologies Inc	524,600	14,242,890
Gen Digital Inc	1,218	33,117
Microsoft Corp	38,873	18,799,761
Zoom Communications Inc Class A (c)	128,818	11,115,705
		51,828,531
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc (d)	237,253	64,499,601
TOTAL INFORMATION TECHNOLOGY		193,058,949
Materials - 0.4%
Chemicals - 0.4%
Linde PLC	510	217,458
Mativ Holdings Inc	318,070	3,864,551
Scotts Miracle-Gro Co/The	147,557	8,609,951
		12,691,960
Containers & Packaging - 0.0%
Ball Corp	939	49,739
Crown Holdings Inc	540	55,604
		105,343
TOTAL MATERIALS		12,797,303
Real Estate - 0.6%
Retail REITs - 0.6%
Macerich Co/The	555,100	10,247,146
Tanger Inc	298,500	9,960,945
		20,208,091
Specialized REITs - 0.0%
American Tower Corp	269	47,228
Lamar Advertising Co Class A	807	102,150
Public Storage	318	82,521
		231,899
TOTAL REAL ESTATE		20,439,990
Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp (d)	22,901	8,090,237
Exelon Corp	848	36,964
FirstEnergy Corp	699	31,294
NextEra Energy Inc	1,823	146,350
PG&E Corp	2,084	33,490
Southern Co/The	1,021	89,031
		8,427,366
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	25,126
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp (d)	48,973	7,900,814
Multi-Utilities - 0.0%
Ameren Corp	386	38,546
CenterPoint Energy Inc	1,061	40,679
WEC Energy Group Inc	391	41,235
		120,460
TOTAL UTILITIES		16,473,766
TOTAL UNITED STATES		1,272,889,159
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (c)	382,827	10,264,131
TOTAL COMMON STOCKS (Cost $1,236,013,345)		1,542,093,392

Convertible Corporate Bonds - 8.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.8%
Communication Services - 2.8%
Media - 2.8%
Cardlytics Inc 4.25% 4/1/2029	8,078,000	3,150,420
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	26,436,000	88,296,240
TOTAL COMMUNICATION SERVICES		91,446,660
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (j)	8,840,000	6,644,144
DoorDash Inc 0% 5/15/2030 (j)(l)	10,645,000	11,118,703
TOTAL CONSUMER DISCRETIONARY		17,762,847
Health Care - 1.7%
Biotechnology - 1.0%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	3,250,000	4,778,475
Bridgebio Pharma Inc 2.5% 3/15/2027	4,800,000	9,052,800
Cytokinetics Inc 3.5% 7/1/2027	6,640,000	9,445,400
Travere Therapeutics Inc 2.25% 3/1/2029	6,550,000	9,314,100
		32,590,775
Health Care Equipment & Supplies - 0.4%
Alphatec Holdings Inc 0.75% 3/15/2030 (j)	4,050,000	6,195,285
Merit Medical Systems Inc 3% 2/1/2029 (j)	6,700,000	8,086,900
		14,282,185
Health Care Providers & Services - 0.3%
Guardant Health Inc 0% 5/15/2033 (j)(k)	7,365,000	8,073,881
TOTAL HEALTH CARE		54,946,841
Industrials - 0.6%
Aerospace & Defense - 0.2%
Rocket Lab USA Inc 4.25% 2/1/2029 (j)	439,000	5,961,532
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	7,090,000	6,859,575
Ground Transportation - 0.2%
Lyft Inc 0.625% 3/1/2029	6,475,000	7,783,598
TOTAL INDUSTRIALS		20,604,705
Information Technology - 2.6%
IT Services - 0.4%
DigitalOcean Holdings Inc 0% 8/15/2030 (j)(l)	9,357,000	13,235,476
Semiconductors & Semiconductor Equipment - 0.6%
MKS Inc 1.25% 6/1/2030	8,855,000	11,294,553
ON Semiconductor Corp 0% 5/1/2027 (l)	6,690,000	7,964,445
		19,258,998
Software - 1.1%
Strategy Inc 2.25% 6/15/2032	22,261,000	24,609,536
Unity Software Inc 0% 3/15/2030 (j)(k)	7,315,000	10,570,175
		35,179,711
Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 3.5% 6/1/2028	2,235,000	7,506,247
Western Digital Corp 3% 11/15/2028	1,670,000	7,654,946
		15,161,193
TOTAL INFORMATION TECHNOLOGY		82,835,378
Real Estate - 0.5%
Health Care REITs - 0.5%
Ventas Realty LP 3.75% 6/1/2026	5,375,000	7,589,500
Welltower OP LLC 2.75% 5/15/2028 (j)	3,750,000	7,344,374
TOTAL REAL ESTATE		14,933,874
TOTAL UNITED STATES		282,530,305
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $246,861,608)		282,530,305

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
UNITED STATES - 2.0%
Financials - 0.6%
Financial Services - 0.6%
Acrisure Holdings Inc Series A-2 (e)	103,820	2,828,056
Apollo Global Management Inc Series A, 6.75%	198,855	14,977,759
TOTAL FINANCIALS		17,805,815
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	17,049	6,191,856
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6%	592,621	41,157,529
TOTAL UNITED STATES		65,155,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $60,255,426)		65,155,200

Foreign Government and Government Agency Obligations - 2.3%
		Principal Amount (a)	Value ($)
BRAZIL - 2.3%
Brazilian Federative Republic 10% 1/1/2027 (Cost $72,141,449)	BRL	418,855,000	74,017,356

Non-Convertible Corporate Bonds - 3.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.4%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (j)(q)	8,015,000	1,784,299
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (j)	9,510,000	9,539,719
TOTAL BRAZIL		11,324,018
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (j)(p)	1,400,000	1,388,604
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc 7.5% 1/30/2030	1,500,000	1,525,853
UNITED STATES - 3.3%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 10.75% 11/30/2029	14,855,658	16,427,404
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)	4,530,000	4,614,161
Broadline Retail - 0.2%
Wayfair LLC 7.25% 10/31/2029 (j)	5,010,000	5,228,787
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	4,025,000	3,826,869
TOTAL CONSUMER DISCRETIONARY		13,669,817
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	3,265,000	3,427,267
Food Products - 0.1%
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	3,210,000	3,364,131
TOTAL CONSUMER STAPLES		6,791,398
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)	195,000	197,071
International Seaways Inc 7.125% 9/23/2030	1,375,000	1,367,079
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	7,835,000	8,060,233
TOTAL ENERGY		9,624,383
Financials - 0.4%
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (j)	2,635,000	2,602,861
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (j)	1,395,000	1,437,000
Panther Escrow Issuer LLC 7.125% 6/1/2031 (j)	7,220,000	7,481,711
TOTAL FINANCIALS		11,521,572
Health Care - 0.3%
Health Care Providers & Services - 0.1%
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	2,800,000	2,820,762
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (j)	6,220,000	6,468,905
TOTAL HEALTH CARE		9,289,667
Industrials - 0.5%
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)	3,665,000	3,818,391
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (j)	3,700,000	3,661,714
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	4,350,000	4,350,000
		8,011,714
Construction & Engineering - 0.1%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	1,615,000	1,624,109
Trading Companies & Distributors - 0.0%
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	1,535,000	1,591,370
TOTAL INDUSTRIALS		15,045,584
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(j)	1,397,012	1,515,758
Software - 0.5%
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	15,180,000	16,158,452
TOTAL INFORMATION TECHNOLOGY		17,674,210
Materials - 0.2%
Chemicals - 0.2%
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	6,445,000	6,134,903
TOTAL UNITED STATES		106,178,938
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $114,220,004)		120,417,413

Non-Convertible Preferred Stocks - 5.9%
	Shares	Value ($)
UNITED STATES - 5.9%
Information Technology - 5.9%
Software - 5.9%
Strategy Inc 11% (i)	971,222	95,952,363
Strategy Inc Series A, 10%	938,377	95,029,439

TOTAL UNITED STATES		190,981,802
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $183,551,401)		190,981,802

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 6.625% (f)(m)	4,558,000	4,648,975
Energy Transfer LP Series G, 7.125% (f)(m)	4,425,000	4,570,182
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (f)(h)(m)	4,525,000	4,586,418
TOTAL ENERGY		13,805,575
Financials - 0.0%
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(f)(m)	1,493,079	1,515,861
TOTAL UNITED STATES		15,321,436
TOTAL PREFERRED SECURITIES (Cost $13,337,942)		15,321,436

U.S. Treasury Obligations - 18.5%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.67 to 5.16	623,406,000	298,406,922
US Treasury Bonds 1.875% 2/15/2051	4.65 to 5.20	534,643,000	298,773,543
TOTAL U.S. TREASURY OBLIGATIONS (Cost $605,224,561)			597,180,465

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.79	17,077,711	17,081,126
Fidelity Securities Lending Cash Central Fund (s)(t)	3.77	131,502,840	131,515,990
TOTAL MONEY MARKET FUNDS (Cost $148,598,540)			148,597,116

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $2,995,452,123)	3,349,649,839
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(122,383,388)
NET ASSETS - 100.0%	3,227,266,451

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Agnico Eagle Mines Ltd/CA	Chicago Board Options Exchange	450	7,628,850	200.00	3/2026	(189,000)
Alphabet Inc Class A	Chicago Board Options Exchange	800	25,040,000	340.00	3/2026	(806,000)
Amazon.com Inc	Chicago Board Options Exchange	600	13,849,200	255.00	3/2026	(345,000)
Apple Inc	Chicago Board Options Exchange	1,300	35,341,800	295.00	3/2026	(471,250)
BWX Technologies Inc	Chicago Board Options Exchange	200	3,456,800	200.00	3/2026	(103,000)
Broadcom Inc	Chicago Board Options Exchange	300	10,383,000	390.00	3/2026	(467,250)
Constellation Energy Corp	Chicago Board Options Exchange	200	7,065,400	400.00	3/2026	(292,000)
GE Vernova Inc	Chicago Board Options Exchange	98	6,404,986	740.00	2/2026	(148,960)
NVIDIA Corp	Chicago Board Options Exchange	2,200	41,030,000	200.00	3/2026	(2,189,000)
RTX Corp	Chicago Board Options Exchange	300	5,502,000	195.00	3/2026	(118,800)
Vistra Corp	Chicago Board Options Exchange	400	6,453,200	200.00	3/2026	(154,000)

						(5,284,260)
TOTAL WRITTEN OPTIONS						(5,284,260)

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $162,155,236.
(e)	Level 3 security.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,399,235 or 5.7% of net assets.

(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,691,188 or 1.6% of net assets.

(o)	Affiliated fund.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,388,604 or 0.0% of net assets.

(q)	Non-income producing - Security is in default.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/2022 - 12/31/2025	55,932,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,101,300	1,238,256,444	1,252,273,223	1,173,234	(1,971)	(1,424)	17,081,126	17,077,711	0.0%
Fidelity Securities Lending Cash Central Fund	92,603,154	1,271,936,936	1,233,026,941	3,138,196	2,841	-	131,515,990	131,502,840	0.4%
Total	123,704,454	2,510,193,380	2,485,300,164	4,311,430	870	(1,424)	148,597,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,599,850	17,267,326	-	6,174,134	-	(1,622,796)	52,691,188	5,674,628
	37,599,850	17,267,326	-	6,174,134	-	(1,622,796)	52,691,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	52,691,188	-	52,691,188	-

Asset-Backed Securities	15,266,620	-	15,266,620	-

Bank Loan Obligations
Communication Services	20,047,348	-	20,047,348	-
Consumer Discretionary	61,857,381	-	61,857,381	-
Consumer Staples	5,928,304	-	5,928,304	-
Energy	6,828,181	-	6,828,181	-
Financials	1,734,688	-	1,734,688	-
Health Care	19,094,512	-	19,094,512	-
Industrials	2,493,250	-	-	2,493,250
Information Technology	123,858,390	-	123,858,390	-
Utilities	3,451,547	-	3,451,547	-

Commercial Mortgage Securities	103,945	-	-	103,945

Common Stocks
Communication Services	121,360,053	121,360,053	-	-
Consumer Discretionary	213,565,723	213,565,723	-	-
Consumer Staples	33,341,801	33,282,150	59,651	-
Energy	259,381,652	259,311,817	69,835	-
Financials	109,038,013	109,038,013	-	-
Health Care	243,950,894	211,371,641	32,579,253	-
Industrials	172,034,357	171,888,094	146,263	-
Information Technology	195,700,440	195,470,490	178,693	51,257
Materials	52,885,192	52,885,192	-	-
Real Estate	20,439,990	20,439,990	-	-
Utilities	120,395,277	120,395,277	-	-

Convertible Corporate Bonds
Communication Services	91,446,660	-	91,446,660	-
Consumer Discretionary	17,762,847	-	17,762,847	-
Health Care	54,946,841	-	54,946,841	-
Industrials	20,604,705	-	20,604,705	-
Information Technology	82,835,378	-	82,835,378	-
Real Estate	14,933,874	-	14,933,874	-

Convertible Preferred Stocks
Financials	17,805,815	-	14,977,759	2,828,056
Health Care	6,191,856	-	6,191,856	-
Industrials	41,157,529	-	41,157,529	-

Foreign Government and Government Agency Obligations	74,017,356	-	74,017,356	-

Non-Convertible Corporate Bonds
Communication Services	16,427,404	-	16,427,404	-
Consumer Discretionary	13,669,817	-	13,669,817	-
Consumer Staples	6,791,398	-	6,791,398	-
Energy	12,538,840	-	12,538,840	-
Financials	11,521,572	-	11,521,572	-
Health Care	9,289,667	-	9,289,667	-
Industrials	16,829,883	-	16,829,883	-
Information Technology	17,674,210	-	17,674,210	-
Materials	15,674,622	-	15,674,622	-

Non-Convertible Preferred Stocks
Information Technology	190,981,802	190,981,802	-	-

Preferred Securities
Energy	13,805,575	-	13,805,575	-
Financials	1,515,861	-	-	1,515,861

U.S. Treasury Obligations	597,180,465	-	597,180,465	-

Money Market Funds	148,597,116	148,597,116	-	-
Total Investments in Securities:	3,349,649,839	1,848,587,358	1,494,070,112	6,992,369
Derivative Instruments:

Liabilities
Written Options	(5,284,260)	(5,284,260)	-	-
Total Liabilities	(5,284,260)	(5,284,260)	-	-
Total Derivative Instruments:	(5,284,260)	(5,284,260)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(5,284,260)
Total Equity Risk	-	(5,284,260)
Total Value of Derivatives	-	(5,284,260)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $126,741,122) - See accompanying schedule:
Unaffiliated issuers (cost $2,791,474,445)	$3,148,361,535
Fidelity Central Funds (cost $148,598,540)	148,597,116
Other affiliated issuers (cost $55,379,138)	52,691,188

Total Investment in Securities (cost $2,995,452,123)		$3,349,649,839
Cash		55,890
Receivable for investments sold		8,770,949
Receivable for premium on written options		4,353,981
Receivable for fund shares sold		2,447,578
Dividends receivable		2,072,802
Interest receivable		16,531,565
Distributions receivable from Fidelity Central Funds		105,178
Prepaid expenses		2,102
Total assets		3,383,989,884
Liabilities
Payable to custodian bank	$762,796
Payable for investments purchased	13,792,986
Payable for fund shares redeemed	2,283,470
Distributions payable	983,977
Accrued management fee	1,733,152
Distribution and service plan fees payable	186,142
Written options, at value (premium received $4,353,981)	5,284,260
Other payables and accrued expenses	183,656
Collateral on securities loaned	131,512,994
Total liabilities		156,723,433
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,227,266,451
Net Assets consist of:
Paid in capital		$2,897,609,091
Total accumulated earnings (loss)		329,657,360
Net Assets		$3,227,266,451

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($327,136,035 ÷ 21,126,089 shares)(a)		$15.48
Maximum offering price per share (100/96.00 of $15.48)		$16.13
Class M :
Net Asset Value and redemption price per share ($39,043,368 ÷ 2,518,636 shares)(a)		$15.50
Maximum offering price per share (100/96.00 of $15.50)		$16.15
Class C :
Net Asset Value and offering price per share ($130,498,667 ÷ 8,442,942 shares)(a)		$15.46
Fidelity Multi-Asset Income Fund :
Net Asset Value, offering price and redemption price per share ($1,282,572,846 ÷ 82,790,168 shares)		$15.49
Class I :
Net Asset Value, offering price and redemption price per share ($883,145,471 ÷ 57,022,247 shares)		$15.49
Class Z :
Net Asset Value, offering price and redemption price per share ($564,870,064 ÷ 36,464,194 shares)		$15.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$41,828,694
Affiliated issuers		5,979,011
Interest		83,086,871
Income from Fidelity Central Funds (including $3,138,196 from security lending)		4,311,430
Total income		135,206,006
Expenses
Management fee	$19,682,258
Distribution and service plan fees	2,046,721
Custodian fees and expenses	97,837
Independent trustees' fees and expenses	7,202
Registration fees	233,814
Audit fees	86,385
Legal	10,127
Interest	12,066
Miscellaneous	9,867
Total expenses before reductions	22,186,277
Expense reductions	(382,931)
Total expenses after reductions		21,803,346
Net Investment income (loss)		113,402,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	129,415,367
Fidelity Central Funds	870
Foreign currency transactions	(279,947)
Written options	1,792,636
Capital gain distributions from underlying funds:
Affiliated issuers	195,123
Total net realized gain (loss)		131,124,049
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	136,779,984
Fidelity Central Funds	(1,424)
Other affiliated issuers	(1,622,796)
Assets and liabilities in foreign currencies	87,339
Written options	(922,917)
Total change in net unrealized appreciation (depreciation)		134,320,186
Net gain (loss)		265,444,235
Net increase (decrease) in net assets resulting from operations		$378,846,895
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,402,660	$96,821,167
Net realized gain (loss)	131,124,049	70,345,882
Change in net unrealized appreciation (depreciation)	134,320,186	71,786,217
Net increase (decrease) in net assets resulting from operations	378,846,895	238,953,266
Distributions to shareholders	(116,735,900)	(100,697,690)

Share transactions - net increase (decrease)	81,475,376	402,105,953
Total increase (decrease) in net assets	343,586,371	540,361,529

Net Assets
Beginning of period	2,883,680,080	2,343,318,551
End of period	$3,227,266,451	$2,883,680,080

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.35	$12.48	$14.97	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.529	.484	.527	.440	.339
Net realized and unrealized gain (loss)	1.378	.790	.874	(2.378)	1.923
Total from investment operations	1.907	1.274	1.401	(1.938)	2.262
Distributions from net investment income	(.547)	(.504)	(.531)	(.448)	(.407)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.547)	(.504)	(.531)	(.552)	(.442)
Net asset value, end of period	$15.48	$14.12	$13.35	$12.48	$14.97
Total Return C,D	13.76%	9.65%	11.43%	(13.08)%	17.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.98%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	.95%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions, if any	.95%	.96%	.99%	1.00%	1.01%
Net investment income (loss)	3.60%	3.47%	4.09%	3.34%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$327,136	$269,987	$217,454	$151,549	$132,537
Portfolio turnover rate G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.37	$12.50	$14.99	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.531	.486	.531	.444	.342
Net realized and unrealized gain (loss)	1.387	.780	.873	(2.379)	1.943
Total from investment operations	1.918	1.266	1.404	(1.935)	2.285
Distributions from net investment income	(.548)	(.506)	(.534)	(.451)	(.410)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.548)	(.506)	(.534)	(.555)	(.445)
Net asset value, end of period	$15.50	$14.13	$13.37	$12.50	$14.99
Total Return C,D	13.83%	9.58%	11.44%	(13.05)%	17.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.96%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.94%	.95%	.97%	.99%	.99%
Expenses net of all reductions, if any	.94%	.95%	.97%	.99%	.99%
Net investment income (loss)	3.60%	3.49%	4.11%	3.36%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$39,043	$31,131	$24,031	$18,176	$18,698
Portfolio turnover rate G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$13.33	$12.46	$14.94	$13.13
Income from Investment Operations
Net investment income (loss) A,B	.418	.379	.430	.341	.231
Net realized and unrealized gain (loss)	1.387	.779	.873	(2.368)	1.917
Total from investment operations	1.805	1.158	1.303	(2.027)	2.148
Distributions from net investment income	(.435)	(.398)	(.433)	(.349)	(.303)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.435)	(.398)	(.433)	(.453)	(.338)
Net asset value, end of period	$15.46	$14.09	$13.33	$12.46	$14.94
Total Return C,D	13.01%	8.76%	10.61%	(13.69)%	16.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.72%	1.75%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%	1.72%	1.74%	1.76%	1.76%
Expenses net of all reductions, if any	1.70%	1.71%	1.74%	1.75%	1.76%
Net investment income (loss)	2.85%	2.72%	3.34%	2.59%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$130,499	$116,372	$97,311	$66,028	$61,356
Portfolio turnover rate G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Multi-Asset Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.36	$12.49	$14.98	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.573	.524	.563	.480	.378
Net realized and unrealized gain (loss)	1.377	.790	.873	(2.381)	1.934
Total from investment operations	1.950	1.314	1.436	(1.901)	2.312
Distributions from net investment income	(.590)	(.544)	(.566)	(.485)	(.447)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.590)	(.544)	(.566)	(.589)	(.482)
Net asset value, end of period	$15.49	$14.13	$13.36	$12.49	$14.98
Total Return C	14.08%	9.96%	11.72%	(12.83)%	17.80%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.69%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.66%	.68%	.72%	.73%	.74%
Expenses net of all reductions, if any	.66%	.68%	.72%	.73%	.74%
Net investment income (loss)	3.89%	3.76%	4.36%	3.62%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,282,573	$1,208,234	$1,050,521	$912,819	$1,125,873
Portfolio turnover rate F	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.35	$12.48	$14.97	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.566	.519	.559	.474	.375
Net realized and unrealized gain (loss)	1.388	.789	.874	(2.379)	1.924
Total from investment operations	1.954	1.308	1.433	(1.905)	2.299
Distributions from net investment income	(.584)	(.538)	(.563)	(.481)	(.444)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.584)	(.538)	(.563)	(.585)	(.479)
Net asset value, end of period	$15.49	$14.12	$13.35	$12.48	$14.97
Total Return C	14.11%	9.92%	11.70%	(12.87)%	17.70%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.71%	.72%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.70%	.71%	.75%	.76%	.76%
Net investment income (loss)	3.85%	3.72%	4.33%	3.59%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$883,145	$831,384	$695,649	$429,436	$461,353
Portfolio turnover rate F	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.36	$12.49	$14.98	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.582	.532	.572	.480	.388
Net realized and unrealized gain (loss)	1.387	.781	.874	(2.372)	1.933
Total from investment operations	1.969	1.313	1.446	(1.892)	2.321
Distributions from net investment income	(.599)	(.553)	(.576)	(.494)	(.456)
Distributions from net realized gain	-	-	-	(.104)	(.035)
Total distributions	(.599)	(.553)	(.576)	(.598)	(.491)
Net asset value, end of period	$15.49	$14.12	$13.36	$12.49	$14.98
Total Return C	14.23%	9.95%	11.81%	(12.77)%	17.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.61%	.63%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.60%	.62%	.65%	.66%	.67%
Expenses net of all reductions, if any	.60%	.62%	.65%	.66%	.67%
Net investment income (loss)	3.95%	3.81%	4.43%	3.69%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$564,870	$426,573	$258,352	$159,796	$93,316
Portfolio turnover rate F	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.

4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$411,926,931
Gross unrealized depreciation	(72,856,211)
Net unrealized appreciation (depreciation)	$339,070,720
Tax Cost	$3,005,294,859

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(3,416,393)
Net unrealized appreciation (depreciation) on securities and other investments	$334,749,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,416,393)
Long-term	-
Total capital loss carryforward	$(3,416,393)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$116,735,900	$ 100,697,690

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Company LLC	4,549,981
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	6,094,644,572	6,109,026,642
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.69
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Multi-Asset Income Fund	.65
Class I	.69
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	736,423	66,170
Class M	- %	.25%	86,095	-
Class C	.75%	.25%	1,224,203	213,871
			2,046,721	280,041

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	82,216
Class M	9,867
Class C A	594
92,677

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	129,845

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Multi-Asset Income Fund	Borrower	6,740,600	4.30%	12,066

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	202,410,032	374,233,535	14,410,054

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	5,162

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	3,949
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Multi-Asset Income Fund	339,052	408	2,689,860

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	774,411
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $355,942.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $26,989.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$10,930,967	$8,837,227
Class M	1,280,284	992,558
Class C	3,628,029	3,117,778
Fidelity Multi-Asset Income Fund	47,775,285	44,870,989
Class I	33,164,698	29,620,822
Class Z	19,956,637	13,258,316
Total	$116,735,900	$100,697,690
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	5,083,805	6,157,962	$75,976,521	$85,865,888
Reinvestment of distributions	732,660	627,490	10,836,065	8,768,666
Shares redeemed	(3,812,610)	(3,949,475)	(56,062,830)	(54,858,340)
Net increase (decrease)	2,003,855	2,835,977	$30,749,756	$39,776,214
Class M
Shares sold	682,167	693,522	$10,061,136	$9,734,408
Reinvestment of distributions	82,132	68,120	1,216,548	953,033
Shares redeemed	(448,174)	(356,970)	(6,528,075)	(4,989,155)
Net increase (decrease)	316,125	404,672	$4,749,609	$5,698,286
Class C
Shares sold	1,566,447	2,216,487	$23,212,215	$30,790,724
Reinvestment of distributions	245,260	222,711	3,615,681	3,106,997
Shares redeemed	(1,626,089)	(1,483,360)	(23,808,875)	(20,650,017)
Net increase (decrease)	185,618	955,838	$3,019,021	$13,247,704
Fidelity Multi-Asset Income Fund
Shares sold	19,007,467	27,182,337	$284,538,242	$377,713,393
Reinvestment of distributions	2,743,424	2,725,929	40,537,531	38,094,104
Shares redeemed	(24,497,143)	(23,015,847)	(354,086,158)	(319,886,783)
Net increase (decrease)	(2,746,252)	6,892,419	$(29,010,385)	$95,920,714
Class I
Shares sold	16,569,849	23,015,968	$244,663,019	$319,659,694
Reinvestment of distributions	2,204,752	2,078,921	32,556,478	29,050,042
Shares redeemed	(20,625,700)	(18,312,883)	(298,709,383)	(254,160,957)
Net increase (decrease)	(1,851,099)	6,782,006	$(21,489,886)	$94,548,779
Class Z
Shares sold	14,766,983	18,235,602	$217,338,577	$255,816,702
Reinvestment of distributions	1,113,898	789,543	16,503,287	11,067,691
Shares redeemed	(9,617,449)	(8,165,855)	(140,384,603)	(113,970,137)
Net increase (decrease)	6,263,432	10,859,290	$93,457,261	$152,914,256
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Advisor Multi-Asset Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Multi-Asset Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 16.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $61,212,174 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $81,445,980 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2025	12%	12%	17%	11%	11%	11%
February 2025	12%	12%	15%	11%	11%	11%
March 2025	12%	12%	14%	11%	11%	11%
April 2025	12%	12%	15%	11%	11%	11%
May 2025	11%	11%	13%	11%	11%	11%
June 2025	12%	12%	14%	11%	11%	11%
July 2025	12%	12%	16%	11%	11%	11%
August 2025	12%	12%	14%	11%	11%	11%
September 2025	11%	11%	14%	11%	11%	11%
October 2025	12%	12%	15%	11%	11%	11%
November 2025	12%	12%	15%	11%	11%	11%
December 2025	12%	12%	15%	11%	11%	11%
A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2025	23.65%	23.38%	33.84%	20.83%	21.16%	20.81%
February 2025	23.16%	22.98%	30.14%	21.34%	21.34%	20.74%
March 2025	22.72%	22.93%	27.55%	21.08%	21.47%	20.77%
April 2025	23.00%	22.95%	29.59%	21.18%	21.18%	21.11%
May 2025	22.46%	22.41%	26.04%	21.17%	21.38%	21.10%
June 2025	22.70%	22.70%	27.84%	21.15%	21.25%	20.92%
July 2025	23.16%	23.01%	31.03%	20.97%	21.18%	20.84%
August 2025	22.76%	22.87%	28.25%	21.03%	21.24%	21.15%
September 2025	22.59%	22.47%	26.84%	21.22%	21.37%	20.81%
October 2025	22.98%	23.10%	29.81%	21.07%	21.18%	20.84%
November 2025	22.96%	22.91%	29.32%	21.03%	21.26%	20.89%
December 2025	22.78%	22.92%	28.94%	21.07%	21.39%	20.77%

A percentage of the dividends distributed during the fiscal year qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2025	0.94%	0.93%	1.35%	0.83%	0.85%	0.83%
February 2025	0.93%	0.92%	1.20%	0.85%	0.85%	0.83%
March 2025	0.91%	0.92%	1.10%	0.84%	0.86%	0.83%
April 2025	0.92%	0.92%	1.18%	0.85%	0.85%	0.84%
May 2025	0.90%	0.90%	1.04%	0.85%	0.85%	0.84%
June 2025	0.91%	0.91%	1.11%	0.85%	0.85%	0.84%
July 2025	0.93%	0.92%	1.24%	0.84%	0.85%	0.83%
August 2025	0.91%	0.91%	1.13%	0.84%	0.85%	0.85%
September 2025	0.90%	0.90%	1.07%	0.85%	0.85%	0.83%
October 2025	0.92%	0.92%	1.19%	0.84%	0.85%	0.83%
November 2025	0.92%	0.92%	1.17%	0.84%	0.85%	0.84%
December 2025	0.91%	0.92%	1.16%	0.84%	0.86%	0.83%

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Multi-Asset Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-size peer group for 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board noted that, although total expenses ranked above the asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive. The Board also noted that the fund invests in a business development company managed by Fidelity, which accounts for the fund's higher acquired fund fees and expenses. The Board further noted that the fund's fixed income holdings are primarily in high yield securities where a majority of the total peer group is invested in investment grade securities.
The Board considered information about the reasons that Class M of the fund was in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of the fund ranked in the 4th quartile of the total peer group. The Board noted that Class M has a 0.50% 12b‑1 fee, which is comparable to competing Class R shares (which typically have no sales loads but charge higher 12b-1 fees) that are designed specifically for retirement plans. The Board further noted that Lipper classifies Class R shares as institutional load as they do not have sales loads, and thus they are not included in the same total peer group as the Class M shares in the competitive comparisons.
The Board also considered that the total expenses for Class C of the fund ranked in the 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.10%, 1.10%, 1.85%, 0.85%, 0.76%, and 0.85% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9865887.110
AMAI-ANN-0226
Fidelity® Series International Developed Markets Bond Index Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Developed Markets Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 97.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.8%
Australian Commonwealth 1% 11/21/2031 (c)	AUD	108,757,000	59,879,114
Australian Commonwealth 1% 12/21/2030 (c)	AUD	78,512,000	44,738,504
Australian Commonwealth 1.25% 5/21/2032	AUD	63,500,000	34,905,708
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	10,645,934
Australian Commonwealth 1.75% 6/21/2051 (c)	AUD	28,212,000	9,626,387
Australian Commonwealth 2.5% 5/21/2030	AUD	64,800,000	40,245,289
Australian Commonwealth 2.75% 11/21/2027 (c)	AUD	131,951,000	85,991,672
Australian Commonwealth 2.75% 11/21/2028 (c)	AUD	40,367,000	25,929,247
Australian Commonwealth 2.75% 11/21/2029 (c)	AUD	137,813,000	87,188,932
Australian Commonwealth 2.75% 5/21/2041 (c)	AUD	35,678,000	18,096,335
Australian Commonwealth 2.75% 6/21/2035 (c)	AUD	111,000,000	62,950,398
Australian Commonwealth 3% 11/21/2033 (c)	AUD	34,500,000	20,610,474
Australian Commonwealth 3% 3/21/2047 (c)	AUD	24,400,000	11,742,242
Australian Commonwealth 3.25% 4/21/2029 (c)	AUD	64,300,000	41,685,507
Australian Commonwealth 3.5% 12/21/2034 (c)	AUD	88,000,000	53,643,996
Australian Commonwealth 3.75% 4/21/2037 (c)	AUD	29,572,000	17,895,189
Australian Commonwealth 3.75% 5/21/2034 (c)	AUD	39,600,000	24,798,096
Australian Commonwealth 4.25% 12/21/2035 (c)	AUD	29,900,000	19,170,580
Australian Commonwealth 4.25% 6/21/2034 (c)	AUD	12,800,000	8,307,258
Australian Commonwealth 4.5% 4/21/2033 (c)	AUD	72,521,000	48,279,285
Australian Commonwealth 4.75% 4/21/2027 (c)	AUD	31,200,000	21,013,709
Australian Commonwealth 4.75% 6/21/2054 (c)	AUD	15,800,000	9,809,942
TOTAL AUSTRALIA			757,153,798
AUSTRIA - 4.6%
Austrian Republic 0% 10/20/2028 (c)(d)	EUR	8,400,000	9,271,423
Austrian Republic 0% 10/20/2040 (c)(d)	EUR	46,009,000	32,333,348
Austrian Republic 0% 2/20/2030 (c)(d)	EUR	86,862,000	92,169,662
Austrian Republic 0% 2/20/2031 (c)(d)	EUR	50,203,000	51,578,316
Austrian Republic 0.25% 10/20/2036 (c)(d)	EUR	24,709,000	21,186,718
Austrian Republic 0.5% 2/20/2029 (c)(d)	EUR	63,200,000	70,167,220
Austrian Republic 0.5% 4/20/2027 (c)(d)	EUR	58,716,000	67,663,970
Austrian Republic 0.7% 4/20/2071 (c)(d)	EUR	2,400,000	963,857
Austrian Republic 0.75% 2/20/2028 (c)(d)	EUR	19,197,000	21,902,117
Austrian Republic 0.75% 3/20/2051 (c)(d)	EUR	36,477,000	21,966,819
Austrian Republic 0.85% 6/30/2120 (c)(d)	EUR	32,016,000	11,263,463
Austrian Republic 0.9% 2/20/2032 (c)(d)	EUR	12,330,000	12,971,569
Austrian Republic 1.5% 11/2/2086 (c)(d)	EUR	16,500,000	8,928,843
Austrian Republic 2.1% 9/20/2117 (c)(d)	EUR	6,220,000	4,180,618
Austrian Republic 2.8% 9/20/2032 (c)(d)	EUR	16,700,000	19,596,068
Austrian Republic 2.9% 2/20/2033 (c)(d)	EUR	32,600,000	38,373,585
Austrian Republic 2.9% 2/20/2034 (c)(d)	EUR	77,000,000	89,824,617
Austrian Republic 2.9% 5/23/2029 (c)(d)	EUR	9,400,000	11,242,056
Austrian Republic 2.95% 2/20/2035 (c)(d)	EUR	26,100,000	30,313,420
Austrian Republic 3.15% 10/20/2053 (c)(d)	EUR	18,500,000	19,236,723
Austrian Republic 3.15% 6/20/2044 (c)(d)	EUR	49,780,000	54,740,690
Austrian Republic 3.8% 1/26/2062 (c)(d)	EUR	12,165,000	14,155,561
Austrian Republic 4.15% 3/15/2037 (c)(d)	EUR	16,199,000	20,616,342
TOTAL AUSTRIA			724,647,005
BELGIUM - 4.6%
Kingdom of Belgium 0% 10/22/2027 (c)(d)	EUR	59,128,000	66,859,832
Kingdom of Belgium 0% 10/22/2031 (c)(d)	EUR	54,206,000	54,187,373
Kingdom of Belgium 0.1% 6/22/2030 (c)(d)	EUR	21,700,000	22,812,834
Kingdom of Belgium 0.35% 6/22/2032 (c)(d)	EUR	51,290,000	51,195,136
Kingdom of Belgium 0.4% 6/22/2040 (c)(d)	EUR	18,700,000	13,723,422
Kingdom of Belgium 0.65% 6/22/2071 (c)(d)	EUR	53,103,000	17,759,621
Kingdom of Belgium 0.8% 6/22/2027 (c)(d)	EUR	6,886,000	7,942,910
Kingdom of Belgium 0.8% 6/22/2028 (c)(d)	EUR	29,386,000	33,325,569
Kingdom of Belgium 0.9% 6/22/2029 (c)(d)	EUR	33,476,000	37,323,469
Kingdom of Belgium 1% 6/22/2031 (c)(d)	EUR	19,681,000	21,035,614
Kingdom of Belgium 1.4% 6/22/2053 (c)(d)	EUR	31,810,000	20,142,619
Kingdom of Belgium 1.6% 6/22/2047 (c)(d)	EUR	9,816,000	7,443,405
Kingdom of Belgium 1.7% 6/22/2050 (c)(d)	EUR	16,649,000	12,167,449
Kingdom of Belgium 1.9% 6/22/2038 (c)(d)	EUR	7,550,000	7,342,599
Kingdom of Belgium 2.15% 6/22/2066 (c)(d)	EUR	9,430,000	6,433,778
Kingdom of Belgium 2.7% 10/22/2029 (c)(d)	EUR	34,700,000	41,024,117
Kingdom of Belgium 2.85% 10/22/2034 (c)(d)	EUR	63,200,000	71,916,119
Kingdom of Belgium 3% 6/22/2033 (c)(d)	EUR	19,500,000	22,815,110
Kingdom of Belgium 3.1% 6/22/2035 (c)(d)	EUR	30,500,000	35,132,290
Kingdom of Belgium 3.3% 6/22/2054 (c)(d)	EUR	5,200,000	5,120,135
Kingdom of Belgium 3.45% 6/22/2043 (c)(d)	EUR	1,700,000	1,867,632
Kingdom of Belgium 3.5% 6/22/2055 (c)(d)	EUR	4,500,000	4,564,372
Kingdom of Belgium 3.75% 6/22/2045 (c)	EUR	33,738,000	38,270,702
Kingdom of Belgium 4.25% 3/28/2041 (c)(d)	EUR	44,660,000	54,961,435
Kingdom of Belgium 5% 3/28/2035 (c)(d)	EUR	46,949,000	62,608,672
TOTAL BELGIUM			717,976,214
CANADA - 4.6%
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	41,203,850
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,508,670
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	21,915,639
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,239,162
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	36,277,585
Canadian Government 1.75% 12/1/2053 (b)	CAD	46,000,000	21,516,773
Canadian Government 2% 12/1/2051	CAD	59,969,000	30,499,769
Canadian Government 2% 6/1/2032	CAD	12,000,000	8,159,324
Canadian Government 2.25% 6/1/2029	CAD	700,000	501,150
Canadian Government 2.5% 11/1/2027	CAD	64,600,000	46,977,042
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	17,228,784
Canadian Government 2.5% 8/1/2027	CAD	43,500,000	31,667,109
Canadian Government 2.75% 12/1/2055	CAD	6,600,000	3,872,628
Canadian Government 2.75% 12/1/2064	CAD	39,400,000	22,391,971
Canadian Government 2.75% 3/1/2030	CAD	19,500,000	14,123,286
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,937,535
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	3,069,025
Canadian Government 2.75% 9/1/2030	CAD	63,400,000	45,766,282
Canadian Government 3% 6/1/2034	CAD	74,800,000	53,258,675
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	24,520,388
Canadian Government 3.25% 12/1/2034	CAD	42,800,000	30,950,420
Canadian Government 3.25% 12/1/2035	CAD	9,700,000	6,964,111
Canadian Government 3.25% 6/1/2035	CAD	64,400,000	46,409,322
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	5,998,181
Canadian Government 3.5% 12/1/2057	CAD	6,500,000	4,432,506
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	42,789,770
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	76,394,079
Canadian Government 4% 3/1/2029	CAD	44,500,000	33,618,135
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,701,253
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,223,052
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,551,309
TOTAL CANADA			724,666,785
CYPRUS - 0.3%
Cyprus Government Bond 0% 2/9/2026 (c)	EUR	5,219,000	6,097,550
Cyprus Government Bond 0.625% 1/21/2030 (c)	EUR	10,782,000	11,739,537
Cyprus Government Bond 0.95% 1/20/2032 (c)	EUR	1,900,000	1,994,577
Cyprus Government Bond 1.25% 1/21/2040 (c)	EUR	7,274,000	6,347,148
Cyprus Government Bond 2.25% 4/16/2050 (c)	EUR	3,919,000	3,417,016
Cyprus Government Bond 2.375% 9/25/2028 (c)	EUR	2,600,000	3,057,521
Cyprus Government Bond 2.75% 2/26/2034 (c)	EUR	4,289,000	4,923,293
Cyprus Government Bond 3.25% 6/27/2031 (c)	EUR	4,500,000	5,405,353
TOTAL CYPRUS			42,981,995
DENMARK - 1.8%
Danish Kingdom 0% 11/15/2031	DKK	124,327,000	17,074,777
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,732,375
Danish Kingdom 0.25% 11/15/2052	DKK	233,950,000	17,880,050
Danish Kingdom 0.5% 11/15/2027	DKK	335,487,000	51,514,448
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	30,503,286
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	14,414,469
Danish Kingdom 2.25% 11/15/2033	DKK	384,500,000	59,087,523
Danish Kingdom 2.25% 11/15/2035	DKK	169,800,000	25,565,177
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	57,483,793
TOTAL DENMARK			275,255,898
ESTONIA - 0.1%
Estonia Government International Bond 0.125% 6/10/2030 (c)	EUR	2,467,000	2,557,806
Estonia Government International Bond 3.25% 1/17/2034 (c)	EUR	2,200,000	2,560,516
Estonia Government International Bond 4% 10/12/2032 (c)	EUR	6,500,000	7,984,457
TOTAL ESTONIA			13,102,779
FINLAND - 3.6%
Finnish Government 0% 9/15/2026 (c)(d)	EUR	12,240,000	14,189,470
Finnish Government 0% 9/15/2030 (c)(d)	EUR	63,005,000	65,586,823
Finnish Government 0.125% 4/15/2036 (c)(d)	EUR	23,991,000	20,513,497
Finnish Government 0.125% 4/15/2052 (c)(d)	EUR	25,200,000	11,585,700
Finnish Government 0.125% 9/15/2031 (c)(d)	EUR	28,767,000	29,171,332
Finnish Government 0.25% 9/15/2040 (c)(d)	EUR	22,189,000	16,308,773
Finnish Government 0.5% 4/15/2043 (c)(d)	EUR	76,170,000	53,516,381
Finnish Government 0.5% 9/15/2027 (c)(d)	EUR	50,808,000	58,080,088
Finnish Government 0.5% 9/15/2028 (c)(d)	EUR	7,879,000	8,829,579
Finnish Government 0.5% 9/15/2029 (c)(d)	EUR	21,445,000	23,485,190
Finnish Government 1.125% 4/15/2034 (c)(d)	EUR	2,320,000	2,349,362
Finnish Government 1.375% 4/15/2027 (c)(d)	EUR	8,500,000	9,903,070
Finnish Government 1.5% 9/15/2032 (c)(d)	EUR	32,160,000	34,702,318
Finnish Government 2.875% 4/15/2029 (c)(d)	EUR	68,800,000	82,072,477
Finnish Government 2.95% 4/15/2055 (c)(d)	EUR	16,400,000	16,133,123
Finnish Government 3% 9/15/2033 (c)(d)	EUR	38,000,000	44,756,025
Finnish Government 3% 9/15/2034 (c)(d)	EUR	35,500,000	41,498,903
Finnish Government 3% 9/15/2035 (c)(d)	EUR	31,600,000	36,631,266
TOTAL FINLAND			569,313,377
FRANCE - 8.2%
French Government 0% 11/25/2029 (c)(d)	EUR	50,654,000	53,809,670
French Government 0% 11/25/2030 (c)(d)	EUR	24,200,000	24,840,272
French Government 0% 11/25/2031 (c)(d)	EUR	80,369,000	79,486,936
French Government 0% 2/25/2027 (c)(d)	EUR	26,074,000	29,902,800
French Government 0% 5/25/2032 (c)(d)	EUR	37,200,000	36,071,697
French Government 0.5% 5/25/2029 (c)(d)	EUR	31,290,000	34,354,616
French Government 0.5% 5/25/2040 (c)(d)	EUR	24,343,000	17,863,556
French Government 0.5% 5/25/2072 (c)(d)	EUR	41,670,000	12,128,055
French Government 0.5% 6/25/2044 (c)(d)	EUR	7,500,000	4,725,937
French Government 0.75% 11/25/2028 (c)(d)	EUR	27,662,000	30,983,577
French Government 0.75% 2/25/2028 (c)(d)	EUR	14,300,000	16,259,774
French Government 0.75% 5/25/2028 (c)(d)	EUR	12,780,000	14,462,480
French Government 0.75% 5/25/2052 (c)(d)	EUR	34,264,000	17,608,763
French Government 0.75% 5/25/2053 (c)(d)	EUR	12,500,000	6,217,413
French Government 1.25% 5/25/2036 (c)(d)	EUR	61,786,000	57,860,002
French Government 1.75% 5/25/2066 (c)(d)	EUR	4,110,000	2,359,040
French Government 1.75% 6/25/2039 (c)(d)	EUR	6,190,000	5,678,349
French Government 2% 11/25/2032 (c)(d)	EUR	94,800,000	103,662,105
French Government 2% 5/25/2048 (c)(d)	EUR	70,000	55,524
French Government 2.5% 5/25/2030 (c)(d)	EUR	50,278,000	58,595,813
French Government 2.5% 5/25/2043 (c)(d)	EUR	119,400,000	112,622,380
French Government 2.5% 9/24/2027 (c)(d)	EUR	80,500,000	95,024,586
French Government 2.7% 2/25/2031 (c)(d)	EUR	51,300,000	59,860,923
French Government 2.75% 10/25/2027 (c)(d)	EUR	40,810,000	48,378,794
French Government 2.75% 2/25/2029 (c)(d)	EUR	72,900,000	86,309,595
French Government 2.75% 2/25/2030 (c)(d)	EUR	22,700,000	26,747,387
French Government 3% 11/25/2034 (c)(d)	EUR	57,300,000	65,172,666
French Government 3% 5/25/2033 (c)(d)	EUR	4,600,000	5,330,680
French Government 3% 5/25/2054 (c)(d)	EUR	3,200,000	2,896,227
French Government 3.2% 5/25/2035 (c)(d)	EUR	23,700,000	27,212,669
French Government 3.25% 5/25/2045 (c)(d)	EUR	11,653,000	12,059,333
French Government 3.25% 5/25/2055 (c)(d)	EUR	39,000,000	36,900,537
French Government 3.5% 11/25/2033 (c)(d)	EUR	15,700,000	18,719,650
French Government 3.5% 11/25/2035 (c)(d)	EUR	51,200,000	59,875,406
French Government 4% 4/25/2060 (c)(d)	EUR	24,600,000	26,381,169
French Government 4.5% 4/25/2041 (c)(d)	EUR	1,710,000	2,129,619
French Government 4.75% 4/25/2035 (c)(d)	EUR	36,000	46,572
TOTAL FRANCE			1,292,594,572
GERMANY - 6.6%
German Federal Republic 0% 10/9/2026 (c)	EUR	15,949,000	18,462,828
German Federal Republic 0% 2/15/2032 (c)	EUR	8,590,000	8,652,458
German Federal Republic 0% 4/16/2027 (c)	EUR	21,390,000	24,495,767
German Federal Republic 0% 5/15/2036 (c)(e)	EUR	19,065,000	16,568,637
German Federal Republic 0% 8/15/2029 (c)	EUR	14,992,000	16,232,438
German Federal Republic 0% 8/15/2030 (c)(e)	EUR	31,124,000	32,798,485
German Federal Republic 0% 8/15/2031 (c)	EUR	17,740,000	18,157,728
German Federal Republic 0% 8/15/2050 (c)(e)	EUR	16,203,000	8,182,228
German Federal Republic 0% 8/15/2052 (c)	EUR	13,519,000	6,378,338
German Federal Republic 0.25% 2/15/2027 (c)	EUR	1,710,000	1,970,866
German Federal Republic 0.25% 2/15/2029 (c)(e)	EUR	20,250,000	22,395,348
German Federal Republic 1.25% 8/15/2048 (c)	EUR	4,320,000	3,354,238
German Federal Republic 1.3% 10/15/2027 (c)(e)	EUR	49,600,000	57,511,167
German Federal Republic 1.7% 8/15/2032 (c)	EUR	24,900,000	27,694,948
German Federal Republic 1.8% 8/15/2053 (c)	EUR	17,000,000	14,102,872
German Federal Republic 2% 12/16/2027 (c)(e)	EUR	57,300,000	67,180,714
German Federal Republic 2.1% 11/15/2029 (c)	EUR	5,600,000	6,524,062
German Federal Republic 2.1% 4/12/2029 (c)	EUR	10,400,000	12,154,859
German Federal Republic 2.2% 10/10/2030 (c)(e)	EUR	58,300,000	67,748,583
German Federal Republic 2.2% 2/15/2034 (c)	EUR	31,000,000	34,984,038
German Federal Republic 2.2% 4/13/2028 (c)	EUR	19,000,000	22,359,993
German Federal Republic 2.3% 2/15/2033 (c)	EUR	20,600,000	23,659,294
German Federal Republic 2.4% 10/19/2028 (c)	EUR	93,400,000	110,333,151
German Federal Republic 2.4% 11/15/2030 (c)	EUR	6,400,000	7,503,749
German Federal Republic 2.5% 10/11/2029 (c)	EUR	35,600,000	42,088,478
German Federal Republic 2.5% 2/15/2035 (c)	EUR	6,000,000	6,871,253
German Federal Republic 2.5% 7/4/2044 (c)(e)	EUR	24,052,000	25,051,087
German Federal Republic 2.5% 8/15/2046 (c)(e)	EUR	41,281,000	42,240,451
German Federal Republic 2.5% 8/15/2054 (c)	EUR	31,000,000	30,029,546
German Federal Republic 2.6% 8/15/2034 (c)	EUR	46,500,000	53,866,232
German Federal Republic 2.6% 8/15/2035 (c)	EUR	73,400,000	84,430,026
German Federal Republic 2.9% 8/15/2056 (c)	EUR	22,400,000	23,477,637
German Federal Republic 3.25% 7/4/2042 (c)(e)	EUR	31,970,000	37,475,638
German Federal Republic 4% 1/4/2037 (c)	EUR	8,010,000	10,320,234
German Federal Republic 4.75% 7/4/2034 (c)	EUR	650,000	879,000
German Federal Republic 4.75% 7/4/2040 (c)	EUR	15,931,000	22,129,536
German Federal Republic 5.5% 1/4/2031 (c)(e)	EUR	12,481,000	16,743,147
German Federal Republic 6.5% 7/4/2027 (c)	EUR	4,770,000	5,969,682
TOTAL GERMANY			1,030,978,736
GREECE - 2.0%
Greek Government 1.5% 6/18/2030 (c)(d)	EUR	21,800,000	24,425,967
Greek Government 1.875% 1/24/2052 (c)(d)	EUR	27,600,000	20,789,566
Greek Government 2% 4/22/2027 (c)(d)	EUR	20,900,000	24,598,292
Greek Government 3.375% 6/15/2034 (c)(d)	EUR	51,500,000	60,744,949
Greek Government 3.875% 3/12/2029 (c)(d)	EUR	29,100,000	35,642,926
Greek Government 3.9% 1/30/2033 (c)	EUR	75,900,000	93,257,691
Greek Government 4.2% 1/30/2042 (c)	EUR	42,800,000	52,288,688
Greek Government 4.25% 6/15/2033 (c)(d)	EUR	7,000,000	8,800,074
TOTAL GREECE			320,548,153
HONG KONG - 0.2%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,420,821
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,745,439
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,243,399
Hong Kong Government 1.89% 3/2/2032	HKD	77,000,000	9,398,263
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,563,046
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,440,688
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	598,895
TOTAL HONG KONG			32,410,551
IRELAND - 2.7%
Republic of Ireland Treasury Bill 0% 10/18/2031 (c)	EUR	25,031,000	25,251,829
Republic of Ireland Treasury Bill 0.2% 10/18/2030 (c)	EUR	5,245,000	5,519,917
Republic of Ireland Treasury Bill 0.2% 5/15/2027 (c)	EUR	30,134,000	34,556,471
Republic of Ireland Treasury Bill 0.35% 10/18/2032 (c)	EUR	22,212,000	22,226,749
Republic of Ireland Treasury Bill 0.4% 5/15/2035 (c)	EUR	24,240,000	22,306,769
Republic of Ireland Treasury Bill 0.55% 4/22/2041 (c)	EUR	13,006,000	10,066,601
Republic of Ireland Treasury Bill 1.1% 5/15/2029 (c)	EUR	62,829,000	70,896,060
Republic of Ireland Treasury Bill 1.35% 3/18/2031 (c)	EUR	35,400,000	39,204,136
Republic of Ireland Treasury Bill 1.5% 5/15/2050 (c)	EUR	30,643,000	23,553,638
Republic of Ireland Treasury Bill 1.7% 5/15/2037 (c)	EUR	2,690,000	2,704,289
Republic of Ireland Treasury Bill 2% 2/18/2045 (c)	EUR	23,084,000	21,385,252
Republic of Ireland Treasury Bill 2.4% 5/15/2030 (c)	EUR	31,160,000	36,482,716
Republic of Ireland Treasury Bill 2.6% 10/18/2034 (c)	EUR	46,800,000	53,271,720
Republic of Ireland Treasury Bill 3% 10/18/2043 (c)	EUR	39,300,000	43,210,977
Republic of Ireland Treasury Bill 3.15% 10/18/2055 (c)	EUR	11,900,000	12,457,829
TOTAL IRELAND			423,094,953
ITALY - 8.0%
Italian Republic 0.25% 3/15/2028 (c)	EUR	12,975,000	14,592,684
Italian Republic 0.45% 2/15/2029 (c)	EUR	29,560,000	32,664,304
Italian Republic 0.6% 8/1/2031 (c)(d)	EUR	17,143,000	17,791,212
Italian Republic 0.95% 3/1/2037 (c)(d)	EUR	41,747,000	37,193,201
Italian Republic 0.95% 6/1/2032 (c)	EUR	13,940,000	14,427,881
Italian Republic 0.95% 8/1/2030 (c)	EUR	16,920,000	18,383,769
Italian Republic 1.1% 4/1/2027 (c)	EUR	27,790,000	32,259,913
Italian Republic 1.5% 4/30/2045 (c)(d)	EUR	48,000,000	37,139,178
Italian Republic 1.65% 3/1/2032 (c)(d)	EUR	1,710,000	1,860,922
Italian Republic 1.7% 9/1/2051 (c)(d)	EUR	5,786,000	4,113,639
Italian Republic 1.8% 3/1/2041 (c)(d)	EUR	22,410,000	19,986,567
Italian Republic 2.1% 8/26/2027 (c)	EUR	117,700,000	138,102,218
Italian Republic 2.15% 3/1/2072 (c)(d)	EUR	19,100,000	13,267,077
Italian Republic 2.15% 9/1/2052 (c)(d)	EUR	16,010,000	12,511,719
Italian Republic 2.5% 12/1/2032 (c)	EUR	18,000,000	20,392,070
Italian Republic 2.65% 12/1/2027 (c)	EUR	14,400,000	17,052,848
Italian Republic 2.7% 10/1/2030 (c)(d)	EUR	73,900,000	86,595,424
Italian Republic 2.7% 3/1/2047 (c)(d)	EUR	1,950,000	1,832,003
Italian Republic 2.8% 3/1/2067 (c)(d)	EUR	4,900,000	4,084,828
Italian Republic 2.8% 6/15/2029 (c)	EUR	16,700,000	19,805,711
Italian Republic 2.95% 7/1/2030 (c)	EUR	21,500,000	25,509,968
Italian Republic 3% 10/1/2029 (c)	EUR	45,800,000	54,573,931
Italian Republic 3% 8/1/2029 (c)	EUR	18,611,000	22,224,874
Italian Republic 3.15% 11/15/2031 (c)(d)	EUR	10,200,000	12,115,253
Italian Republic 3.25% 11/15/2032 (c)(d)	EUR	43,100,000	51,061,394
Italian Republic 3.25% 7/15/2032 (c)(d)	EUR	9,200,000	10,934,014
Italian Republic 3.25% 9/1/2046 (c)(d)	EUR	4,530,000	4,680,798
Italian Republic 3.35% 7/1/2029 (c)	EUR	27,000,000	32,561,737
Italian Republic 3.45% 7/15/2027 (c)	EUR	19,000,000	22,750,824
Italian Republic 3.45% 7/15/2031 (c)	EUR	41,600,000	50,283,348
Italian Republic 3.5% 3/1/2030 (c)(d)	EUR	5,600,000	6,803,106
Italian Republic 3.6% 10/1/2035 (c)	EUR	66,700,000	79,255,923
Italian Republic 3.65% 8/1/2035 (c)(d)	EUR	27,600,000	32,947,417
Italian Republic 3.7% 6/15/2030 (c)	EUR	5,900,000	7,217,268
Italian Republic 3.8% 8/1/2028 (c)	EUR	9,700,000	11,803,664
Italian Republic 3.85% 12/15/2029 (c)	EUR	5,900,000	7,250,556
Italian Republic 3.85% 2/1/2035 (c)	EUR	50,800,000	61,855,754
Italian Republic 3.85% 7/1/2034 (c)	EUR	18,200,000	22,198,968
Italian Republic 4% 11/15/2030 (c)	EUR	3,000,000	3,719,332
Italian Republic 4% 2/1/2037 (c)(d)	EUR	137,000	167,359
Italian Republic 4.2% 3/1/2034 (c)	EUR	18,800,000	23,549,584
Italian Republic 4.3% 10/1/2054 (c)(d)	EUR	8,100,000	9,447,852
Italian Republic 4.35% 11/1/2033 (c)	EUR	10,500,000	13,290,860
Italian Republic 4.4% 5/1/2033 (c)	EUR	7,400,000	9,403,504
Italian Republic 4.45% 9/1/2043 (c)(d)	EUR	51,300,000	63,240,751
Italian Republic 4.5% 10/1/2053 (c)(d)	EUR	6,900,000	8,312,105
Italian Republic 4.75% 9/1/2044 (c)(d)	EUR	11,726,000	15,051,223
Italian Republic 5% 8/1/2034 (c)(d)	EUR	9,900,000	13,098,563
Italian Republic 6% 5/1/2031 (c)	EUR	13,509,000	18,361,606
Italian Republic 7.25% 11/1/2026 (c)	EUR	19,492,000	23,884,371
TOTAL ITALY			1,261,613,075
JAPAN - 11.8%
Japan Government 0.005% 12/20/2026	JPY	3,359,600,000	21,266,671
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	16,289,023
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	22,307,689
Japan Government 0.1% 6/20/2030	JPY	5,704,200,000	34,217,917
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	6,344,774
Japan Government 0.1% 9/20/2027	JPY	8,326,500,000	52,261,226
Japan Government 0.1% 9/20/2027	JPY	5,022,600,000	31,524,318
Japan Government 0.1% 9/20/2030	JPY	4,341,000,000	25,917,133
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	9,773,509
Japan Government 0.2% 6/20/2028	JPY	1,186,500,000	7,392,749
Japan Government 0.2% 6/20/2036	JPY	703,100,000	3,685,664
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	19,092,813
Japan Government 0.3% 12/20/2039	JPY	4,435,800,000	21,002,935
Japan Government 0.3% 9/20/2028	JPY	280,600,000	1,747,122
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,555,751
Japan Government 0.4% 3/20/2040	JPY	9,506,100,000	45,343,320
Japan Government 0.4% 6/20/2041	JPY	19,083,800,000	87,252,587
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	12,910,717
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,604,517
Japan Government 0.5% 3/20/2060	JPY	1,168,300,000	3,220,358
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	16,389,236
Japan Government 0.6% 1/1/2027	JPY	80,500,000	512,376
Japan Government 0.6% 12/20/2033	JPY	14,331,400,000	82,931,632
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	45,068,363
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	15,469,101
Japan Government 0.7% 3/20/2061	JPY	4,163,300,000	12,219,328
Japan Government 0.7% 5/1/2027	JPY	5,314,200,000	33,792,531
Japan Government 0.8% 3/20/2042	JPY	68,300,000	327,695
Japan Government 0.8% 6/1/2027	JPY	1,706,800,000	10,861,672
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	33,226,195
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	39,344,063
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	18,485,213
Japan Government 0.9% 8/1/2027	JPY	7,081,400,000	45,083,798
Japan Government 0.9% 9/20/2034	JPY	22,967,800,000	134,390,370
Japan Government 1% 11/1/2027	JPY	3,328,200,000	21,195,390
Japan Government 1% 3/20/2030	JPY	10,274,200,000	64,318,696
Japan Government 1% 3/20/2052	JPY	5,347,200,000	20,109,350
Japan Government 1% 6/20/2030	JPY	7,680,700,000	47,958,283
Japan Government 1% 6/20/2030	JPY	2,047,400,000	12,786,503
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	22,802,278
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	23,074,949
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,084,476
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	29,972,036
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	41,161,841
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	21,013,404
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	54,712,645
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	14,302,864
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	10,839,025
Japan Government 1.3% 9/20/2030	JPY	3,389,800,000	21,403,523
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	40,717,807
Japan Government 1.4% 3/20/2035	JPY	7,528,400,000	45,654,863
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	24,152,449
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	11,852,215
Japan Government 1.5% 6/20/2035	JPY	11,715,800,000	71,469,073
Japan Government 1.6% 12/20/2052	JPY	1,127,200,000	4,939,919
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	22,015,130
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	61,883,788
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,274,349
Japan Government 1.8% 9/20/2044	JPY	1,507,000,000	8,124,081
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	10,172,415
Japan Government 1.9% 6/20/2044	JPY	968,600,000	5,329,650
Japan Government 2.1% 6/20/2027	JPY	730,000,000	4,732,137
Japan Government 2.2% 3/20/2064	JPY	13,553,200,000	62,925,819
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	10,191,480
Japan Government 2.4% 3/20/2045	JPY	398,000,000	2,351,945
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	24,742,225
Japan Government 2.4% 3/20/2055	JPY	3,322,000,000	17,418,656
Japan Government 2.4% 6/20/2028	JPY	393,850,000	2,587,557
Japan Government 2.5% 6/20/2045	JPY	8,154,000,000	48,823,533
Japan Government 2.7% 9/20/2045	JPY	1,843,700,000	11,351,749
Japan Government 3.1% 3/20/2065	JPY	294,100,000	1,721,172
Japan Government 3.2% 9/20/2055	JPY	1,132,600,000	7,012,807
TOTAL JAPAN			1,826,992,448
LATVIA - 0.5%
Republic of Latvia 0% 1/24/2029 (c)	EUR	7,000,000	7,570,427
Republic of Latvia 0% 3/17/2031 (c)	EUR	5,378,000	5,388,182
Republic of Latvia 0.25% 1/23/2030 (c)	EUR	2,400,000	2,539,842
Republic of Latvia 0.375% 10/7/2026 (c)	EUR	6,887,000	7,957,549
Republic of Latvia 1.125% 5/30/2028 (c)	EUR	7,800,000	8,854,897
Republic of Latvia 1.375% 5/16/2036 (c)	EUR	10,433,000	9,718,572
Republic of Latvia 1.875% 2/19/2049 (c)	EUR	4,878,000	3,757,277
Republic of Latvia 2.25% 2/15/2047 (c)	EUR	1,380,000	1,192,411
Republic of Latvia 3% 1/24/2032 (c)	EUR	4,300,000	4,996,813
Republic of Latvia 3.875% 3/25/2027 (c)	EUR	16,600,000	19,859,080
Republic of Latvia 3.875% 5/22/2029 (c)	EUR	3,600,000	4,382,730
TOTAL LATVIA			76,217,780
LITHUANIA - 0.5%
Lithuania Government 0.5% 7/28/2050 (c)	EUR	6,985,000	3,396,297
Lithuania Government 0.75% 5/6/2030 (c)	EUR	3,462,000	3,719,828
Lithuania Government 0.75% 7/15/2051 (c)	EUR	2,250,000	1,155,198
Lithuania Government 0.95% 5/26/2027 (c)	EUR	1,116,000	1,284,244
Lithuania Government 1.625% 6/19/2049 (c)	EUR	1,009,000	702,821
Lithuania Government 2.1% 5/26/2047 (c)	EUR	3,903,000	3,120,725
Lithuania Government 2.125% 10/22/2035 (c)	EUR	17,210,000	17,680,661
Lithuania Government 2.125% 10/29/2026 (c)	EUR	4,140,000	4,851,948
Lithuania Government 2.125% 6/1/2032 (c)	EUR	8,400,000	9,236,734
Lithuania Government 3.5% 2/13/2034 (c)	EUR	5,800,000	6,844,174
Lithuania Government 3.875% 6/14/2033 (c)	EUR	5,200,000	6,306,104
Lithuania Government 4.125% 4/25/2028 (c)	EUR	13,600,000	16,523,735
Lithuania Government 4.25% 9/10/2045 (c)	EUR	2,000,000	2,295,072
TOTAL LITHUANIA			77,117,541
LUXEMBOURG - 0.5%
Luxembourg Government 0% 11/13/2026 (c)	EUR	10,726,000	12,359,016
Luxembourg Government 0% 4/28/2030 (c)	EUR	1,879,000	1,974,679
Luxembourg Government 0.625% 2/1/2027 (c)	EUR	5,651,000	6,541,546
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (c)	EUR	12,200,000	12,450,787
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (c)	EUR	6,197,000	6,022,905
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (c)	EUR	3,870,000	4,391,662
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (c)	EUR	6,730,000	5,968,178
State of the Grand-Duchy of Luxembourg 2.625% 10/23/2034 (c)	EUR	11,100,000	12,639,551
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (c)	EUR	5,100,000	5,958,373
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (c)	EUR	5,700,000	6,212,299
TOTAL LUXEMBOURG			74,518,996
NETHERLANDS - 4.5%
Dutch Government 0% 1/15/2029 (c)(d)	EUR	4,200,000	4,606,115
Dutch Government 0% 1/15/2038 (c)(d)	EUR	34,830,000	27,939,193
Dutch Government 0% 1/15/2052 (c)(d)	EUR	4,927,000	2,318,353
Dutch Government 0% 7/15/2030 (c)(d)	EUR	50,213,000	52,769,918
Dutch Government 0% 7/15/2031 (c)(d)	EUR	43,851,000	44,674,818
Dutch Government 0.25% 7/15/2029 (c)(d)	EUR	37,500,000	40,933,891
Dutch Government 0.5% 1/15/2040 (c)(d)	EUR	31,789,000	25,712,565
Dutch Government 0.5% 7/15/2026 (c)(d)	EUR	9,511,000	11,089,038
Dutch Government 0.5% 7/15/2032 (c)(d)	EUR	22,900,000	23,399,031
Dutch Government 0.75% 7/15/2027 (c)(d)	EUR	58,202,000	67,056,291
Dutch Government 0.75% 7/15/2028 (c)(d)	EUR	70,954,000	80,397,285
Dutch Government 2% 1/15/2054 (c)(d)	EUR	60,200,000	51,028,001
Dutch Government 2.5% 1/15/2033 (c)(d)	EUR	11,430,000	13,233,869
Dutch Government 2.5% 7/15/2033 (c)(d)	EUR	26,500,000	30,521,888
Dutch Government 2.5% 7/15/2034 (c)(d)	EUR	46,100,000	52,642,611
Dutch Government 2.5% 7/15/2035 (c)(d)	EUR	26,800,000	30,292,884
Dutch Government 2.75% 1/15/2047 (c)(d)	EUR	23,265,000	24,382,018
Dutch Government 3.25% 1/15/2044 (c)(d)	EUR	41,100,000	47,209,124
Dutch Government 3.5% 1/15/2056 (c)(d)	EUR	11,300,000	13,056,527
Dutch Government 3.75% 1/15/2042 (c)(d)	EUR	45,030,000	55,430,434
Dutch Government 4% 1/15/2037 (c)(d)	EUR	8,170,000	10,400,085
TOTAL NETHERLANDS			709,093,939
NEW ZEALAND - 2.2%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	21,310,580
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	29,795,941
New Zealand Government 1.75% 5/15/2041	NZD	26,864,000	10,238,484
New Zealand Government 2% 5/15/2032	NZD	41,113,000	20,956,367
New Zealand Government 2.75% 4/15/2037 (c)	NZD	45,131,000	21,725,428
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	11,997,273
New Zealand Government 3% 4/20/2029	NZD	131,094,000	74,445,750
New Zealand Government 3.5% 4/14/2033 (c)	NZD	28,700,000	15,825,133
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	47,446,678
New Zealand Government 4.5% 4/15/2027 (c)	NZD	49,800,000	29,309,597
New Zealand Government 4.5% 5/15/2030	NZD	32,700,000	19,442,425
New Zealand Government 4.5% 5/15/2035	NZD	61,200,000	35,481,832
New Zealand Government 5% 5/15/2054	NZD	9,700,000	5,448,018
TOTAL NEW ZEALAND			343,423,506
NORWAY - 1.1%
Kingdom of Norway 1.25% 9/17/2031 (c)(d)	NOK	69,261,000	5,935,798
Kingdom of Norway 1.375% 8/19/2030 (c)(d)	NOK	313,381,000	27,800,128
Kingdom of Norway 1.75% 2/17/2027 (c)(d)	NOK	393,482,000	38,100,885
Kingdom of Norway 1.75% 9/6/2029 (c)(d)	NOK	128,390,000	11,810,100
Kingdom of Norway 2% 4/26/2028 (c)(d)	NOK	45,900,000	4,364,473
Kingdom of Norway 2.125% 5/18/2032 (c)(d)	NOK	142,533,000	12,665,782
Kingdom of Norway 3% 8/15/2033 (c)(d)	NOK	97,000,000	8,959,788
Kingdom of Norway 3.5% 10/6/2042 (c)(d)	NOK	116,800,000	10,693,921
Kingdom of Norway 3.625% 4/13/2034 (c)(d)	NOK	310,900,000	29,829,498
Kingdom of Norway 3.75% 6/12/2035 (c)(d)	NOK	214,100,000	20,570,525
TOTAL NORWAY			170,730,898
PORTUGAL - 4.1%
Portugal Obrigacoes do Tesouro 0.3% 10/17/2031 (c)(d)	EUR	12,800,000	13,159,743
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (c)(d)	EUR	48,591,000	51,972,993
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (c)(d)	EUR	60,505,000	69,414,037
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (c)(d)	EUR	14,477,000	13,776,134
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (c)(d)	EUR	27,215,000	16,881,015
Portugal Obrigacoes do Tesouro 1.15% 4/11/2042 (c)(d)	EUR	27,900,000	22,742,075
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (c)(d)	EUR	29,740,000	32,613,021
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (c)(d)	EUR	97,074,000	112,876,667
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (c)(d)	EUR	91,500,000	105,989,884
Portugal Obrigacoes do Tesouro 2.875% 7/21/2026 (c)(d)	EUR	19,990,000	23,599,796
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (c)(d)	EUR	39,000,000	45,296,831
Portugal Obrigacoes do Tesouro 3.5% 6/18/2038 (c)(d)	EUR	4,400,000	5,190,167
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (c)(d)	EUR	15,200,000	16,700,013
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (c)(d)	EUR	16,065,000	19,965,334
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (c)(d)	EUR	30,747,000	37,829,890
Republic of Portugal 2.125% 10/17/2028 (c)(d)	EUR	19,285,000	22,648,071
Republic of Portugal 4.1% 4/15/2037 (c)(d)	EUR	24,573,000	30,960,712
TOTAL PORTUGAL			641,616,383
SINGAPORE - 2.9%
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	13,991,325
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	30,574,380
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	10,148,017
Republic of Singapore 2.125% 6/1/2026	SGD	23,013,000	17,945,850
Republic of Singapore 2.25% 8/1/2036	SGD	8,615,000	6,717,877
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,259,523
Republic of Singapore 2.5% 4/1/2030	SGD	22,700,000	18,167,416
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	3,028,393
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	12,125,568
Republic of Singapore 2.75% 3/1/2035	SGD	30,600,000	25,152,647
Republic of Singapore 2.75% 3/1/2046	SGD	24,500,000	20,775,825
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	41,088,360
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,872,284
Republic of Singapore 2.875% 9/1/2027	SGD	70,000,000	55,689,591
Republic of Singapore 2.875% 9/1/2030	SGD	25,600,000	20,823,152
Republic of Singapore 3% 8/1/2072 (c)	SGD	28,800,000	26,284,279
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	38,436,518
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	20,044,184
Republic of Singapore 3.5% 3/1/2027	SGD	18,124,000	14,419,761
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	75,676,952
TOTAL SINGAPORE			458,221,902
SLOVAKIA - 1.7%
Slovakia Treasury Bill 0.125% 6/17/2027 (c)	EUR	15,970,000	18,216,026
Slovakia Treasury Bill 0.375% 4/21/2036 (c)	EUR	22,420,000	19,001,837
Slovakia Treasury Bill 0.75% 4/9/2030 (c)	EUR	10,300,000	11,164,944
Slovakia Treasury Bill 1% 10/13/2051 (c)	EUR	920,000	535,050
Slovakia Treasury Bill 1% 10/9/2030 (c)	EUR	14,233,000	15,459,580
Slovakia Treasury Bill 1% 6/12/2028 (c)	EUR	13,930,000	15,840,540
Slovakia Treasury Bill 1.375% 1/21/2027 (c)	EUR	3,150,000	3,670,507
Slovakia Treasury Bill 1.625% 1/21/2031 (c)	EUR	11,100,000	12,325,630
Slovakia Treasury Bill 1.875% 3/9/2037 (c)	EUR	4,837,000	4,737,272
Slovakia Treasury Bill 2% 10/17/2047 (c)	EUR	18,134,000	14,384,977
Slovakia Treasury Bill 2.25% 6/12/2068 (c)	EUR	6,082,000	4,000,707
Slovakia Treasury Bill 3.625% 1/16/2029 (c)	EUR	23,871,000	28,980,708
Slovakia Treasury Bill 3.625% 6/8/2033 (c)	EUR	24,500,000	29,391,642
Slovakia Treasury Bill 3.75% 2/23/2035 (c)	EUR	16,300,000	19,453,872
Slovakia Treasury Bill 3.75% 3/6/2034 (c)	EUR	45,800,000	55,196,676
Slovakia Treasury Bill 3.875% 2/8/2033 (c)	EUR	3,054,000	3,740,026
Slovakia Treasury Bill 4% 2/23/2043 (c)	EUR	12,900,000	14,856,878
TOTAL SLOVAKIA			270,956,872
SLOVENIA - 0.8%
Slovenia Ministry of Finance Treasury Bill 0% 2/12/2031 (c)	EUR	11,100,000	11,459,134
Slovenia Ministry of Finance Treasury Bill 0.125% 7/1/2031 (c)	EUR	5,960,000	6,128,405
Slovenia Ministry of Finance Treasury Bill 0.4875% 10/20/2050 (c)	EUR	3,465,000	1,890,712
Slovenia Ministry of Finance Treasury Bill 0.6875% 3/3/2081 (c)	EUR	15,148,000	4,887,876
Slovenia Ministry of Finance Treasury Bill 0.875% 7/15/2030 (c)	EUR	14,118,000	15,564,254
Slovenia Ministry of Finance Treasury Bill 1% 3/6/2028 (c)	EUR	9,000,000	10,345,565
Slovenia Ministry of Finance Treasury Bill 1.1875% 3/14/2029 (c)	EUR	4,421,000	5,034,887
Slovenia Ministry of Finance Treasury Bill 1.5% 3/25/2035 (c)	EUR	6,884,000	7,038,063
Slovenia Ministry of Finance Treasury Bill 1.75% 11/3/2040 (c)	EUR	8,240,000	7,694,264
Slovenia Ministry of Finance Treasury Bill 3% 3/10/2034 (c)	EUR	17,000,000	19,933,949
Slovenia Ministry of Finance Treasury Bill 3.125% 7/2/2035 (c)	EUR	4,700,000	5,451,911
Slovenia Ministry of Finance Treasury Bill 3.125% 8/7/2045 (c)	EUR	9,338,000	9,989,785
Slovenia Ministry of Finance Treasury Bill 3.625% 3/11/2033 (c)	EUR	4,400,000	5,412,580
Slovenia Ministry of Finance Treasury Bill 5.125% 3/30/2026 (c)	EUR	12,292,000	14,555,525
TOTAL SLOVENIA			125,386,910
SPAIN - 5.1%
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	36,283,044
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	28,442,297
Spanish Kingdom 0.5% 10/31/2031 (c)(d)	EUR	7,736,000	7,996,385
Spanish Kingdom 0.6% 10/31/2029 (c)(d)	EUR	19,277,000	21,119,726
Spanish Kingdom 0.7% 4/30/2032 (c)(d)	EUR	5,430,000	5,599,948
Spanish Kingdom 0.8% 7/30/2027 (c)(d)	EUR	23,656,000	27,239,739
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	26,869,044
Spanish Kingdom 0.85% 7/30/2037 (c)(d)	EUR	29,074,000	25,710,901
Spanish Kingdom 1% 10/31/2050 (c)(d)	EUR	5,109,000	3,201,423
Spanish Kingdom 1% 7/30/2042 (c)(d)	EUR	11,860,000	9,231,331
Spanish Kingdom 1.2% 10/31/2040 (c)(d)	EUR	600,000	506,969
Spanish Kingdom 1.25% 10/31/2030 (c)(d)	EUR	46,415,000	51,174,818
Spanish Kingdom 1.45% 10/31/2071 (c)(d)	EUR	31,259,000	16,530,397
Spanish Kingdom 1.45% 4/30/2029 (c)(d)	EUR	8,730,000	9,956,725
Spanish Kingdom 1.9% 10/31/2052 (c)(d)	EUR	12,800,000	9,819,783
Spanish Kingdom 2.4% 5/31/2028	EUR	8,300,000	9,784,203
Spanish Kingdom 2.5% 5/31/2027	EUR	44,800,000	52,897,464
Spanish Kingdom 2.55% 10/31/2032 (c)(d)	EUR	21,200,000	24,366,127
Spanish Kingdom 2.7% 1/31/2030	EUR	38,200,000	45,153,466
Spanish Kingdom 2.7% 10/31/2048 (c)(d)	EUR	443,000	425,064
Spanish Kingdom 2.9% 10/31/2046 (c)(d)	EUR	720,000	729,044
Spanish Kingdom 3.1% 7/30/2031	EUR	32,700,000	39,113,961
Spanish Kingdom 3.15% 4/30/2033 (c)(d)	EUR	7,100,000	8,432,332
Spanish Kingdom 3.15% 4/30/2035 (c)(d)	EUR	7,000,000	8,171,003
Spanish Kingdom 3.2% 10/31/2035 (c)(d)	EUR	29,400,000	34,324,917
Spanish Kingdom 3.25% 4/30/2034 (c)(d)	EUR	6,600,000	7,823,440
Spanish Kingdom 3.45% 10/31/2034 (c)(d)	EUR	57,500,000	68,950,821
Spanish Kingdom 3.45% 7/30/2043 (c)(d)	EUR	71,600,000	80,128,618
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	45,964,201
Spanish Kingdom 3.55% 10/31/2033 (c)(d)	EUR	30,900,000	37,545,585
Spanish Kingdom 4% 10/31/2054 (c)(d)	EUR	4,200,000	4,834,759
Spanish Kingdom 4.2% 1/31/2037 (c)(d)	EUR	6,230,000	7,853,969
Spanish Kingdom 5.15% 10/31/2044 (c)(d)	EUR	14,225,000	19,680,180
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	9,117,798
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,850,964
TOTAL SPAIN			792,830,446
SWEDEN - 1.4%
Sweden Kingdom 0.125% 5/12/2031 (c)	SEK	396,665,000	38,186,951
Sweden Kingdom 0.5% 11/24/2045 (c)	SEK	62,760,000	4,286,306
Sweden Kingdom 0.75% 11/12/2029 (c)	SEK	323,220,000	33,164,236
Sweden Kingdom 0.75% 5/12/2028 (c)	SEK	170,060,000	17,904,728
Sweden Kingdom 1% 11/12/2026 (c)	SEK	276,075,000	29,735,345
Sweden Kingdom 1.375% 6/23/2071 (c)	SEK	34,910,000	2,111,255
Sweden Kingdom 1.75% 11/11/2033 (c)	SEK	96,500,000	9,838,357
Sweden Kingdom 2.25% 5/11/2035 (c)	SEK	282,100,000	29,386,246
Sweden Kingdom 2.25% 6/1/2032 (c)	SEK	153,765,000	16,450,425
Sweden Kingdom 2.5% 10/15/2036 (c)	SEK	163,300,000	17,191,509
Sweden Kingdom 3.5% 3/30/2039 (c)	SEK	171,525,000	19,789,325
TOTAL SWEDEN			218,044,683
SWITZERLAND - 2.2%
Swiss Confederation 0% 6/22/2029 (c)	CHF	36,300,000	45,805,321
Swiss Confederation 0% 6/26/2034 (c)	CHF	48,000,000	59,273,001
Swiss Confederation 0% 7/24/2039 (c)	CHF	2,070,000	2,463,998
Swiss Confederation 0.25% 6/23/2035 (c)	CHF	28,110,000	35,348,760
Swiss Confederation 0.5% 5/24/2055 (c)	CHF	18,400,000	23,150,410
Swiss Confederation 0.5% 5/27/2030 (c)	CHF	12,600,000	16,189,274
Swiss Confederation 0.5% 5/30/2058 (c)	CHF	3,907,000	5,028,493
Swiss Confederation 0.5% 6/28/2045 (c)	CHF	1,736,000	2,187,419
Swiss Confederation 0.875% 5/22/2047 (c)	CHF	2,300,000	3,110,360
Swiss Confederation 1.25% 6/27/2037 (c)	CHF	6,501,000	9,000,122
Swiss Confederation 1.25% 6/28/2043 (c)	CHF	25,000,000	35,486,618
Swiss Confederation 1.5% 4/30/2042 (c)	CHF	14,124,000	20,602,870
Swiss Confederation 2% 6/25/2064 (c)	CHF	10,942,000	21,911,103
Swiss Confederation 2.5% 3/8/2036 (c)	CHF	3,128,000	4,810,387
Swiss Confederation 3.5% 4/8/2033 (c)	CHF	17,304,000	26,993,672
Swiss Confederation 4% 1/6/2049 (c)	CHF	15,826,000	35,000,694
Swiss Confederation 4% 4/8/2028 (c)	CHF	2,610,000	3,595,315
TOTAL SWITZERLAND			349,957,817
UNITED KINGDOM - 6.5%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (c)	GBP	2,396,000	3,012,521
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (c)	GBP	12,200,000	13,445,210
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (c)	GBP	21,340,000	28,095,972
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (c)	GBP	12,977,000	14,852,752
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (c)	GBP	29,000,000	35,472,368
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (c)	GBP	5,800,000	2,883,163
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (c)	GBP	5,655,000	5,360,390
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (c)	GBP	692,000	439,598
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (c)	GBP	95,700,000	41,450,415
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (c)	GBP	54,457,000	43,908,783
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (c)	GBP	18,140,000	23,565,166
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (c)	GBP	39,040,000	23,343,782
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (c)	GBP	6,200,000	8,262,017
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (c)	GBP	3,570,000	4,552,083
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (c)	GBP	19,072,000	10,535,026
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (c)	GBP	4,840,000	3,642,693
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (c)	GBP	400,000	422,431
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (c)	GBP	23,900,000	30,261,234
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (c)	GBP	85,800,000	93,101,327
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (c)	GBP	1,510,000	1,473,189
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (c)	GBP	20,800,000	22,013,842
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (c)	GBP	22,400,000	30,056,878
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (c)	GBP	54,400,000	59,068,071
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (c)	GBP	12,200,000	16,512,464
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (c)	GBP	13,000,000	17,679,098
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (c)	GBP	17,400,000	23,722,108
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (c)	GBP	8,124,000	9,585,538
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (c)	GBP	2,199,000	2,885,696
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (c)	GBP	12,700,000	17,278,291
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (c)	GBP	65,200,000	86,829,770
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (c)	GBP	21,200,000	29,060,341
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (c)	GBP	6,500,000	8,250,370
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (c)	GBP	92,400,000	124,759,078
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (c)	GBP	109,800,000	150,538,310
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (c)	GBP	6,200,000	8,503,843
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (c)	GBP	22,792,000	31,902,803
TOTAL UNITED KINGDOM			1,026,726,621
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,839,406,157)			15,348,174,633

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $98,576,997)	3.79	98,556,520	98,576,231

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $15,937,983,154)	15,446,750,864
NET OTHER ASSETS (LIABILITIES) - 1.5%	232,681,816
NET ASSETS - 100.0%	15,679,432,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	220	3/2026	30,032,471	(109,636)
ICE Long GILT Futures (United Kingdom)	454	3/2026	55,915,635	339,650

TOTAL FUTURES CONTRACTS				230,014
The notional amount of long futures as a percentage of Net Assets is 0.6%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	11,935,000	USD	7,943,793	Morgan Stanley Capital Services LLC	1/2026	21,029
AUD	1,148,748,000	USD	769,676,094	Royal Bank of Canada	1/2026	(3,059,114)
CAD	67,396,000	USD	48,224,455	Canadian Imperial Bank of Commerce	1/2026	878,310
CAD	1,009,269,000	USD	737,818,278	Royal Bank of Canada	1/2026	(2,494,246)
CAD	13,865,000	USD	10,120,328	JPMorgan Chase Bank NA	2/2026	(5,475)
CHF	777,000	USD	971,182	State Street Bank & Trust Co	1/2026	9,755
CHF	284,445,000	USD	359,806,464	State Street Bank & Trust Co	1/2026	(704,078)
DKK	1,780,418,000	USD	280,482,026	JPMorgan Chase Bank NA	1/2026	(350,489)
EUR	7,967,817,000	USD	9,375,730,264	Bank of America NA	1/2026	(11,951,698)
EUR	10,605,000	USD	12,474,672	JPMorgan Chase Bank NA	1/2026	(11,676)
EUR	55,643,000	USD	65,371,566	State Street Bank & Trust Co	2/2026	109,776
GBP	773,625,000	USD	1,043,001,999	BNP Paribas SA	1/2026	(194,180)
HKD	253,833,890	USD	32,619,961	Royal Bank of Canada	1/2026	(4,816)
JPY	291,777,056,515	USD	1,867,253,657	State Street Bank & Trust Co	1/2026	(4,529,854)
JPY	1,123,100,000	USD	7,162,326	State Street Bank & Trust Co	1/2026	7,618
JPY	4,374,150,000	USD	27,960,381	HSBC Bank USA NA	2/2026	36,541
NOK	1,759,616,990	USD	175,318,737	Canadian Imperial Bank of Commerce	1/2026	(753,559)
NZD	606,791,973	USD	352,273,080	State Street Bank & Trust Co	1/2026	(2,912,602)
SEK	2,031,649,000	USD	221,113,814	JPMorgan Chase Bank NA	1/2026	(438,313)
SGD	597,309,487	USD	465,357,397	Bank of America NA	1/2026	(669,761)
SGD	33,414,000	USD	25,843,926	HSBC Bank USA NA	1/2026	151,095
USD	27,157,005	AUD	41,454,000	BNP Paribas SA	1/2026	(507,322)
USD	717,110,459	AUD	1,109,477,000	Bank of America NA	1/2026	(23,299,019)
USD	6,453,344	AUD	9,752,000	HSBC Bank USA NA	1/2026	(54,653)
USD	775,097,315	AUD	1,156,727,000	Royal Bank of Canada	2/2026	3,030,314
USD	758,327,869	CAD	1,068,059,000	JPMorgan Chase Bank NA	1/2026	(19,828,847)
USD	6,176,417	CAD	8,606,000	JPMorgan Chase Bank NA	1/2026	(93,664)
USD	738,760,124	CAD	1,009,283,000	Royal Bank of Canada	2/2026	2,463,744
USD	1,022,376	CHF	815,000	Brown Brothers Harriman & Co.	1/2026	(6,535)
USD	353,019,083	CHF	284,407,000	Goldman Sachs Bank USA	1/2026	(6,035,329)
USD	360,618,736	CHF	284,235,000	State Street Bank & Trust Co	2/2026	659,153
USD	11,465,668	DKK	73,215,000	Bank of America NA	1/2026	(54,003)
USD	5,345,448	DKK	34,333,000	Goldman Sachs Bank USA	1/2026	(56,517)
USD	259,458,244	DKK	1,672,870,000	HSBC Bank USA NA	1/2026	(3,751,656)
USD	280,792,965	DKK	1,779,471,000	JPMorgan Chase Bank NA	2/2026	330,758
USD	9,152,127,719	EUR	7,891,432,000	Bank of America NA	1/2026	(121,883,195)
USD	61,144,567	EUR	52,296,000	Bank of America NA	1/2026	(313,693)
USD	42,774,943	EUR	36,801,000	Royal Bank of Canada	1/2026	(473,592)
USD	9,395,219,562	EUR	7,973,822,000	Bank of America NA	2/2026	11,531,201
USD	1,004,270,816	GBP	761,455,000	Bank of America NA	1/2026	(22,132,451)
USD	15,976,005	GBP	12,071,000	Royal Bank of Canada	1/2026	(295,100)
USD	1,043,635,645	GBP	774,126,000	BNP Paribas SA	2/2026	191,517
USD	32,713,248	HKD	254,249,000	Canadian Imperial Bank of Commerce	1/2026	44,765
USD	32,848,139	HKD	255,357,000	Royal Bank of Canada	2/2026	2,549
USD	10,291,218	JPY	1,599,950,000	Bank of America NA	1/2026	77,033
USD	19,892,390	JPY	3,066,550,000	JPMorgan Chase Bank NA	1/2026	315,335
USD	1,851,700,833	JPY	288,233,900,000	JPMorgan Chase Bank NA	1/2026	11,596,773
USD	1,872,518,469	JPY	291,862,900,000	State Street Bank & Trust Co	2/2026	4,438,303
USD	171,649,018	NOK	1,759,617,000	HSBC Bank USA NA	1/2026	(2,916,160)
USD	175,652,342	NOK	1,762,927,000	Canadian Imperial Bank of Commerce	2/2026	742,861
USD	12,449,725	NZD	21,676,000	Bank of America NA	1/2026	(30,232)
USD	328,543,196	NZD	585,117,000	HSBC Bank USA NA	1/2026	(8,337,917)
USD	351,620,007	NZD	605,023,000	State Street Bank & Trust Co	2/2026	2,844,053
USD	4,626,671	SEK	43,590,000	Bank of America NA	1/2026	(108,027)
USD	206,676,210	SEK	1,970,761,000	Bank of America NA	1/2026	(7,385,703)
USD	1,844,947	SEK	17,298,000	HSBC Bank USA NA	1/2026	(33,943)
USD	221,367,794	SEK	2,030,998,000	JPMorgan Chase Bank NA	2/2026	424,298
USD	486,507,054	SGD	630,987,000	BNP Paribas SA	1/2026	(4,380,607)
USD	466,434,689	SGD	597,577,000	Bank of America NA	2/2026	638,142

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(209,513,103)
Unrealized Appreciation						40,544,923
Unrealized Depreciation						(250,058,026)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,861,669.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,393,074,607 or 72.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,918,293,069 or 37.7% of net assets.

(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $232,512,163.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,892,675	2,736,227,823	2,721,544,793	2,627,089	1,292	(766)	98,576,231	98,556,520	0.2%
Total	83,892,675	2,736,227,823	2,721,544,793	2,627,089	1,292	(766)	98,576,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	15,348,174,633	-	15,348,174,633	-

Money Market Funds	98,576,231	98,576,231	-	-
Total Investments in Securities:	15,446,750,864	98,576,231	15,348,174,633	-
Derivative Instruments:

Assets
Futures Contracts	339,650	339,650	-	-
Forward Foreign Currency Contracts	40,544,923	-	40,544,923	-
Total Assets	40,884,573	339,650	40,544,923	-

Liabilities
Futures Contracts	(109,636)	(109,636)	-	-
Forward Foreign Currency Contracts	(250,058,026)	-	(250,058,026)	-
Total Liabilities	(250,167,662)	(109,636)	(250,058,026)	-
Total Derivative Instruments:	(209,283,089)	230,014	(209,513,103)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	40,544,923	(250,058,026)
Total Foreign Exchange Risk	40,544,923	(250,058,026)
Interest Rate Risk
Futures Contracts (b)	339,650	(109,636)
Total Interest Rate Risk	339,650	(109,636)
Total Value of Derivatives	40,884,573	(250,167,662)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	12,246,376	(187,827,782)	-	175,581,406	-
BNP Paribas SA	191,517	(5,082,109)	-	4,890,592	-
Brown Brothers Harriman & Co	-	(6,535)	-	-	(6,535)
Canadian Imperial Bank of Commerce	1,665,936	(753,559)	(912,377)	-	-
Goldman Sachs Bank USA	-	(6,091,846)	-	6,091,846	-
HSBC Bank USA NA	187,636	(15,094,329)	-	14,906,693	-
JPMorgan Chase Bank NA	12,667,164	(20,728,464)	-	8,061,300	-
Morgan Stanley Capital Services LLC	21,029	-	-	-	21,029
Royal Bank of Canada	5,496,607	(6,326,868)	-	830,261	-
State Street Bank & Trust Co	8,068,658	(8,146,534)	-	-	(77,876)
Total	$40,544,923	$(250,058,026)	$(912,377)	$210,362,098	$(63,382)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,839,406,157)	$15,348,174,633
Fidelity Central Funds (cost $98,576,997)	98,576,231

Total Investment in Securities (cost $15,937,983,154)		$15,446,750,864
Foreign currency held at value (cost $906,615)		907,869
Unrealized appreciation on forward foreign currency contracts		40,544,923
Receivable for fund shares sold		355,804,111
Interest receivable		138,853,754
Distributions receivable from Fidelity Central Funds		355,367
Receivable for daily variation margin on futures contracts		34,394
Receivable from investment adviser for expense reductions		34,229
Total assets		15,983,285,511
Liabilities
Payable for investments purchased	$6,968,905
Unrealized depreciation on forward foreign currency contracts	250,058,026
Payable for fund shares redeemed	46,681,423
Other payables and accrued expenses	144,477
Total liabilities		303,852,831
Net Assets		$15,679,432,680
Net Assets consist of:
Paid in capital		$16,996,547,335
Total accumulated earnings (loss)		(1,317,114,655)
Net Assets		$15,679,432,680
Net Asset Value, offering price and redemption price per share ($15,679,432,680 ÷ 1,849,292,498 shares)		$8.48
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$314,011,860
Income from Fidelity Central Funds		2,627,089
Income before foreign taxes withheld		$316,638,949
Less foreign taxes withheld		(45,012)
Total income		316,593,937
Expenses
Custodian fees and expenses	$862,005
Independent trustees' fees and expenses	34,451
Total expenses before reductions	896,456
Expense reductions	(432,747)
Total expenses after reductions		463,709
Net Investment income (loss)		316,130,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(335,401,187)
Fidelity Central Funds	1,292
Forward foreign currency contracts	(385,275,452)
Foreign currency transactions	(589,554)
Futures contracts	(1,937,301)
Total net realized gain (loss)		(723,202,202)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,219,873,731
Fidelity Central Funds	(766)
Forward foreign currency contracts	(585,805,496)
Assets and liabilities in foreign currencies	5,553,944
Futures contracts	1,919,478
Total change in net unrealized appreciation (depreciation)		641,540,891
Net gain (loss)		(81,661,311)
Net increase (decrease) in net assets resulting from operations		$234,468,917
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$316,130,228	$193,537,562
Net realized gain (loss)	(723,202,202)	255,025,316
Change in net unrealized appreciation (depreciation)	641,540,891	(154,327,641)
Net increase (decrease) in net assets resulting from operations	234,468,917	294,235,237
Distributions to shareholders	(589,042,588)	(427,107,283)

Share transactions
Proceeds from sales of shares	3,878,385,060	4,945,845,747
Reinvestment of distributions	589,042,588	427,107,283
Cost of shares redeemed	(1,979,330,992)	(1,522,711,788)

Net increase (decrease) in net assets resulting from share transactions	2,488,096,656	3,850,241,242
Total increase (decrease) in net assets	2,133,522,985	3,717,369,196

Net Assets
Beginning of period	13,545,909,695	9,828,540,499
End of period	$15,679,432,680	$13,545,909,695

Other Information
Shares
Sold	447,288,069	561,882,809
Issued in reinvestment of distributions	69,131,468	49,104,849
Redeemed	(228,298,113)	(174,684,412)
Net increase (decrease)	288,121,424	436,303,246

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.68	$8.74	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.191	.156	.118	.066	.007
Net realized and unrealized gain (loss)	(.050)	.095	.547	(1.420)	(.169)
Total from investment operations	.141	.251	.665	(1.354)	(.162)
Distributions from net investment income	(.341)	(.311)	(.335)	(.066)	(.008)
Total distributions	(.341)	(.311)	(.335)	(.066)	(.008)
Net asset value, end of period	$8.48	$8.68	$8.74	$8.41	$9.83
Total Return D,E	1.65%	2.91%	7.99%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01%	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any I	- %	-%	-%	-%	-% H
Expenses net of all reductions, if any I	-%	-%	-%	-%	-% H
Net investment income (loss)	2.21%	1.80%	1.38%	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,679,433	$13,545,910	$9,828,540	$8,334,404	$4,701,543
Portfolio turnover rate J	27%	17%	18%	22%	2% K

AFor the period August 31, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$465,783,342
Gross unrealized depreciation	(1,367,383,448)
Net unrealized appreciation (depreciation)	$(901,600,106)
Tax Cost	$15,829,933,624

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$55,536,330
Capital loss carryforward	$(473,638,943)
Net unrealized appreciation (depreciation) on securities and other investments	$(899,012,042)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(123,266,827)
Long-term	(350,372,116)
Total capital loss carryforward	$(473,638,943)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$589,042,588	$427,107,283

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(385,275,452)	(585,805,496)
Total Foreign Exchange Risk	(385,275,452)	(585,805,496)
Interest Rate Risk
Futures Contracts	(1,937,301)	1,919,478
Total Interest Rate Risk	(1,937,301)	1,919,478
Totals	(387,212,753)	(583,886,018)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Developed Markets Bond Index Fund	44,722,634,314

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	4,930,143,276	3,779,017,120
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $432,747.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Series International Developed Markets Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of Fidelity Series International Developed Markets Bond Index Fund (the "Fund"), a fund of Fidelity School Street Trust, including the  schedule of investments, as of December 31, 2025, the related  statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from August 31, 2021 (commencement of operations) through December 31, 2021, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 31, 2021(commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Developed Markets Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9901932.104
IDM-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026